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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03833

The MainStay Funds

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

(Address of principal executive offices)                     (Zip Code)

J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-624-6782

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

Item 1. Schedule of Investments.

The schedule of investments for the period ended January 31, 2013 is filed herewith.

MainStay Common Stock Fund
Portfolio of Investments January 31, 2013 (Unaudited)

		Shares	Value
	Common Stocks 97.3% †
	Aerospace & Defense 1.3%
	Boeing Co. (The)	1,907	$140,870
	General Dynamics Corp.	1,177	78,035
	Lockheed Martin Corp.	2,127	184,772
	Textron, Inc.	1,525	43,859
	United Technologies Corp.	11,459	1,003,465
			1,451,001

	Air Freight & Logistics 0.6%
	United Parcel Service, Inc. Class B	8,344	661,596

	Airlines 0.6%
	Alaska Air Group, Inc. (a)	1,391	64,167
	Southwest Airlines Co.	52,941	593,468
			657,635

	Auto Components 0.7%
	Goodyear Tire & Rubber Co. (The) (a)	53,527	736,532

	Beverages 3.0%
	Coca-Cola Co. (The)	44,978	1,674,981
	Constellation Brands, Inc. Class A (a)	1,447	46,825
	PepsiCo., Inc.	22,363	1,629,144
			3,350,950

	Biotechnology 2.2%
	Amgen, Inc.	14,351	1,226,437
	Biogen Idec, Inc. (a)	1,037	161,855
	Celgene Corp. (a)	615	60,860
	Gilead Sciences, Inc. (a)	25,186	993,588
			2,442,740

	Capital Markets 1.9%
	Bank of New York Mellon Corp. (The)	29,024	788,292
	BlackRock, Inc.	19	4,489
	Charles Schwab Corp. (The)	2,272	37,556
	Goldman Sachs Group, Inc. (The)	111	16,412
	Northern Trust Corp.	6,642	341,864
	State Street Corp.	13,721	763,574
	Waddell & Reed Financial, Inc. Class A	3,674	145,858
			2,098,045

	Chemicals 2.3%
	CF Industries Holdings, Inc.	2,145	491,570
	LyondellBasell Industries, N.V., Class A	14,881	943,753
	Monsanto Co.	1,682	170,471
	PPG Industries, Inc.	6,477	892,984
	Sherwin-Williams Co. (The)	247	40,048
			2,538,826

	Commercial Banks 0.8%
	Huntington Bancshares, Inc.	19,373	134,836
	Signature Bank (a)	468	34,599
	Wells Fargo & Co.	20,015	697,123
			866,558

	Commercial Services & Supplies 0.9%
	ADT Corp. (The)	9,149	434,577
	Avery Dennison Corp.	10,361	399,002
	Tyco International, Ltd.	7,607	229,960
			1,063,539

	Communications Equipment 2.7%
	Cisco Systems, Inc.	68,073	1,400,262
	Harris Corp.	14,922	689,396
	QUALCOMM, Inc.	4,706	310,737
	Riverbed Technology, Inc. (a)	30,169	585,279
			2,985,674

	Computers & Peripherals 4.3%
¤	Apple, Inc.	6,977	3,176,698
	NetApp, Inc. (a)	17,652	635,472
	Seagate Technology PLC	17,857	606,781
	Western Digital Corp.	8,111	381,217
			4,800,168

	Consumer Finance 0.6%
	American Express Co.	3,409	200,483
	Discover Financial Services	11,189	429,546
			630,029

	Diversified Financial Services 3.4%
	Bank of America Corp.	132,576	1,500,760
	Citigroup, Inc.	7,055	297,439
¤	JPMorgan Chase & Co.	42,143	1,982,828
			3,781,027

	Diversified Telecommunication Services 3.6%
¤	AT&T, Inc.	66,896	2,327,312
	Frontier Communications Corp.	1,976	9,030
	Verizon Communications, Inc.	39,249	1,711,649
			4,047,991

	Electric Utilities 0.2%
	American Electric Power Co., Inc.	228	10,326
	Southern Co. (The)	4,375	193,506
			203,832

	Electrical Equipment 0.0%‡
	Emerson Electric Co.	325	18,606

	Electronic Equipment & Instruments 0.3%
	Avnet, Inc. (a)	8,342	294,973

	Energy Equipment & Services 1.0%
	Helmerich & Payne, Inc.	8,663	557,377
	Noble Corp.	10,102	409,131
	Schlumberger, Ltd.	1,517	118,402
			1,084,910

	Food & Staples Retailing 3.5%
	Costco Wholesale Corp.	1,137	116,360
	CVS Caremark Corp.	17,689	905,677
	Kroger Co. (The)	9,558	264,757
	Wal-Mart Stores, Inc.	23,705	1,658,165
	Walgreen Co.	25,004	999,160
			3,944,119

	Food Products 3.2%
	Dean Foods Co. (a)	41,021	751,094
	Hillshire Brands Co.	14,371	445,214
	Ingredion, Inc.	5,735	378,911
	Kraft Foods Group, Inc.	3,757	173,649
	Mondelez International, Inc. Class A	31,226	867,770
	Smithfield Foods, Inc. (a)	7,876	183,590
	Tyson Foods, Inc. Class A	35,494	785,127
			3,585,355

	Health Care Equipment & Supplies 1.2%
	Abbott Laboratories	14,273	483,569
	Boston Scientific Corp. (a)	52,635	393,183
	St. Jude Medical, Inc.	11,291	459,544
			1,336,296

	Health Care Providers & Services 2.4%
	AmerisourceBergen Corp.	7,224	327,753
	CIGNA Corp.	219	12,776
	Community Health Systems, Inc.	20,735	794,772
	Coventry Health Care, Inc.	548	25,115
	McKesson Corp.	8,687	914,133
	Tenet Healthcare Corp. (a)	7,085	275,111
	UnitedHealth Group, Inc.	2,607	143,932
	WellPoint, Inc.	3,952	256,169
			2,749,761

	Hotels, Restaurants & Leisure 0.9%
	Darden Restaurants, Inc.	1,155	53,708
	International Game Technology	40,993	630,062
	McDonald's Corp.	600	57,174
	Wyndham Worldwide Corp.	557	31,075
	Wynn Resorts, Ltd.	2,002	250,690
			1,022,709

	Household Durables 1.1%
	Leggett & Platt, Inc.	13,239	389,756
	PulteGroup, Inc. (a)	37,607	779,969
	Whirlpool Corp.	492	56,767
			1,226,492

	Household Products 2.2%
	Energizer Holdings, Inc.	7,827	681,027
	Kimberly-Clark Corp.	1,691	151,362
	Procter & Gamble Co. (The)	21,146	1,589,333
			2,421,722

	Independent Power Producers & Energy Traders 0.2%
	NRG Energy, Inc.	8,388	201,312

	Industrial Conglomerates 2.1%
	3M Co.	863	86,774
	Danaher Corp.	10,919	654,376
	General Electric Co.	70,643	1,573,926
			2,315,076

	Insurance 5.3%
	Aflac, Inc.	16,433	871,935
	Allstate Corp. (The)	20,307	891,477
	American International Group, Inc. (a)	26,375	997,766
	Assurant, Inc.	11,156	426,606
	Berkshire Hathaway, Inc. Class B (a)	7,455	722,613
	Chubb Corp. (The)	1,732	139,097
	Fidelity National Financial, Inc. Class A	30,302	760,580
	Hartford Financial Services Group, Inc. (The)	4,646	115,221
	MetLife, Inc.	199	7,431
	Prudential Financial, Inc.	1,078	62,395
	Travelers Cos., Inc. (The)	12,268	962,547
			5,957,668

	Internet & Catalog Retail 0.9%
	Amazon.com, Inc. (a)	1,158	307,449
	Expedia, Inc.	8,839	576,745
	Priceline.com, Inc. (a)	119	81,571
			965,765

	Internet Software & Services 3.2%
¤	Google, Inc. Class A (a)	3,099	2,341,883
	VeriSign, Inc. (a)	8,905	386,566
	Yahoo!, Inc. (a)	43,198	847,977
			3,576,426

	IT Services 4.7%
	Accenture PLC Class A	15,025	1,080,147
	Broadridge Financial Solutions, Inc.	10,303	242,842
	Computer Sciences Corp.	13,812	577,342
	CoreLogic, Inc. (a)	6,512	170,875
	Fidelity National Information Services, Inc.	4,727	175,419
	Global Payments, Inc.	2,320	114,283
¤	International Business Machines Corp.	11,893	2,415,112
	Jack Henry & Associates, Inc.	5,405	224,199
	NeuStar, Inc. Class A (a)	6,788	306,410
			5,306,629

	Machinery 1.5%
	Gardner Denver, Inc.	5,119	360,224
	Illinois Tool Works, Inc.	308	19,352
	Oshkosh Corp. (a)	3,934	154,134
	Parker Hannifin Corp.	3,442	320,003
	Terex Corp. (a)	24,663	798,588
			1,652,301

	Media 4.3%
	Cablevision Systems Corp. Class A	48,032	703,188
	Cinemark Holdings, Inc.	22,062	620,825
	Comcast Corp. Class A	38,185	1,454,085
	DIRECTV (a)	10,986	561,824
	Gannett Co., Inc.	37,457	735,281
	Time Warner Cable, Inc.	4,441	396,759
	Walt Disney Co. (The)	1,255	67,619
	Washington Post Co. Class B	707	272,676
			4,812,257

	Metals & Mining 0.1%
	Newmont Mining Corp.	1,973	84,760

	Multi-Utilities 0.0%‡
	Public Service Enterprise Group, Inc.	1,349	42,062

	Oil, Gas & Consumable Fuels 10.3%
¤	Chevron Corp.	21,962	2,528,924
	ConocoPhillips	20,770	1,204,660
¤	ExxonMobil Corp.	44,975	4,046,401
	HollyFrontier Corp.	5,312	277,393
	Marathon Petroleum Corp.	13,400	994,414
	Phillips 66	17,845	1,080,872
	Tesoro Corp.	13,073	636,524
	Valero Energy Corp.	18,523	810,011
			11,579,199

	Paper & Forest Products 0.0%‡
	Domtar Corp.	37	3,080
	International Paper Co.	396	16,402
			19,482

	Pharmaceuticals 6.5%
	AbbVie, Inc.	19,409	712,116
	Bristol-Myers Squibb Co.	33,685	1,217,376
	Eli Lilly & Co.	9,365	502,807
¤	Johnson & Johnson	28,228	2,086,614
	Merck & Co., Inc.	24,568	1,062,566
	Pfizer, Inc.	62,432	1,703,145
			7,284,624

	Professional Services 0.2%
	Robert Half International, Inc.	7,039	248,054

	Real Estate Investment Trusts 0.4%
	American Tower Corp.	6,237	474,948
	Public Storage	13	2,001
			476,949

	Road & Rail 0.8%
	Union Pacific Corp.	6,491	853,307

	Semiconductors & Semiconductor Equipment 1.1%
	First Solar, Inc. (a)	11,757	331,312
	Intel Corp.	12,642	265,988
	Lam Research Corp. (a)	10,210	420,039
	Micron Technology, Inc. (a)	25,307	191,321
			1,208,660

	Software 4.1%
	CA, Inc.	4,273	106,056
¤	Microsoft Corp.	80,165	2,202,133
	Oracle Corp.	42,271	1,501,043
	Symantec Corp. (a)	35,686	776,884
			4,586,116

	Specialty Retail 4.9%
	Abercrombie & Fitch Co. Class A	14,697	734,850
	Advance Auto Parts, Inc.	2,992	219,972
	American Eagle Outfitters, Inc.	6,380	128,940
	Chico's FAS, Inc.	14,899	267,139
	Foot Locker, Inc.	7,993	274,559
	GameStop Corp. Class A	22,308	517,546
	Gap, Inc. (The)	18,256	596,606
	Home Depot, Inc. (The)	4,102	274,506
	Lowe's Cos., Inc.	25,174	961,395
	O'Reilly Automotive, Inc. (a)	8,509	788,359
	PetSmart, Inc.	9,051	592,026
	TJX Cos., Inc.	4,194	189,485
			5,545,383

	Textiles, Apparel & Luxury Goods 0.6%
	Hanesbrands, Inc. (a)	19,554	732,884

	Tobacco 0.5%
	Philip Morris International, Inc.	6,081	536,101

	Wireless Telecommunication Services 0.7%
	MetroPCS Communications, Inc. (a)	55,793	559,604
	Sprint Nextel Corp. (a)	44,145	248,536
			808,140

	Total Common Stocks (Cost $97,180,045)		108,794,241

	Exchange Traded Fund 2.8% (b)
¤	S&P 500 Index - SPDR Trust Series 1	20,692	3,097,592

	Total Exchange Traded Fund (Cost $3,039,378)		3,097,592

		Principal Amount	Value
	Short-Term Investment 0.0%‡
	Repurchase Agreement 0.0%‡
	State Street Bank and Trust Co. 0.01%, dated 1/31/13 due 2/1/13 Proceeds at Maturity $46,057 (Collateralized by a Federal National Mortgage Association with a rate of 2.17% and a maturity date of 11/7/22, with a Principal Amount of $50,000 and a Market Value of $49,687)	$46,057	46,057

	Total Short-Term Investment (Cost $46,057)		46,057

	Total Investments (Cost $100,265,480) (c)	100.1%	111,937,890
	Other Assets, Less Liabilities	(0.1)	(91,159)

	Net Assets	100.0%	$111,846,731

¤	Among the Fund's 10 largest holdings, as of January 31, 2013. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	As of January 31, 2013, cost is $101,920,057 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$12,169,715
Gross unrealized depreciation	(2,151,882)
Net unrealized appreciation	$10,017,833

The following abbreviation is used in the above portfolio:
SPDR	-Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$108,794,241	$—	$—	$108,794,241
Exchange Traded Fund	3,097,592	—	—	3,097,592
Short-Term Investment
Repurchase Agreement	—	46,057	—	46,057
Total Investments in Securities	$111,891,833	$46,057	$—	$111,937,890

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Convertible Fund

Portfolio of Investments January 31, 2013 (Unaudited)

		Principal Amount	Value
	Convertible Securities 92.7%†
	Convertible Bonds 74.8%
	Aerospace & Defense 1.0%
	GenCorp, Inc. 4.063%, due 12/31/39	$1,997,000	$2,707,183
	Kaman Corp. 3.25%, due 11/15/17 (a)	3,217,000	4,049,399
			6,756,582
	Airlines 1.3%
	Continental Airlines, Inc. 4.50%, due 1/15/15	6,094,000	8,904,858

	Apparel 0.5%
	Iconix Brand Group, Inc. 2.50%, due 6/1/16 (a)	3,274,000	3,537,966

	Auto Manufacturers 1.4%
	Wabash National Corp. 3.375%, due 5/1/18	7,770,000	9,372,563

	Biotechnology 5.0%
	Amgen, Inc. 0.375%, due 2/1/13	9,874,000	10,947,797
¤	Gilead Sciences, Inc. 1.00%, due 5/1/14	9,869,000	17,301,591
	Medicines Co. (The) 1.375%, due 6/1/17 (a)	4,252,000	5,338,918
			33,588,306
	Coal 2.0%
¤	Peabody Energy Corp. 4.75%, due 12/15/41	13,794,000	13,216,376

	Commercial Services 1.5%
	Hertz Global Holdings, Inc. 5.25%, due 6/1/14	2,221,000	5,004,191
	Sotheby's 3.125%, due 6/15/13	4,656,000	5,173,980
			10,178,171
	Computers 2.6%
	EMC Corp. 1.75%, due 12/1/13	8,459,000	13,085,058
	Quantum Corp. 3.50%, due 11/15/15	566,000	523,196
	SanDisk Corp. 1.50%, due 8/15/17	2,962,000	3,704,351
			17,312,605
	Distribution & Wholesale 0.5%
	WESCO International, Inc. 6.00%, due 9/15/29	1,250,000	3,327,344

	Entertainment 1.0%
	International Game Technology 3.25%, due 5/1/14	6,505,000	6,883,103

	Environmental Controls 1.8%
	Covanta Holding Corp. 3.25%, due 6/1/14	9,561,000	12,148,446

	Finance - Leasing Companies 1.5%
	Air Lease Corp. 3.875%, due 12/1/18 (a)	8,569,000	9,795,438

	Health Care - Products 5.0%
	China Medical Technologies, Inc. 4.00%, due 8/15/13 (b)(c)	12,643,000	379,290
	Hologic, Inc. 2.00%, due 3/1/42 (d)	7,990,000	8,639,187
	Insulet Corp. 3.75%, due 6/15/16	6,497,000	7,333,489
	Teleflex, Inc. 3.875%, due 8/1/17	8,849,000	11,802,354
	Wright Medical Group, Inc. 2.00%, due 8/15/17 (a)	5,289,000	5,708,814
			33,863,134
	Health Care - Services 1.2%
	WellPoint, Inc. 2.75%, due 10/15/42 (a)	7,160,000	7,867,050

	Home Builders 1.6%
	Lennar Corp. 3.25%, due 11/15/21 (a)	5,653,000	10,772,498

	Household Products & Wares 2.2%
¤	Jarden Corp. 1.875%, due 9/15/18 (a)	13,430,000	14,823,362

	Insurance 1.1%
	American Equity Investment Life Holding Co. 3.50%, due 9/15/15 (a)	6,174,000	7,617,173

	Internet 2.5%
	At Home Corp. 4.75%, due 12/31/49 (b)(c)(e)(f)	9,147,056	915
	Dealertrack Technologies, Inc. 1.50%, due 3/15/17 (a)	5,988,000	6,631,710
	VeriSign, Inc. 3.25%, due 8/15/37	7,366,000	10,266,362
			16,898,987
	Investment Company 1.0%
	Ares Capital Corp. 4.875%, due 3/15/17 (a)	6,564,000	6,974,250

	Iron & Steel 1.7%
	Allegheny Technologies, Inc. 4.25%, due 6/1/14	10,231,000	11,177,367

	Lodging 0.9%
	MGM Resorts International 4.25%, due 4/15/15	5,309,000	5,766,901

	Machinery - Diversified 0.9%
	Chart Industries, Inc. 2.00%, due 8/1/18	5,092,000	6,234,518

	Miscellaneous - Manufacturing 3.0%
¤	Danaher Corp. (zero coupon), due 1/22/21	8,558,000	14,949,756
	Textron, Inc. 4.50%, due 5/1/13	2,416,000	5,306,140
			20,255,896
	Oil & Gas Services 7.7%
	Helix Energy Solutions Group, Inc. 3.25%, due 3/15/32	7,642,000	9,633,696
	Hornbeck Offshore Services, Inc. 1.50%, due 9/1/19 (a)	3,683,000	3,841,830
¤	JPMorgan Chase & Co. (Convertible into Schlumberger, Ltd.) 1.50%, due 6/25/15 (a) (h)	20,170,427	27,758,542
	SEACOR Holdings, Inc. 2.50%, due 12/15/27 (a)	2,507,000	2,679,356
	Subsea 7 S.A. 3.50%, due 10/13/14	5,100,000	7,879,500
			51,792,924
	Pharmaceuticals 10.8%
	Akorn, Inc. 3.50%, due 6/1/16	5,091,000	8,412,878
	BioMarin Pharmaceutical, Inc. 1.875%, due 4/23/17	2,812,000	7,715,425
	Medivation, Inc. 2.625%, due 4/1/17	7,433,000	9,955,574
	Mylan, Inc. 3.75%, due 9/15/15	4,317,000	9,438,041
	Omnicare, Inc. 3.75%, due 12/15/25	4,336,000	6,802,100
¤	Salix Pharmaceuticals, Ltd.
	1.50%, due 3/15/19 (a)	5,121,000	5,345,044
	2.75%, due 5/15/15	8,871,000	11,022,218
¤	Teva Pharmaceutical Finance Co. LLC 0.25%, due 2/1/26	13,686,000	14,113,687
			72,804,967
	Real Estate Investment Trusts 2.9%
	Host Hotels & Resorts, L.P. 2.50%, due 10/15/29 (a)	6,278,000	8,522,385
	SL Green Operating Partnership, L.P. 3.00%, due 10/15/17 (a)	9,324,000	10,763,392
			19,285,777
	Retail 0.5%
	Coinstar, Inc. 4.00%, due 9/1/14	2,596,000	3,559,765

	Semiconductors 6.0%
	Intel Corp. 3.25%, due 8/1/39	5,441,000	6,553,004
	Microchip Technology, Inc. 2.125%, due 12/15/37	8,758,000	11,396,348
	Micron Technology, Inc. 3.125%, due 5/1/32 (a)	9,160,000	10,001,575
	Novellus Systems, Inc. 2.625%, due 5/15/41	4,560,000	6,378,300
	ON Semiconductor Corp. Series B 2.625%, due 12/15/26	2,719,000	3,036,783
	Xilinx, Inc. 2.625%, due 6/15/17	2,395,000	3,320,069
			40,686,079
	Software 1.3%
	Bottomline Technologies, Inc. 1.50%, due 12/1/17	1,481,000	1,757,762
	Nuance Communications, Inc. 2.75%, due 11/1/31	6,365,000	7,132,778
			8,890,540
	Telecommunications 3.8%
	Anixter International, Inc. 1.00%, due 2/15/13	5,641,000	6,786,828
	Ciena Corp. 4.00%, due 12/15/20	7,321,000	8,647,931
	SBA Communications Corp.
	1.875%, due 5/1/13	1,163,000	1,959,655
	4.00%, due 10/1/14	3,600,000	8,356,500
			25,750,914
	Transportation 0.6%
	XPO Logistics, Inc. 4.50%, due 10/1/17	3,704,000	4,324,420

	Total Convertible Bonds (Cost $459,492,246)		504,368,280

		Shares	Value
	Convertible Preferred Stocks 17.9%
	Aerospace & Defense 2.1%
¤	United Technologies Corp. 7.50%	248,600	14,155,284

	Auto Manufacturers 1.5%
	General Motors Co. 4.75%	230,800	9,998,256

	Auto Parts & Equipment 0.7%
	Goodyear Tire & Rubber Co. (The) 5.88%	103,400	4,838,086

	Electric 0.7%
	PPL Corp. 9.50%	92,100	4,978,926

	Hand & Machine Tools 2.3%
¤	Stanley Black & Decker, Inc. 4.75%	122,979	15,181,758

	Insurance 2.3%
	Hartford Financial Services Group, Inc. 7.25%	120,967	2,751,999
	MetLife, Inc. 5.00%	257,600	12,568,304
			15,320,303
	Media 1.5%
	Nielsen Holdings N.V. 6.25%	178,700	10,405,701

	Oil & Gas 5.4%
¤	Apache Corp. 6.00%	425,600	20,143,648
	Energy XXI Bermuda, Ltd. 5.63%	28,500	9,734,531
	Sanchez Energy Corp. (a) 4.88%	71,500	3,830,605
	SandRidge Energy, Inc. 7.00%	22,400	2,430,759
			36,139,543
	Pharmaceuticals 1.0%
	Omnicare Capital Trust II 4.00%	133,550	6,688,184

	Real Estate Investment Trusts 0.4%
	Health Care REIT, Inc. 6.50%	47,800	2,789,130
	Total Convertible Preferred Stocks (Cost $119,785,070)		120,495,171

	Total Convertible Securities (Cost $579,277,316)		624,863,451

	Common Stocks 6.1%
	Auto Manufacturers 0.0%‡
	General Motors Co. (g)	2,621	73,624

	Banks 1.2%
	Citigroup, Inc.	184,298	7,770,004

	Electronics 0.0%‡
	TTM Technologies, Inc. (g)	27,753	221,191

	Entertainment 0.1%
	International Game Technology	54,700	840,739

	Internet 1.0%
	Symantec Corp. (g)	191,900	4,177,663
	TIBCO Software, Inc. (g)	108,466	2,542,443
			6,720,106
	Oil & Gas 0.3%
	Ensco PLC Class A	28,000	1,779,960

	Oil & Gas Services 2.0%
	Baker Hughes, Inc.	124,900	5,585,528
	Halliburton Co.	113,326	4,610,102
	ION Geophysical Corp. (g)	530,100	3,604,680
			13,800,310
	Pharmaceuticals 1.2%
	Merck & Co., Inc.	191,917	8,300,410

	Software 0.3%
	QLIK Technologies, Inc. (g)	77,700	1,725,717

	Total Common Stocks (Cost $39,334,120)		41,232,061

		Number of Warrants	Value
	Warrants 0.0%‡
	Auto Manufacturers 0.0%‡
	General Motors Co.
	Strike Price $10.00 Expires 7/10/16 (g)	1,016	19,142
	Strike Price $18.33 Expires 7/10/19 (g)	1,016	12,395

	Total Warrants (Cost $1,062)		31,537

		Principal Amount	Value
	Short-Term Investment 0.3%
	Repurchase Agreement 0.3%
	State Street Bank and Trust Co. 0.01%, dated 1/31/13 due 2/1/13 Proceeds at Maturity $2,103,625 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.00% and a maturity date of 1/30/23, with a Principal Amount of $2,210,000 and a Market Value of $2,149,601)	$2,103,624	2,103,624

	Total Short-Term Investment (Cost $2,103,624)		2,103,624

	Total Investments (Cost $620,716,122) (i)	99.1%	668,230,673
	Other Assets, Less Liabilities	0.9	6,004,070
	Net Assets	100.0%	$674,234,743

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Issue in default.
(c)	Illiquid security. The total market value of these securities as of January 31, 2013 is $380,205, which represents 0.1% of the Fund's net assets.
(d)	Step coupon. Rate shown is the rate in effect as of January 31, 2013.
(e)	Restricted security.
(f)	Fair valued security. The total market value of this security as of January 31, 2013 is $915, which represents less than one-tenth of a percent of the Fund's net assets.
(g)	Non-income producing security.
(h)	Synthetic Convertible Bond-Security structured by an investment bank that provides exposure to a specific company’s stock, represents 4.17% of the Fund’s net assets.
(i)	As of January 31, 2013, cost is $627,027,493 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$74,261,954
Gross unrealized depreciation	(33,058,774)
Net unrealized appreciation	$41,203,180

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Convertible Securities
Convertible Bonds (b)	$—	$504,367,365	$915	$504,368,280
Convertible Preferred Stocks	120,495,171	—	—	120,495,171
Total Convertible Securities	120,495,171	504,367,365	915	624,863,451
Common Stocks	41,232,061	—	—	41,232,061
Warrants	31,537	—	—	31,537
Short-Term Investment
Repurchase Agreement	—	2,103,624	—	2,103,624
Total Investments in Securities	$161,758,769	$506,470,989	$915	$668,230,673

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The Level 3 security valued at $915 is held in Internet within the Convertible Bonds section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of January 31, 2013
Convertible Bonds
Internet	$915	$-	$-	$-	$-	$-	$-	$-	$915	$-
Common Stocks
Auto Manufacturers	57	-	-	(57)	-	-	-	-	-	-
Total	$972	$-	$-	$(57)	$-	$-	$-	$-	$915	$-

MainStay Convertible Bond Fund

As of January 31, 2013, the Portfolio held the following restricted security:

		Principal
	Date of	Amount/		1/31/13	Percent of
Security	Acquisition	Shares	Cost	Value	Net Assets

At Home Corp.	5/4/01	$9,147,056	$674,023	$915	0.0	%‡
Convertible Bond 4.75%, due 12/31/49
Total			$674,023	$915	0.0

‡ Less than one-tenth of a percent.

MainStay Global High Income Fund

Portfolio of Investments  January 31, 2013 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 94.7%†
	Corporate Bonds 43.1%
	Australia 1.3%
	Ausdrill Finance Pty, Ltd. 6.875%, due 11/1/19 (a)		$2,400,000	$2,388,000
	Mirabela Nickel, Ltd. 8.75%, due 4/15/18 (a)		3,000,000	2,850,000
				5,238,000
	Austria 0.9%
	OGX Austria GmbH 8.50%, due 6/1/18 (a)		3,750,000	3,496,875

	Brazil 6.2%
	Banco Bradesco S.A. 5.90%, due 1/16/21 (a)		3,000,000	3,277,500
	Braskem Finance, Ltd. 7.00%, due 5/7/20 (a)		3,000,000	3,360,000
	Fibria Overseas Finance, Ltd. 6.75%, due 3/3/21 (a)		3,000,000	3,300,000
	Itau Unibanco Holding S.A. 6.20%, due 4/15/20 (a)		2,000,000	2,195,000
	JBS Finance II, Ltd. 8.25%, due 1/29/18 (a)		3,000,000	3,240,000
	Odebrecht Finance, Ltd. 6.00%, due 4/5/23 (a)		420,000	480,900
	Petrobras International Finance Co. 5.375%, due 1/27/21		3,000,000	3,286,854
	Raizen Fuels Finance, Ltd. 9.50%, due 8/15/14 (a)		2,500,000	2,762,500
	USJ Acucar e Alcool S.A. 9.875%, due 11/9/19 (a)		2,000,000	2,200,000
				24,102,754
	Colombia 0.8%
	Colombia Telecomunicaciones S.A. ESP 5.375%, due 9/27/22 (a)		3,000,000	3,015,000

	Georgia 0.9%
	Georgian Oil and Gas Corp. 6.875%, due 5/16/17 (a)		3,500,000	3,657,500

	Guatemala 0.6%
	Industrial Senior Trust 5.50%, due 11/1/22 (a)		2,200,000	2,222,000

	Ireland 0.6%
	Novatek Finance, Ltd. 6.604%, due 2/3/21 (a)		2,000,000	2,332,600

	Luxembourg 5.1%
	ALROSA Finance S.A. 7.75%, due 11/3/20 (a)		1,500,000	1,762,500
	ArcelorMittal 7.00%, due 10/15/39		3,000,000	3,029,328
	Gaz Capital S.A. for Gazprom Series Reg S 9.25%, due 4/23/19		6,000,000	7,822,500
	Minerva Luxembourg S.A. 7.75%, due 1/31/23 (a)		3,750,000	3,843,750
	Virgolino de Oliveira Finance, Ltd. 11.75%, due 2/9/22 (a)		3,000,000	3,172,500
				19,630,578
	Mexico 5.6%
	Controladora Mabe S.A. de C.V.
	7.875%, due 10/28/19		1,160,000	1,363,000
	7.875%, due 10/28/19 (a)		1,600,000	1,880,000
	Corporacion GEO S.A.B. de C.V. 8.875%, due 3/27/22 (a)		2,000,000	2,047,000
	Desarrolladora Homex S.A.B. de C.V. 9.75%, due 3/25/20 (a)		3,000,000	3,120,000
	Empresas ICA S.A.B. de C.V. 8.375%, due 7/24/17 (a)		3,000,000	3,135,000
	Grupo Bimbo S.A.B. de C.V. 4.50%, due 1/25/22 (a)		3,000,000	3,256,944
	Petroleos Mexicanos 6.50%, due 6/2/41		1,000,000	1,177,500
	Satelites Mexicanos S.A. de C.V. 9.50%, due 5/15/17		3,000,000	3,120,000
	Urbi Desarrollos Urbanos S.A.B. de C.V. 9.75%, due 2/3/22 (a)		3,000,000	2,497,500
				21,596,944
	Netherlands 7.4%
	Kazakhstan Temir Zholy Finance B.V. 6.375%, due 10/6/20 (a)		1,000,000	1,195,000
	KazMunaiGaz Finance Sub B.V. 11.75%, due 1/23/15 (a)		7,000,000	8,207,500
	Lukoil International Finance B.V.
	6.656%, due 6/7/22 (a)		1,000,000	1,207,500
	7.25%, due 11/5/19 (a)		2,000,000	2,410,000
¤	Majapahit Holding B.V. 8.00%, due 8/7/19 (a)		8,300,000	10,458,000
	Vimpelcom Holdings B.V. 7.504%, due 3/1/22 (a)		3,000,000	3,420,000
	WPE International Cooperatief UA 10.375%, due 9/30/20 (a)		2,000,000	1,840,000
				28,738,000
	Paraguay 1.0%
	Banco Continental S.A.E. 8.875%, due 10/15/17 (a)		3,500,000	3,850,000

	Peru 0.8%
	BBVA Bancomer S.A. 5.00%, due 8/26/22 (a)		3,000,000	3,225,000

	Republic of Korea 2.6%
	Export-Import Bank of Korea 4.375%, due 9/15/21		2,000,000	2,185,834
	Korea Finance Corp. 4.625%, due 11/16/21		3,000,000	3,335,787
	Korea Gas Corp. 6.25%, due 1/20/42 (a)		2,000,000	2,585,116
	National Agricultural Cooperative Federation 3.50%, due 2/8/17 (a)		2,000,000	2,106,152
				10,212,889
	Spain 0.8%
	Cemex Espana Luxembourg 9.25%, due 5/12/20 (a)		3,000,000	3,225,000

	Sweden 1.6%
	Eileme 2 AB Series Reg S 11.75%, due 1/31/20		€4,000,000	6,300,196

	Thailand 1.1%
	Bangkok Bank PCL 4.80%, due 10/18/20 (a)		$3,750,000	4,133,696

	United Arab Emirates 1.9%
	Abu Dhabi National Energy Co.
	3.625%, due 1/12/23 (a)		3,750,000	3,731,250
	6.25%, due 9/16/19 (a)		3,000,000	3,588,750
				7,320,000
	United Kingdom 1.8%
	Lloyds TSB Bank PLC 13.00%, due 12/19/21 (b)	A$	3,000,000	3,851,360
	Vedanta Resources PLC 8.25%, due 6/7/21 (a)		$2,750,000	3,162,500
				7,013,860
	United States 0.9%
	AES Corp. (The) 8.00%, due 10/15/17		3,000,000	3,465,000

	Venezuela 1.2%
	Petroleos de Venezuela S.A. Series Reg S 12.75%, due 2/17/22		4,000,000	4,540,000

	Total Corporate Bonds (Cost $153,671,397)			167,315,892

	Government & Federal Agencies 51.6%
	Argentina 1.0%
	Republic of Argentina
	2.50%, due 12/31/38 (c)		€11,360,000	3,777,200
	8.28%, due 12/31/33		3	2
				3,777,202
	Belarus 1.2%
	Republic of Belarus Series Reg S 8.95%, due 1/26/18		$4,500,000	4,820,625

	Colombia 2.7%
¤	Republic of Colombia 4.375%, due 7/12/21		9,500,000	10,649,500

	Croatia 2.5%
¤	Republic of Croatia
	6.375%, due 3/24/21 (a)		7,000,000	7,910,000
	6.625%, due 7/14/20 (a)		1,500,000	1,717,500
				9,627,500
	Dominican Republic 1.0%
	Dominican Republic Series Reg S 7.50%, due 5/6/21		3,500,000	3,990,000

	El Salvador 2.2%
	Republic of El Salvador
	Series Reg S 7.375%, due 12/1/19 (a)		3,000,000	3,538,500
	7.65%, due 6/15/35		2,450,000	2,884,875
	8.25%, due 4/10/32 (a)		1,550,000	1,960,750
				8,384,125
	Gabon 0.7%
	Gabonese Republic 8.20%, due 12/12/17 (a)		2,200,000	2,667,500

	Georgia 0.6%
	Republic of Georgia Series Reg S 6.875%, due 4/12/21		2,000,000	2,360,000

	Ghana 0.7%
	Republic of Ghana Series Reg S 8.50%, due 10/4/17		2,500,000	2,906,250

	Indonesia 3.0%
¤	Republic of Indonesia
	4.875%, due 5/5/21 (a)		8,000,000	9,040,000
	6.625%, due 2/17/37 (a)		2,000,000	2,545,000
				11,585,000
	Jamaica 0.2%
	Jamaica Government 8.00%, due 6/24/19		650,000	624,000

	Lebanon 1.7%
	Lebanon Government International Bond Series Reg S 6.00%, due 5/20/19		6,500,000	6,728,800

	Lithuania 1.0%
	Republic of Lithuania 5.125%, due 9/14/17 (a)		3,500,000	3,902,500

	Mexico 2.5%
¤	United Mexican States 7.25%, due 12/15/16	M$	111,250,000	9,543,617

	Nigeria 0.6%
	Nigeria Government International Bond Series Reg S 6.75%, due 1/28/21		$2,000,000	2,390,000

	Panama 1.1%
	Republic of Panama 6.70%, due 1/26/36		3,058,000	4,105,365

	Peru 2.2%
¤	Republic of Peru 7.35%, due 7/21/25		6,000,000	8,460,000

	Poland 1.9%
	Poland Government Bond 5.75%, due 10/25/21	PLN	20,300,000	7,500,860

	Portugal 1.3%
	Portugal Obrigacoes do Tesouro OT Series Reg S 4.95%, due 10/25/23		€4,200,000	5,167,502

	Republic of Korea 1.4%
	Korea Housing Finance Corp. 3.50%, due 12/15/16 (a)		$5,000,000	5,332,960

	Senegal 0.4%
	Republic of Senegal 8.75%, due 5/13/21 (a)		1,250,000	1,518,750

	Sri Lanka 0.8%
	Republic of Sri Lanka 6.25%, due 10/4/20 (a)		3,000,000	3,240,000

	Supranational 0.8%
	International Bank for Reconstruction & Development 14.50%, due 3/28/13 (d)	NGN	472,000,000	3,023,623

	Turkey 5.7%
¤	Republic of Turkey
	5.125%, due 3/25/22		$1,800,000	2,029,500
	6.00%, due 1/14/41		5,000,000	5,950,000
	7.375%, due 2/5/25		6,225,000	8,192,100
	9.00%, due 3/8/17	YTL	9,400,000	5,868,486
				22,040,086
	Ukraine 3.1%
	Financing of Infrastructural Projects State Enterprise 8.375%, due 11/3/17 (a)		$2,000,000	2,022,600
¤	Ukraine Government
	7.75%, due 9/23/20 (a)		6,000,000	6,240,000
	7.80%, due 11/28/22 (a)		3,800,000	3,933,000
				12,195,600
	United States 4.6%
¤	United States Treasury Note 1.625%, due 11/15/22		18,600,000	18,007,125

	Uruguay 1.5%
	Republica Orient Uruguay 4.375%, due 12/15/28	UYU	92,367,328	5,921,665

	Venezuela 4.6%
¤	Republic of Venezuela
	6.00%, due 12/9/20		$7,800,000	6,708,000
	Series Reg S 9.25%, due 5/7/28		11,095,000	11,039,525
				17,747,525
	Vietnam 0.6%
	Socialist Republic of Vietnam 6.75%, due 1/29/20 (a)		2,000,000	2,300,000

	Total Government & Federal Agencies (Cost $175,707,686)			200,517,680

	Total Long-Term Bonds (Cost $329,379,083)			367,833,572

	Short-Term Investment 4.8%
	Repurchase Agreement 4.8%
	State Street Bank and Trust Co. 0.01%, dated 1/31/13 due 2/1/13 Proceeds at Maturity $18,695,577 (Collateralized by a Federal National Mortgage Association security with a rate of 2.11% and a maturity date of 11/7/22, with a Principal Amount of $19,205,000 and a Market Value of $19,071,007)		18,695,572	18,695,572
	Total Short-Term Investment (Cost $18,695,572)			18,695,572
	Total Investments (Cost $348,074,655) (g)		99.5%	386,529,144
	Other Assets, Less Liabilities		0.5	1,781,679
	Net Assets		100.0%	$388,310,823

	Contracts Short	Unrealized Appreciation (Depreciation) (e)
Futures Contracts 0.0% ‡
United States Treasury Note March 2013 (10 Year) (f)	(30)	$1,331

Total Futures Contracts (Settlement Value $3,938,438)		$1,331

¤	Among the Fund's 10 largest issuers held, as of January 31, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown is the rate in effect as of January 31, 2013.
(c)	Step coupon. Rate shown is the rate in effect as of January 31, 2013.
(d)	Fair valued security. The total market value of this security as of January 31, 2013 is $3,023,623, which represents 0.8% of the Fund's net assets.
(e)	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2013.
(f)	At January 31, 2013, cash in the amount of $33,000 is on deposit with broker for futures transactions.
(g)	As of January 31, 2013, cost is $348,074,655 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$39,285,711
Gross unrealized depreciation	(831,222)
Net unrealized appreciation	$38,454,489

The following abbreviations are used in the above portfolio:
€	-Euro
A$	-Australian Dollar
M$	-Mexican Peso
NGN	-Nigerian Naira
PLN	-Polish Zloty
UYU	-Uruguayan Peso
YTL	-Turkish Lira

As of January 31, 2013, the Fund held the following foreign currency forward contracts:

Foreign Currency Buy Contracts	Expiration Date	Counterparty	Contract Amount Purchased		Contract Amount Sold		Unrealized Appreciation (Depreciation)

New Russian Ruble vs. U.S. Dollar	2/28/13	HSBC Bank USA	RUB	196,300,000	USD	6,358,280	USD	157,073
Polish Zloty vs. U.S. Dollar	2/28/13	Barclays Bank PLC	PLN	10,700,000		3,446,388		6,692
South Korean Won vs. U.S. Dollar	2/28/13	HSBC Bank USA	KRW	7,300,000,000		6,792,656		(98,808)
Foreign Currency Sales Contracts			Contract Amount Sold		Contract Amount Purchased

Australian Dollar vs. U.S. Dollar	2/28/13	HSBC Bank USA	AUD	3,150,000	USD	3,259,463	USD	(19,361)
Euro vs. Polish Zloty	2/28/13	HSBC Bank USA	EUR	2,714,822	PLN	11,200,000		(72,261)
Euro vs. U.S. Dollar	2/28/13	HSBC Bank USA		7,500,000	USD	9,712,588		(472,333)
Pound Sterling vs. U.S. Dollar	2/28/13	HSBC Bank USA	GBP	2,000,000		3,249,300		77,728
Swiss Franc vs. Euro	4/11/13	JPMorgan Chase Bank	CHF	9,300,000	EUR	7,483,283		(62,197)
Net unrealized appreciation (depreciation) on foreign currency forward contracts							USD	(483,467)

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$167,315,892	$—	$167,315,892
Government & Federal Agencies (b)	—	197,494,057	3,023,623	200,517,680
Total Long-Term Bonds	—	364,809,949	3,023,623	367,833,572
Short-Term Investment
Repurchase Agreement	—	18,695,572	—	18,695,572
Total Investments in Securities	—	383,505,521	3,023,623	386,529,144
Other Financial Instruments
Foreign Currency Forward Contracts (c)	—	241,493	—	241,493
Futures Contracts Short (c)	1,331	—	—	1,331
Total Investments in Securities and Other Financial Instruments	$1,331	$383,747,014	$3,023,623	$386,771,968

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (c)	$—	$(724,960)	$—	$(724,960)
Total Other Financial Instruments	$—	$(724,960)	$—	$(724,960)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The Level 3 security valued at $3,023,623 is held in Supranational within the Government & Federal Agencies section of the Portfolio of Investments.
(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of January 31, 2013
Long-Term Bonds
Government & Federal Agencies Supranational	$2,999,902	$-	$-	$23,721	$-	$-	$-	$-	$3,023,623	$23,721
Total	$2,999,902	$-	$-	$23,721	$-	$-	$-	$-	$3,023,623	$23,721

MainStay Government Fund

Portfolio of Investments January 31, 2013 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 99.1%†
	Asset-Backed Securities 1.3%
	Utilities 1.3%
	Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	$2,525,000	$3,044,423
	Massachusetts RRB Special Purpose Trust Series 2001-1, Class A 6.53%, due 6/1/15	396,698	398,750
	Total Asset-Backed Securities (Cost $2,949,963)		3,443,173

	Corporate Bonds 6.6%
	Agriculture 1.0%
	Altria Group, Inc.
	2.85%, due 8/9/22	1,110,000	1,073,478
	9.70%, due 11/10/18	1,149,000	1,585,801
			2,659,279
	Auto Manufacturers 1.1%
	DaimlerChrysler N.A. Holding Corp. 6.50%, due 11/15/13	2,920,000	3,049,923

	Electric 1.1%
	Great Plains Energy, Inc. 2.75%, due 8/15/13	3,030,000	3,056,825

	Pipelines 1.0%
	Plains All American Pipeline, L.P. / PAA Finance Corp. 5.00%, due 2/1/21	2,300,000	2,630,756

	Real Estate Investment Trusts 1.2%
	Duke Realty, L.P. 6.75%, due 3/15/20	2,150,000	2,611,319
	ProLogis, L.P. 7.375%, due 10/30/19	600,000	754,316
			3,365,635
	Telecommunications 1.2%
	Crown Castle Towers LLC 4.883%, due 8/15/20 (a)	2,900,000	3,291,636

	Total Corporate Bonds (Cost $16,794,379)		18,054,054

	Mortgage-Backed Securities 4.8%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 4.2%
	Bear Stearns Commercial Mortgage Securities Trust Series 2005-PW10, Class A4 5.405%, due 12/11/40 (b)	1,970,000	2,180,319
	CD 2006-CD3 Mortgage Trust Series 2006-CD3, Class A5 5.617%, due 10/15/48	710,000	807,249
	CD 2007-CD5 Mortgage Trust Series 2007-CD5, Class A4 5.886%, due 11/15/44 (b)	1,456,788	1,705,298
	DBUBS Mortgage Trust Series 2011-LC2A, Class A2 3.386%, due 7/10/44 (a)	520,000	558,914
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (a)	620,000	734,786
	GE Capital Commercial Mortgage Corp. Series 2004-C2, Class A4 4.893%, due 3/10/40	1,000,000	1,034,427
	GS Mortgage Securities Corp. II Series 2011-GC5, Class A2 2.999%, due 8/10/44	800,000	850,637
	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2011-C4, Class A3 4.106%, due 7/15/46 (a)	1,055,000	1,174,517
	Series 2007-CB20, Class A3 5.819%, due 2/12/51	600,000	623,435
	Merrill Lynch Mortgage Trust Series 2003-KEY1, Class A4 5.236%, due 11/12/35 (b)	950,000	968,245
	RBSCF Trust Series 2010-MB1, Class A2 3.686%, due 4/15/24 (a)	800,000	847,002
			11,484,829
	Residential Mortgages (Collateralized Mortgage Obligations) 0.6%
	Citigroup Mortgage Loan Trust, Inc. Series 2006-AR6, Class 1A1 5.729%, due 8/25/36 (c)	516,513	480,928
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.62%, due 2/25/42 (a)(b)(d)	1,350,217	1,124,899
			1,605,827
	Total Mortgage-Backed Securities (Cost $12,685,950)		13,090,656

	U.S. Government & Federal Agencies 86.4%
	Fannie Mae Strip (Collateralized Mortgage Obligations) 0.0%‡
	Series 360, Class 2, IO 5.00%, due 8/1/35 (e)	691,203	85,714
	Series 361, Class 2, IO 6.00%, due 10/1/35 (e)	131,198	21,663
			107,377
	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 18.8%
	2.375%, due 6/1/35 (b)	355,891	382,850
	2.377%, due 2/1/37 (b)	99,846	106,703
	2.726%, due 3/1/35 (b)	54,650	57,949
	3.50%, due 10/1/25	870,958	929,238
¤	3.50%, due 11/1/25	4,561,614	4,867,091
	4.00%, due 3/1/25	2,544,633	2,738,661
	4.00%, due 7/1/25	901,011	969,713
	4.00%, due 8/1/31	303,266	324,534
	4.00%, due 8/1/39	499,324	552,208
¤	4.00%, due 12/1/40	4,663,367	5,136,964
¤	4.00%, due 2/1/41	7,394,560	8,095,693
¤	4.00%, due 3/1/41	8,532,916	9,409,976
	4.00%, due 4/1/41	810,035	873,551
	4.00%, due 1/1/42	3,866,798	4,264,250
	4.00%, due 12/1/42	997,226	1,099,414
	4.50%, due 3/1/41	1,276,618	1,424,535
	4.50%, due 8/1/41	1,865,188	2,040,509
	5.00%, due 1/1/20	293,755	315,052
	5.00%, due 6/1/33	1,213,928	1,313,996
	5.00%, due 8/1/33	1,045,591	1,135,931
	5.00%, due 5/1/36	1,096,362	1,181,153
	5.00%, due 10/1/39	1,571,366	1,760,167
	5.50%, due 1/1/21	723,117	782,548
	5.50%, due 11/1/35	828,768	930,529
	5.50%, due 11/1/36	223,271	252,220
	6.50%, due 4/1/37	199,993	227,148
			51,172,583
	Federal National Mortgage Association (Mortgage Pass-Through Securities) 51.1%
	2.269%, due 11/1/34 (b)	321,443	341,477
	2.726%, due 4/1/34 (b)	590,315	630,385
	3.00%, due 10/1/32	1,353,812	1,409,402
	3.50%, due 11/1/20	4,143,463	4,383,007
	3.50%, due 10/1/25	1,979,135	2,124,477
¤	3.50%, due 11/1/25	13,661,843	14,673,570
	3.50%, due 11/1/32	994,011	1,049,608
	3.50%, due 2/1/41	3,498,268	3,691,746
	3.50%, due 11/1/41	3,238,458	3,455,012
	3.50%, due 12/1/41	388,703	414,574
	3.50%, due 1/1/42	2,505,776	2,681,167
	3.50%, due 3/1/42	2,779,681	2,936,891
	3.50%, due 8/1/42	1,855,354	1,971,884
	3.50%, due 12/1/42	996,416	1,063,046
	4.00%, due 9/1/31	3,152,788	3,373,890
	4.00%, due 2/1/41	1,210,236	1,336,333
	4.00%, due 3/1/41	3,184,447	3,527,186
	4.00%, due 10/1/41	779,368	863,251
	4.00%, due 3/1/42	2,090,936	2,306,180
	4.00%, due 4/1/42	971,124	1,071,093
	4.00%, due 6/1/42	2,361,106	2,590,882
	4.00%, due 7/1/42	2,288,139	2,510,814
	4.50%, due 7/1/18	3,432,746	3,696,638
	4.50%, due 11/1/18	2,256,432	2,429,895
	4.50%, due 6/1/23	1,327,462	1,426,607
	4.50%, due 6/1/39	4,198,967	4,672,878
	4.50%, due 7/1/39	3,343,931	3,743,978
	4.50%, due 8/1/39	2,391,051	2,669,629
	4.50%, due 9/1/40	2,215,664	2,480,732
	4.50%, due 12/1/40	3,435,863	3,761,011
¤	4.50%, due 1/1/41	4,963,114	5,556,869
	4.50%, due 2/1/41	1,209,384	1,350,287
	5.00%, due 9/1/17	1,057,200	1,143,924
	5.00%, due 9/1/20	90,917	98,375
	5.00%, due 11/1/33	1,238,341	1,344,728
	5.00%, due 6/1/35	1,221,368	1,329,034
	5.00%, due 10/1/35	558,672	606,116
	5.00%, due 1/1/36	293,183	318,106
	5.00%, due 2/1/36	2,104,202	2,281,198
	5.00%, due 5/1/36	1,446,775	1,569,685
	5.00%, due 6/1/36	282,099	304,571
	5.00%, due 9/1/36	375,908	406,323
	5.00%, due 3/1/40	2,308,340	2,577,343
	5.00%, due 2/1/41	3,708,746	4,187,306
	5.50%, due 1/1/17	71,851	77,150
	5.50%, due 2/1/17	1,663,733	1,783,751
	5.50%, due 6/1/19	977,324	1,065,436
	5.50%, due 11/1/19	1,060,903	1,156,551
	5.50%, due 4/1/21	1,596,825	1,724,571
	5.50%, due 6/1/33	3,733,616	4,098,126
	5.50%, due 11/1/33	2,113,879	2,320,256
	5.50%, due 12/1/33	2,514,767	2,760,282
	5.50%, due 6/1/34	597,962	653,351
	5.50%, due 12/1/34	259,293	283,312
	5.50%, due 3/1/35	1,047,392	1,144,411
	5.50%, due 12/1/35	285,159	311,216
	5.50%, due 4/1/36	937,000	1,022,622
	5.50%, due 9/1/36	277,636	304,742
	5.50%, due 7/1/37	429,539	473,553
	6.00%, due 12/1/16	124,372	132,031
	6.00%, due 11/1/32	612,437	683,904
	6.00%, due 1/1/33	478,227	533,883
	6.00%, due 3/1/33	597,300	666,814
	6.00%, due 9/1/34	187,252	208,108
¤	6.00%, due 6/1/35 TBA (f)	5,300,000	5,786,937
	6.00%, due 9/1/35	1,680,770	1,879,420
	6.00%, due 10/1/35	478,741	540,943
	6.00%, due 6/1/36	824,238	901,875
	6.00%, due 11/1/36	1,237,156	1,380,748
	6.00%, due 4/1/37	272,902	295,196
	6.50%, due 10/1/31	318,341	358,850
	6.50%, due 2/1/37	137,834	162,641
			139,071,788
	Government National Mortgage Association (Mortgage Pass-Through Securities) 9.2%
	4.00%, due 7/15/39	968,184	1,056,801
	4.00%, due 9/20/40	3,317,706	3,643,107
	4.00%, due 11/20/40	353,096	387,728
	4.00%, due 1/15/41	3,319,923	3,614,455
	4.00%, due 10/15/41	4,236,728	4,694,682
¤	4.50%, due 5/20/40	4,547,951	4,996,859
	5.00%, due 2/20/41	1,115,879	1,236,219
	5.50%, due 1/1/36 TBA (f)	2,950,000	3,225,180
	6.00%, due 8/15/32	670,393	760,777
	6.00%, due 12/15/32	361,532	411,591
	6.50%, due 8/15/28	238,597	276,218
	6.50%, due 4/15/31	634,455	730,787
			25,034,404
¤	Overseas Private Investment Corporation 2.6%
	5.142%, due 12/15/23	6,074,594	7,018,695

	Tennessee Valley Authority 4.7%
	3.875%, due 2/15/21	2,250,000	2,587,716
¤	4.65%, due 6/15/35	5,605,000	6,509,075
	6.25%, due 12/15/17	2,980,000	3,720,158
			12,816,949

	Total U.S. Government & Federal Agencies (Cost $221,173,524)		235,221,796

	Total Long-Term Bonds (Cost $253,603,816)		269,809,679

	Short-Term Investment 4.0%
	Repurchase Agreement 4.0%
	State Street Bank and Trust Co. 0.01%, dated 1/31/13 due 2/1/13 Proceeds at Maturity $10,979,320 (Collateralized by a Federal National Mortgage Association security with a rate of 2.11% and a maturity date of 11/7/22, with a Principal Amount of $11,280,000 and a Market Value of $11,201,299)	10,979,317	10,979,317

	Total Short-Term Investment (Cost $10,979,317)		10,979,317

	Total Investments (Cost $264,583,133) (g)	103.1%	280,788,996
	Other Assets, Less Liabilities	(3.1)	(8,408,673)

	Net Assets	100.0%	$272,380,323

¤	Among the Fund's 10 largest holdings, as of January 31, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown is the rate in effect as of January 31, 2013.
(c)	Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect as of January 31, 2013.
(d)	Illiquid security. The total market value of this security as of January 31, 2013 is $1,124,899, which represents 0.4% of the Fund's net assets.
(e)	Collateralized Mortgage Obligation Interest Only Strip - Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest is calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(f)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities as of January 31, 2013 is $9,012,117, which represents 3.3% of the Fund's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.
(g)	As of January 31, 2013, cost is $264,583,133 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$16,699,521
Gross unrealized depreciation	(493,658)

Net unrealized appreciation	$16,205,863

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$3,443,173	$—	$3,443,173
Corporate Bonds	—	18,054,054	—	18,054,054
Mortgage-Backed Securities	—	13,090,656	—	13,090,656
U.S. Government & Federal Agencies	—	235,221,796	—	235,221,796
Total Long-Term Bonds	—	269,809,679	—	269,809,679
Short-Term Investment
Repurchase Agreement	—	10,979,317	—	10,979,317
Total Investments in Securities	$—	$280,788,996	$—	$280,788,996

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

During the period ended January 31, 2013, certain mortgage-backed securities with a total value of $ 1,101,621 transferred from Level 3 to Level 2. The transfer occurred as a result of the mortgage-backed security being valued by an independent pricing service using observable inputs. The valuation of the mortgage-backed security was obtained by methods deemed in good faith by the Fund’s Valuation Committee as of October 31, 2012 utilized significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2013
Long-Term Bonds
Mortgage-Backed Securities
Residential Mortgage (Collateralized Mortgage Obligation)
	$1,101,621	$-	$-	$-	$-	$-		$(1,101,621)	$-	$-
Total	$1,101,621	$-	$-	$-	$-	$-	$-	$(1,101,621)	$-	$-

MainStay High Yield Corporate Bond Fund

Portfolio of Investments January 31, 2013 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 94.0%†
	Convertible Bonds 0.5%
	Coal 0.1%
	Somerset Cayuga Holding Co., Inc. 20.00%, due 6/15/17 (a)(b)(c)(d)(e)	$3,757,244	$5,072,279

	Holding Company - Diversified 0.4%
	Icahn Enterprises, L.P. 4.00%, due 8/15/13 (f)	39,265,000	39,928,577

	Internet 0.0%‡
	At Home Corp. 4.75%, due 12/31/49 (a)(b)(c)(g)	61,533,853	6,154

	Packaging & Containers 0.0%‡
	Owens-Brockway Glass Container, Inc. 3.00%, due 6/1/15 (d)	890,000	893,338

	Total Convertible Bonds (Cost $43,235,513)		45,900,348

	Corporate Bonds 90.1%
	Advertising 0.4%
	Lamar Media Corp.
	5.875%, due 2/1/22	11,000,000	12,100,000
	7.875%, due 4/15/18	7,490,000	8,210,912
	9.75%, due 4/1/14	9,780,000	10,660,200
			30,971,112
	Aerospace & Defense 1.5%
	AAR Corp. 7.25%, due 1/15/22	20,565,000	21,901,725
	Alliant Techsystems, Inc. 6.875%, due 9/15/20	12,270,000	13,466,325
	B/E Aerospace, Inc. 5.25%, due 4/1/22	29,690,000	31,248,726
	DAE Aviation Holdings, Inc. 11.25%, due 8/1/15 (d)	13,569,000	13,942,148
	GenCorp, Inc. 7.125%, due 3/15/21 (d)	12,725,000	13,170,375
	Silver II Borrower / Silver II U.S. Holdings LLC 7.75%, due 12/15/20 (d)	2,770,000	2,901,575
	TransDigm, Inc.
	5.50%, due 10/15/20 (d)	3,060,000	3,190,050
	7.75%, due 12/15/18	24,730,000	27,481,212
			127,302,136
	Apparel 0.1%
	Hanesbrands, Inc. 8.00%, due 12/15/16	6,915,000	7,545,994
	Wolverine World Wide, Inc. 6.125%, due 10/15/20 (d)	2,245,000	2,357,250
			9,903,244
	Auto Manufacturers 0.4%
	Ford Motor Co. 6.50%, due 8/1/18	947,000	1,109,174
	Jaguar Land Rover PLC
	5.625%, due 2/1/23 (d)	8,660,000	8,833,200
	8.125%, due 5/15/21 (d)	9,590,000	10,764,775
	Oshkosh Corp.
	8.25%, due 3/1/17	9,644,000	10,584,290
	8.50%, due 3/1/20	2,010,000	2,261,250
			33,552,689
	Auto Parts & Equipment 4.0%
	Affinia Group, Inc. 9.00%, due 11/30/14	17,230,000	17,273,247
	Allison Transmission, Inc. 7.125%, due 5/15/19 (d)	32,975,000	35,777,875
	Continental Rubber of America Corp. 4.50%, due 9/15/19 (d)	20,600,000	21,115,000
	Cooper-Standard Automotive, Inc. 8.50%, due 5/1/18	45,044,000	48,872,740
	Dana Holding Corp.
	6.50%, due 2/15/19	21,669,000	23,185,830
	6.75%, due 2/15/21	8,683,000	9,464,470
	Delphi Corp.
	5.875%, due 5/15/19	24,780,000	26,514,600
	6.125%, due 5/15/21	1,300,000	1,430,000
	Exide Technologies 8.625%, due 2/1/18	27,813,000	23,988,713
	International Automotive Components Group S.A. 9.125%, due 6/1/18 (d)	13,960,000	13,401,600
	Lear Corp. (Escrow Shares) 8.75%, due 12/1/16 (a)(b)(c)(h)	15,444,000	23,166
¤	Schaeffler Finance B.V.
	7.75%, due 2/15/17 (d)	51,440,000	58,127,200
	8.50%, due 2/15/19 (d)	16,575,000	18,791,906
	Tenneco, Inc.
	6.875%, due 12/15/20	10,225,000	11,221,938
	7.75%, due 8/15/18	1,300,000	1,420,250
	Titan International, Inc. 7.875%, due 10/1/17	9,280,000	9,964,400
	TRW Automotive, Inc.
	7.00%, due 3/15/14 (d)	7,680,000	8,112,000
	7.25%, due 3/15/17 (d)	4,400,000	5,093,000
	8.875%, due 12/1/17 (d)	11,595,000	12,754,500
			346,532,435
	Banks 1.5%
¤	Ally Financial, Inc.
	(zero coupon), due 6/15/15	1,640,000	1,510,850
	3.125%, due 1/15/16	5,030,000	5,081,155
	4.625%, due 6/26/15	14,735,000	15,473,857
	5.50%, due 2/15/17	2,800,000	3,010,218
	6.25%, due 12/1/17	2,180,000	2,425,453
	7.50%, due 9/15/20	11,372,000	13,674,830
	8.00%, due 11/1/31	32,650,000	40,948,440
	8.30%, due 2/12/15	22,520,000	25,081,650
	Provident Funding Associates, L.P.
	10.125%, due 2/15/19 (d)	8,240,000	8,775,600
	10.25%, due 4/15/17 (d)	12,615,000	14,097,263
			130,079,316
	Beverages 0.5%
	Cott Beverages, Inc.
	8.125%, due 9/1/18	10,215,000	11,262,038
	8.375%, due 11/15/17	32,284,000	34,947,430
			46,209,468
	Biotechnology 0.1%
	Bio Rad Labs 8.00%, due 9/15/16	7,810,000	8,426,920

	Building Materials 3.0%
	Building Materials Corp. of America
	6.75%, due 5/1/21 (d)	11,681,000	12,878,302
	6.875%, due 8/15/18 (d)	17,498,000	18,897,840
	7.00%, due 2/15/20 (d)	8,265,000	9,008,850
	7.50%, due 3/15/20 (d)	18,875,000	20,668,125
	Gibraltar Industries, Inc. 6.25%, due 2/1/21 (d)	8,525,000	8,855,344
	Headwaters, Inc. 7.625%, due 4/1/19	18,665,000	20,111,537
	Jeld-Wen Escrow Corp. 12.25%, due 10/15/17 (d)	20,585,000	23,981,525
	Taylor Morrison Communities, Inc. 7.75%, due 4/15/20 (d)	19,450,000	20,908,750
¤	Texas Industries, Inc. 9.25%, due 8/15/20	94,305,000	104,207,025
	USG Corp.
	6.30%, due 11/15/16	6,565,000	6,909,663
	7.875%, due 3/30/20 (d)	13,850,000	15,789,000
			262,215,961
	Chemicals 3.1%
	Axiall Corp.
	4.875%, due 5/15/23 (d)	12,288,000	12,380,160
	9.00%, due 1/15/17 (d)	20,916,000	23,373,630
	Celanese U.S. Holdings LLC 4.625%, due 11/15/22	16,905,000	17,454,412
	CF Industries, Inc.
	6.875%, due 5/1/18	9,351,000	11,392,866
	7.125%, due 5/1/20	820,000	1,026,747
	Eagle Spinco, Inc. 4.625%, due 2/15/21 (d)	4,334,000	4,361,088
	Huntsman International LLC 5.50%, due 6/30/16	3,417,000	3,435,794
	Ineos Finance PLC
	7.50%, due 5/1/20 (d)	15,965,000	17,202,287
	8.375%, due 2/15/19 (d)	11,120,000	12,176,400
	Kraton Polymers LLC / Kraton Polymers Capital Corp. 6.75%, due 3/1/19	17,200,000	17,802,000
	Nexeo Solutions LLC / Nexeo Solutions Finance Corp. 8.375%, due 3/1/18	15,240,000	14,706,600
	NOVA Chemicals Corp.
	8.375%, due 11/1/16	13,850,000	15,096,500
	8.625%, due 11/1/19	7,035,000	8,019,900
	Olin Corp.
	5.50%, due 8/15/22	12,924,000	13,473,270
	8.875%, due 8/15/19	23,156,000	25,761,050
	Phibro Animal Health Corp. 9.25%, due 7/1/18 (d)	46,555,000	48,882,750
	PolyOne Corp. 7.375%, due 9/15/20	726,000	805,860
	Rockwood Specialties Group, Inc. 4.625%, due 10/15/20	25,090,000	25,623,162
			272,974,476
	Coal 2.2%
	Arch Coal, Inc.
	7.00%, due 6/15/19	33,258,000	30,015,345
	7.25%, due 10/1/20	6,520,000	5,835,400
	8.75%, due 8/1/16	4,240,000	4,356,600
	9.875%, due 6/15/19 (d)	6,170,000	6,401,375
	CONSOL Energy, Inc. 8.00%, due 4/1/17	48,731,000	52,629,480
	Peabody Energy Corp.
	6.00%, due 11/15/18	25,040,000	26,229,400
	6.25%, due 11/15/21	14,950,000	15,622,750
	6.50%, due 9/15/20	21,690,000	22,828,725
	7.375%, due 11/1/16	2,185,000	2,490,900
	7.875%, due 11/1/26	1,642,000	1,769,255
	Penn Virginia Resource Partners, L.P. / Penn Virginia Resource Finance Corp. 8.25%, due 4/15/18	16,531,000	17,605,515
	Penn Virginia Resource Partners, L.P. / Penn Virginia Resource Finance Corp. II 8.375%, due 6/1/20 (d)	7,236,000	7,760,610
			193,545,355
	Commercial Services 4.4%
	Alliance Data Systems Corp.
	5.25%, due 12/1/17 (d)	20,200,000	21,058,500
	6.375%, due 4/1/20 (d)	18,230,000	19,688,400
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
	4.875%, due 11/15/17 (d)	4,280,000	4,365,600
	8.25%, due 1/15/19	2,780,000	3,078,850
	9.625%, due 3/15/18	2,191,000	2,432,010
	9.75%, due 3/15/20	16,240,000	18,797,800
	Catalent Pharma Solutions, Inc. 7.875%, due 10/15/18 (d)	5,265,000	5,317,650
	Cenveo Corp. 8.875%, due 2/1/18	16,760,000	16,550,500
	Corrections Corporation of America 7.75%, due 6/1/17	7,745,000	8,170,975
	Great Lakes Dredge & Dock Corp. 7.375%, due 2/1/19	20,255,000	21,824,762
	H&E Equipment Services, Inc. 7.00%, due 9/1/22 (d)	14,500,000	15,841,250
	HDTFS, Inc. 5.875%, due 10/15/20 (d)	2,385,000	2,534,063
	Iron Mountain, Inc. 5.75%, due 8/15/24	12,000,000	12,105,000
	Jaguar Holding Co. I 9.375%, due 10/15/17 (d)(e)	12,570,000	13,324,200
	Knowledge Universe Education LLC 7.75%, due 2/1/15 (d)	29,180,000	27,721,000
	PHH Corp.
	7.375%, due 9/1/19	11,294,000	12,677,515
	9.25%, due 3/1/16	11,841,000	13,883,572
	Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares)
	6.50% (a)(b)(c)(h)	460,000	7,360
	9.75% (a)(b)(c)(d)(h)	26,020,000	416,320
	Rent-A-Center, Inc. 6.625%, due 11/15/20	2,965,000	3,228,144
	Sotheby's 5.25%, due 10/1/22 (d)	10,335,000	10,619,213
	Speedy Cash Intermediate Holdings Corp. 10.75%, due 5/15/18 (d)	18,330,000	19,750,575
	Sunstate Equipment Co. LLC / Sunstate Equipment Co., Inc. 12.00%, due 6/15/16 (d)(e)	33,225,000	36,796,687
	United Rentals North America, Inc.
	5.75%, due 7/15/18	12,005,000	12,905,375
	6.125%, due 6/15/23	845,000	904,150
	7.375%, due 5/15/20	19,930,000	21,923,000
	7.625%, due 4/15/22	19,217,000	21,426,955
	Valassis Communications, Inc. 6.625%, due 2/1/21	16,510,000	17,624,425
	WEX, Inc. 4.75%, due 2/1/23 (d)	15,700,000	15,660,750
			380,634,601
	Computers 0.9%
	iGATE Corp. 9.00%, due 5/1/16	19,286,000	21,190,492
	NCR Corp.
	4.625%, due 2/15/21 (d)	13,235,000	13,251,544
	5.00%, due 7/15/22 (d)	5,600,000	5,670,000
	Seagate HDD Cayman
	7.00%, due 11/1/21	11,610,000	12,741,975
	7.75%, due 12/15/18	14,435,000	15,914,587
	SunGard Data Systems, Inc. 4.875%, due 1/15/14	8,070,000	8,281,838
			77,050,436
	Distribution & Wholesale 0.4%
	American Tire Distributors, Inc. 9.75%, due 6/1/17	34,845,000	37,066,369

	Diversified Financial Services 1.4%
	CNG Holdings, Inc. 9.375%, due 5/15/20 (d)	15,314,000	15,467,140
	Community Choice Financial, Inc.
	10.75%, due 5/1/19	25,640,000	24,358,000
	12.75%, due 5/1/20 (a)(d)	9,500,000	9,500,000
	Ford Holdings LLC
	9.30%, due 3/1/30	18,155,000	25,553,162
	9.375%, due 3/1/20	1,695,000	2,165,363
	National Money Mart Co. 10.375%, due 12/15/16	23,490,000	25,927,087
	ROC Finance LLC / ROC Finance 1 Corp. 12.125%, due 9/1/18 (d)	16,630,000	19,166,075
			122,136,827
	Electric 3.0%
	Calpine Construction Finance Co., L.P. / CCFC Finance Corp. 8.00%, due 6/1/16 (d)	49,185,000	51,890,175
	Calpine Corp. 7.25%, due 10/15/17 (d)	29,353,000	31,114,180
	Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10.00%, due 12/1/20	28,025,000	32,158,687
¤	GenOn Energy, Inc.
	7.625%, due 6/15/14	4,625,000	4,948,750
	7.875%, due 6/15/17	64,420,000	71,506,200
	9.50%, due 10/15/18	32,230,000	38,273,125
	GenOn REMA LLC Series C 9.681%, due 7/2/26	6,425,000	6,971,125
	Ipalco Enterprises, Inc. 7.25%, due 4/1/16 (d)	5,925,000	6,636,000
	PNM Resources, Inc. 9.25%, due 5/15/15	6,241,000	7,114,740
	Public Service Co. of New Mexico 7.95%, due 5/15/18	9,965,000	11,997,930
			262,610,912
	Electrical Components & Equipment 0.7%
	Anixter, Inc. 5.625%, due 5/1/19	8,110,000	8,596,600
	Belden, Inc. 5.50%, due 9/1/22 (d)	34,750,000	35,792,500
	General Cable Corp. 5.75%, due 10/1/22 (d)	12,545,000	13,203,613
			57,592,713
	Electronics 0.2%
	Kemet Corp. 10.50%, due 5/1/18	15,594,000	15,905,880

	Engineering & Construction 0.6%
	New Enterprise Stone & Lime Co., Inc.
	11.00%, due 9/1/18	32,115,000	24,407,400
	13.00%, due 3/15/18 (d)(e)	22,451,825	23,911,194
	Weekley Homes LLC / Weekley Finance Corp. 6.00%, due 2/1/23 (d)	3,280,000	3,345,600
			51,664,194
	Entertainment 2.3%
	Affinity Gaming LLC / Affinity Gaming Finance Corp. 9.00%, due 5/15/18 (d)	35,340,000	37,460,400
	Greektown Superholdings, Inc. 13.00%, due 7/1/15	16,426,000	17,637,418
	MU Finance PLC 8.375%, due 2/1/17 (d)	26,836,862	29,017,357
	NAI Entertainment Holdings LLC 8.25%, due 12/15/17 (d)	25,178,000	27,569,910
	Pinnacle Entertainment, Inc. 8.625%, due 8/1/17	5,041,000	5,393,870
	Production Resource Group, Inc. 8.875%, due 5/1/19	15,391,000	11,966,503
	Speedway Motorsports, Inc.
	6.75%, due 2/1/19 (d)	4,760,000	5,045,600
	8.75%, due 6/1/16	11,035,000	11,752,275
	Sterling Entertainment Enterprise LLC 9.75%, due 12/31/19 (a)(b)(c)	35,000,000	35,000,000
	United Artists Theatre Circuit, Inc. Series BA7 9.30%, due 7/1/15 (a)(b)	732,412	512,688
	Vail Resorts, Inc. 6.50%, due 5/1/19	15,710,000	16,868,612
			198,224,633
	Environmental Controls 0.4%
	Clean Harbors, Inc.
	5.125%, due 6/1/21 (d)	6,755,000	6,957,650
	5.25%, due 8/1/20	17,015,000	17,780,675
	Heckmann Corp. 9.875%, due 4/15/18	13,260,000	14,067,750
			38,806,075
	Finance - Auto Loans 1.5%
	Credit Acceptance Corp. 9.125%, due 2/1/17	15,005,000	16,392,962
	Ford Motor Credit Co. LLC
	4.25%, due 2/3/17	6,080,000	6,481,608
	7.00%, due 4/15/15	20,400,000	22,594,265
	12.00%, due 5/15/15	16,960,000	20,691,200
	General Motors Financial Co., Inc.
	4.75%, due 8/15/17 (d)	23,985,000	25,066,364
	6.75%, due 6/1/18	30,400,000	35,188,000
			126,414,399
	Finance - Consumer Loans 0.3%
	SLM Corp.
	8.00%, due 3/25/20	10,130,000	11,725,475
	8.45%, due 6/15/18	12,005,000	14,302,253
			26,027,728
	Finance - Other Services 1.2%
¤	Nationstar Mortgage LLC / Nationstar Capital Corp.
	7.875%, due 10/1/20 (d)	15,290,000	16,666,100
	9.625%, due 5/1/19 (d)	20,419,000	23,242,660
	10.875%, due 4/1/15	44,722,000	47,628,930
	SquareTwo Financial Corp. 11.625%, due 4/1/17	18,455,000	18,870,237
			106,407,927
	Food 2.3%
	American Seafoods Group LLC / American Seafoods Finance, Inc. 10.75%, due 5/15/16 (d)	17,678,000	18,340,925
	American Stores Co. 8.00%, due 6/1/26	33,624,000	41,945,940
	ASG Consolidated LLC / ASG Finance, Inc. 15.00%, due 5/15/17 (d)(e)	18,015,411	17,610,064
	B&G Foods, Inc. 7.625%, due 1/15/18	7,736,000	8,345,210
	C&S Group Enterprises LLC 8.375%, due 5/1/17 (d)	9,194,000	9,768,625
	Harmony Foods Corp. 10.00%, due 5/1/16 (d)	9,100,000	9,771,125
	Land O' Lakes, Inc. 6.00%, due 11/15/22 (d)	26,635,000	28,499,450
	Smithfield Foods, Inc. 6.625%, due 8/15/22	11,455,000	12,543,225
	TreeHouse Foods, Inc.
	6.03%, due 9/30/13 (a)(b)	23,700,000	24,055,500
	7.75%, due 3/1/18	8,120,000	8,789,900
	Wells Enterprises, Inc. 6.75%, due 2/1/20 (d)	18,856,000	19,563,100
			199,233,064
	Forest Products & Paper 1.3%
	Boise Cascade LLC / Boise Cascade Finance Corp. 6.375%, due 11/1/20 (d)	17,300,000	18,078,500
	Clearwater Paper Corp. 7.125%, due 11/1/18	9,720,000	10,594,800
	Georgia-Pacific Corp.
	7.25%, due 6/1/28	2,370,000	3,074,909
	7.75%, due 11/15/29	1,174,000	1,575,728
	8.875%, due 5/15/31	29,615,000	43,793,092
	Resolute Forest Products 10.25%, due 10/15/18	10,173,000	11,724,383
	Sappi Papier Holding GmbH
	6.625%, due 4/15/21 (d)	4,795,000	5,034,750
	8.375%, due 6/15/19 (d)	10,400,000	11,752,000
	Smurfit Kappa Acquisitions 4.875%, due 9/15/18 (d)	6,520,000	6,715,600
			112,343,762
	Health Care - Products 0.9%
	Alere, Inc.
	8.625%, due 10/1/18	5,130,000	5,322,375
	9.00%, due 5/15/16	2,270,000	2,389,175
	Hanger, Inc. 7.125%, due 11/15/18	18,850,000	20,263,750
	Hologic, Inc. 6.25%, due 8/1/20 (d)	11,205,000	12,045,375
	Teleflex, Inc. 6.875%, due 6/1/19	15,330,000	16,633,050
	Universal Hospital Services, Inc.
	3.902%, due 6/1/15 (f)	930,000	926,512
	7.625%, due 8/15/20	23,000,000	24,667,500
			82,247,737
	Health Care - Services 3.8%
	American Renal Associates Holdings, Inc. 9.75%, due 3/1/16 (e)	8,632,122	9,085,308
	American Renal Holdings Co., Inc. 8.375%, due 5/15/18	13,150,000	13,906,125
	Centene Corp. 5.75%, due 6/1/17	14,370,000	15,339,975
	CHS / Community Health Systems, Inc.
	5.125%, due 8/15/18	10,335,000	10,877,588
	7.125%, due 7/15/20	10,235,000	11,053,800
	DaVita HeathCare Partners Inc.
	6.375%, due 11/1/18	12,120,000	12,968,400
	6.625%, due 11/1/20	9,380,000	10,224,200
	Fresenius Medical Care U.S. Finance, Inc.
	6.50%, due 9/15/18 (d)	4,730,000	5,321,250
	6.875%, due 7/15/17	130,000	148,850
	Fresenius Medical Care U.S. Finance II, Inc.
	5.625%, due 7/31/19 (d)	11,680,000	12,643,600
	5.875%, due 1/31/22 (d)	8,100,000	8,849,250
	HCA Holdings, Inc.
	6.25%, due 2/15/21	14,175,000	14,919,187
	7.75%, due 5/15/21	7,863,000	8,609,985
¤	HCA, Inc.
	4.75%, due 5/1/23	4,525,000	4,553,281
	5.75%, due 3/15/14	3,615,000	3,759,600
	5.875%, due 3/15/22	19,855,000	21,592,312
	6.375%, due 1/15/15	5,995,000	6,459,613
	6.50%, due 2/15/20	9,224,000	10,261,700
	7.19%, due 11/15/15	6,277,000	6,967,470
	7.25%, due 9/15/20	3,450,000	3,829,500
	7.50%, due 2/15/22	5,451,000	6,295,905
	7.58%, due 9/15/25	1,920,000	1,987,200
	7.69%, due 6/15/25	705,000	740,250
	7.875%, due 2/15/20	2,120,000	2,350,550
	8.00%, due 10/1/18	4,984,000	5,806,360
	8.36%, due 4/15/24	2,494,000	2,755,870
	8.50%, due 4/15/19	7,912,000	8,802,100
	9.00%, due 12/15/14	3,930,000	4,401,600
	Health Management Associates, Inc. 7.375%, due 1/15/20	8,190,000	8,998,763
	INC Research LLC 11.50%, due 7/15/19 (d)	23,850,000	25,161,750
	MultiPlan, Inc. 9.875%, due 9/1/18 (d)	34,020,000	37,932,300
	ResCare, Inc. 10.75%, due 1/15/19	14,300,000	15,801,500
	Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc.
	7.75%, due 2/1/19	3,590,000	3,791,938
	8.00%, due 2/1/18	12,755,000	13,520,300
			329,717,380
	Holding Companies - Diversified 1.1%
	Alphabet Holding Co., Inc. 7.75%, due 11/1/17 (d)(e)	33,409,000	34,578,315
	CFG Holdings, Ltd. / CFG Finance LLC 11.50%, due 11/15/19 (d)	17,300,000	17,429,750
	Leucadia National Corp. 8.125%, due 9/15/15	14,255,000	16,108,150
	Susser Holdings LLC / Susser Finance Corp. 8.50%, due 5/15/16	28,139,000	29,756,992
			97,873,207
	Home Builders 0.5%
	D.R. Horton, Inc.
	3.625%, due 2/15/18	8,743,000	8,808,572
	4.75%, due 2/15/23	6,690,000	6,681,638
	Meritage Homes Corp. 7.00%, due 4/1/22	6,240,000	6,879,600
	Ryland Group, Inc. (The)
	5.375%, due 10/1/22	6,120,000	6,273,000
	6.625%, due 5/1/20	4,380,000	4,894,650
	Standard Pacific Corp. 8.375%, due 1/15/21	1,815,000	2,159,850
	Taylor Morrison Communities, Inc. / Monarch Communities, Inc. 7.75%, due 4/15/20 (d)	8,183,000	8,796,725
			44,494,035
	Home Furnishing 0.1%
	Sealy Mattress Co. 10.875%, due 4/15/16 (d)	5,102,000	5,459,140

	Household Products & Wares 0.9%
	Jarden Corp. 7.50%, due 5/1/17	19,505,000	22,016,269
	Prestige Brands, Inc.
	8.125%, due 2/1/20	290,000	324,800
	8.25%, due 4/1/18	3,866,000	4,242,935
	Scotts Miracle-Gro Co. (The) 6.625%, due 12/15/20	2,000,000	2,200,000
	Spectrum Brands Escrow Corp.
	6.375%, due 11/15/20 (d)	5,315,000	5,653,831
	6.625%, due 11/15/22 (d)	5,315,000	5,740,200
	Spectrum Brands, Inc.
	6.75%, due 3/15/20 (d)	2,195,000	2,370,600
	9.50%, due 6/15/18	29,292,000	33,136,575
			75,685,210
	Housewares 0.2%
	Libbey Glass, Inc. 6.875%, due 5/15/20	19,485,000	20,970,731

	Insurance 1.0%
	A-S Co-issuer Subsidiary, Inc. / A-S Merger Sub LLC 7.875%, due 12/15/20 (d)	17,080,000	17,037,300
	CNO Financial Group, Inc. 6.375%, due 10/1/20 (d)	7,345,000	7,785,700
	Hub International, Ltd. 8.125%, due 10/15/18 (d)	9,115,000	9,434,025
	Ironshore Holdings (U.S.), Inc. 8.50%, due 5/15/20 (d)	16,890,000	18,829,985
	Onex USI Aquisition Corp. 7.75%, due 1/15/21 (d)	19,260,000	18,874,800
	SunAmerica Financial Group, Inc.
	6.625%, due 2/15/29	4,500,000	5,517,108
	7.50%, due 7/15/25	8,000,000	10,140,008
			87,618,926
	Internet 0.3%
	Cogent Communications Group, Inc. 8.375%, due 2/15/18 (d)	10,635,000	11,778,263
	Equinix, Inc. 7.00%, due 7/15/21	2,000,000	2,230,000
	Netflix, Inc. 5.375%, due 2/1/21 (d)	11,290,000	11,233,550
			25,241,813
	Investment Management/Advisory Services 0.2%
	Janus Capital Group, Inc. 6.70%, due 6/15/17	19,105,000	21,747,355

	Iron & Steel 0.4%
	Allegheny Ludlum Corp. 6.95%, due 12/15/25	6,860,000	8,020,931
	Allegheny Technologies, Inc. 9.375%, due 6/1/19	7,475,000	9,741,981
	APERAM 7.75%, due 4/1/18 (d)	13,035,000	12,513,600
	Steel Dynamics, Inc.
	6.125%, due 8/15/19 (d)	1,780,000	1,922,400
	6.375%, due 8/15/22 (d)	3,465,000	3,742,200
			35,941,112
	Leisure Time 0.7%
	Brunswick Corp. 11.25%, due 11/1/16 (d)	11,240,000	12,616,900
	Carlson Wagonlit B.V. 6.875%, due 6/15/19 (d)	49,072,000	52,016,320
			64,633,220
	Lodging 1.5%
	Choice Hotels International, Inc.
	5.70%, due 8/28/20	2,480,000	2,715,600
	5.75%, due 7/1/22	32,800,000	36,408,000
	Eldorado Resorts LLC / Eldorado Capital Corp. 8.625%, due 6/15/19 (d)	21,205,000	20,886,925
	MGM Resorts International 6.625%, due 12/15/21	1,093,000	1,125,790
	MTR Gaming Group, Inc. 11.50%, due 8/1/19 (e)	20,191,720	21,403,223
	Seminole Hard Rock Entertainment, Inc. 2.808%, due 3/15/14 (d)(f)	13,461,000	13,427,347
	Sheraton Holding Corp. 7.375%, due 11/15/15	1,490,000	1,725,031
	Starwood Hotels & Resorts Worldwide, Inc. 6.75%, due 5/15/18	3,485,000	4,220,196
	Station Casinos LLC 3.66%, due 6/18/18	30,090,000	26,930,550
			128,842,662
	Machinery - Diversified 0.4%
	Briggs & Stratton Corp. 6.875%, due 12/15/20	7,945,000	8,938,125
	Cleaver-Brooks, Inc. 8.75%, due 12/15/19 (d)	5,500,000	5,891,875
	SPL Logistics Escrow LLC / SPL Logistics Finance Corp. 8.875%, due 8/1/20 (d)	15,600,000	16,692,000
			31,522,000
	Media 3.9%
	AMC Networks, Inc.
	4.75%, due 12/15/22	9,530,000	9,530,000
	7.75%, due 7/15/21	6,950,000	7,940,375
¤	CCO Holdings LLC / CCO Holdings Capital Corp.
	6.625%, due 1/31/22	10,000,000	10,900,000
	7.00%, due 1/15/19	16,260,000	17,581,125
	7.25%, due 10/30/17	5,405,000	5,864,425
	7.375%, due 6/1/20	26,250,000	29,203,125
	7.875%, due 4/30/18	6,875,000	7,347,656
	Crown Media Holdings, Inc. 10.50%, due 7/15/19	17,875,000	20,198,750
	CSC Holdings LLC
	7.625%, due 7/15/18	14,890,000	17,346,850
	7.875%, due 2/15/18	4,145,000	4,828,925
	DISH DBS Corp.
	4.625%, due 7/15/17	24,720,000	25,832,400
	5.875%, due 7/15/22	5,530,000	5,875,625
	6.75%, due 6/1/21	13,630,000	15,265,600
	7.125%, due 2/1/16	3,995,000	4,454,425
	Nielsen Finance LLC / Nielsen Finance Co.
	4.50%, due 10/1/20 (d)	22,995,000	22,650,075
	7.75%, due 10/15/18	32,338,000	36,016,447
	ProQuest LLC / ProQuest Notes Co. 9.00%, due 10/15/18 (d)	33,495,000	33,495,000
	Quebecor Media, Inc.
	5.75%, due 1/15/23 (d)	28,340,000	29,686,150
	7.75%, due 3/15/16	22,413,000	22,805,228
	Videotron Ltee 5.00%, due 7/15/22	12,525,000	13,088,625
			339,910,806
	Metal Fabricate & Hardware 1.1%
	A. M. Castle & Co. 12.75%, due 12/15/16	34,161,000	40,309,980
	Mueller Water Products, Inc.
	7.375%, due 6/1/17	19,525,000	20,061,938
	8.75%, due 9/1/20	13,622,000	15,495,025
	Neenah Foundry Co. 15.00%, due 7/29/15 (a)(e)	5,923,358	5,449,489
	Shale-Inland Holdings LLC / Shale-Inland Finance Corp. 8.75%, due 11/15/19 (d)	16,350,000	17,167,500
			98,483,932
	Mining 1.7%
	Kaiser Aluminum Corp. 8.25%, due 6/1/20	25,465,000	28,457,137
	New Gold, Inc.
	6.25%, due 11/15/22 (d)	15,795,000	16,663,725
	7.00%, due 4/15/20 (d)	33,015,000	35,491,125
	Novelis, Inc.
	8.375%, due 12/15/17	15,425,000	17,044,625
	8.75%, due 12/15/20	7,350,000	8,305,500
	Vulcan Materials Co.
	6.40%, due 11/30/17	2,579,000	2,836,900
	6.50%, due 12/1/16	32,345,000	36,347,694
	7.50%, due 6/15/21	3,655,000	4,239,800
			149,386,506
	Miscellaneous - Manufacturing 1.7%
	Actuant Corp. 5.625%, due 6/15/22	9,720,000	10,011,600
	Amsted Industries, Inc. 8.125%, due 3/15/18 (d)	32,882,000	35,101,535
	FGI Operating Co. LLC / FGI Finance, Inc. 7.875%, due 5/1/20 (d)	23,190,000	23,856,712
	Griffon Corp. 7.125%, due 4/1/18	6,185,000	6,695,263
	Koppers, Inc. 7.875%, due 12/1/19	12,155,000	13,385,694
	Polypore International, Inc. 7.50%, due 11/15/17	21,740,000	23,642,250
	SPX Corp.
	6.875%, due 9/1/17	25,425,000	28,412,437
	7.625%, due 12/15/14	5,235,000	5,745,413
			146,850,904
	Office Furnishings 0.3%
	Interface, Inc. 7.625%, due 12/1/18	23,280,000	25,258,800

	Oil & Gas 10.1%
	Berry Petroleum Co.
	6.75%, due 11/1/20	1,690,000	1,825,200
	10.25%, due 6/1/14	9,915,000	10,956,075
	Bill Barrett Corp. 7.625%, due 10/1/19	6,515,000	6,857,038
	BreitBurn Energy Partners, L.P. 8.625%, due 10/15/20	18,360,000	20,150,100
	Calumet Specialty Products Partners, L.P. / Calumet Finance Corp.
	9.375%, due 5/1/19	34,845,000	38,285,944
	9.625%, due 8/1/20 (d)	14,000,000	15,645,000
	Chesapeake Energy Corp.
	6.50%, due 8/15/17	30,590,000	33,725,475
	6.775%, due 3/15/19	15,000,000	15,150,000
	7.625%, due 7/15/13	7,562,000	7,751,050
	Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance, Inc. 6.625%, due 11/15/19 (d)	22,110,000	21,888,900
	Comstock Resources, Inc.
	7.75%, due 4/1/19	5,127,000	5,293,628
	8.375%, due 10/15/17	18,238,000	19,332,280
	9.50%, due 6/15/20	13,700,000	14,796,000
¤	Concho Resources, Inc.
	5.50%, due 10/1/22	9,145,000	9,693,700
	5.50%, due 4/1/23	16,185,000	17,075,175
	6.50%, due 1/15/22	24,386,000	26,580,740
	7.00%, due 1/15/21	10,325,000	11,409,125
	8.625%, due 10/1/17	8,441,000	9,116,280
	Continental Resources, Inc.
	5.00%, due 9/15/22	24,475,000	26,065,875
	7.125%, due 4/1/21	8,775,000	9,915,750
	7.375%, due 10/1/20	15,775,000	17,825,750
	Denbury Resources, Inc.
	8.25%, due 2/15/20	7,978,000	8,895,470
	9.75%, due 3/1/16	6,980,000	7,360,410
	Forest Oil Corp. 8.50%, due 2/15/14	1,002,000	1,067,130
	Frontier Oil Corp. 6.875%, due 11/15/18	8,390,000	9,019,250
	Halcon Resources Corp. 8.875%, due 5/15/21 (d)	24,400,000	26,047,000
	HollyFrontier Corp. 9.875%, due 6/15/17	19,802,000	21,336,655
	Linn Energy LLC 9.875%, due 7/1/18	2,906,000	3,138,480
	Linn Energy LLC / Linn Energy Finance Corp.
	6.50%, due 5/15/19	11,580,000	11,797,125
	11.75%, due 5/15/17	8,710,000	9,406,800
	Newfield Exploration Co.
	5.625%, due 7/1/24	15,000,000	16,125,000
	7.125%, due 5/15/18	12,520,000	13,083,400
	Oasis Petroleum, Inc.
	6.50%, due 11/1/21	11,600,000	12,412,000
	7.25%, due 2/1/19	18,840,000	20,441,400
	PDC Energy, Inc. 7.75%, due 10/15/22 (d)	18,825,000	19,578,000
	Penn Virginia Corp.
	7.25%, due 4/15/19	7,855,000	7,619,350
	10.375%, due 6/15/16	17,090,000	18,243,575
	PetroHawk Energy Corp.
	7.25%, due 8/15/18	15,995,000	18,016,032
	10.50%, due 8/1/14	3,478,000	3,681,637
	Petroquest Energy, Inc. 10.00%, due 9/1/17	35,635,000	37,416,750
	Pioneer Energy Services Corp. 9.875%, due 3/15/18	25,620,000	27,797,700
	Plains Exploration & Production Co. 10.00%, due 3/1/16	19,230,000	20,287,650
	Quicksilver Resources, Inc. 11.75%, due 1/1/16	24,044,000	24,524,880
	Range Resources Corp.
	5.00%, due 8/15/22	5,600,000	5,880,000
	7.25%, due 5/1/18	2,500,000	2,618,750
	8.00%, due 5/15/19	9,425,000	10,461,750
	Rex Energy Corp. 8.875%, due 12/1/20 (d)	23,575,000	23,751,812
	SM Energy Co.
	6.50%, due 11/15/21	9,490,000	10,106,850
	6.50%, due 1/1/23	2,535,000	2,699,775
	6.625%, due 2/15/19	17,149,000	18,135,067
	Stone Energy Corp.
	7.50%, due 11/15/22	15,450,000	16,686,000
	8.625%, due 2/1/17	10,470,000	11,307,600
	W&T Offshore, Inc.
	8.50%, due 6/15/19 (d)	13,800,000	14,766,000
	8.50%, due 6/15/19	14,805,000	15,841,350
	Whiting Petroleum Corp.
	6.50%, due 10/1/18	12,970,000	13,910,325
	7.00%, due 2/1/14	27,634,000	28,946,615
	WPX Energy, Inc. 6.00%, due 1/15/22	23,425,000	25,181,875
			876,928,548
	Oil & Gas Services 0.6%
	American Petroleum Tankers LLC / AP Tankers Co. 10.25%, due 5/1/15	13,084,000	13,607,360
	Expro Finance Luxembourg SCA 8.50%, due 12/15/16 (d)	23,855,000	25,167,025
	Hiland Partners, L.P. / Hiland Partners Finance Corp. 7.25%, due 10/1/20 (d)	12,375,000	13,395,938
			52,170,323
	Packaging & Containers 1.9%
	AEP Industries, Inc. 8.25%, due 4/15/19	20,344,000	21,971,520
	Ball Corp.
	5.00%, due 3/15/22	13,900,000	14,734,000
	6.75%, due 9/15/20	1,630,000	1,797,075
	7.125%, due 9/1/16	6,625,000	7,072,188
	Greif, Inc.
	6.75%, due 2/1/17	170,000	189,550
	7.75%, due 8/1/19	8,100,000	9,396,000
	Owens-Brockway Glass Container, Inc. 7.375%, due 5/15/16	4,910,000	5,646,500
	Plastipak Holdings, Inc. 10.625%, due 8/15/19 (d)	35,895,000	41,099,775
	Sealed Air Corp. 8.125%, due 9/15/19 (d)	6,815,000	7,752,062
	Silgan Holdings, Inc. 5.00%, due 4/1/20	33,680,000	34,858,800
	Tekni-Plex, Inc. 9.75%, due 6/1/19 (d)	22,400,000	24,640,000
			169,157,470
	Pharmaceuticals 2.7%
	BioScrip, Inc. 10.25%, due 10/1/15	7,480,000	7,938,150
	Catalent Pharma Solutions, Inc. 9.50%, due 4/15/15	9,541,006	9,636,416
	ConvaTec Healthcare E S.A. 10.50%, due 12/15/18 (d)	21,019,000	23,331,090
	Endo Health Solutions, Inc.
	7.00%, due 7/15/19	4,215,000	4,594,350
	7.00%, due 12/15/20	4,395,000	4,768,575
	Grifols, Inc. 8.25%, due 2/1/18	36,155,000	39,680,112
	Lantheus Medical Imaging, Inc. 9.75%, due 5/15/17	25,210,000	23,508,325
	Mylan, Inc.
	7.625%, due 7/15/17 (d)	5,850,000	6,546,922
	7.875%, due 7/15/20 (d)	16,270,000	19,007,785
	NBTY, Inc. 9.00%, due 10/1/18	13,725,000	15,612,188
	Valeant Pharmaceuticals International
	6.375%, due 10/15/20 (d)	22,755,000	23,494,537
	6.50%, due 7/15/16 (d)	12,471,000	12,985,429
	6.75%, due 10/1/17 (d)	6,405,000	6,805,313
	6.875%, due 12/1/18 (d)	9,829,000	10,418,740
	7.00%, due 10/1/20 (d)	2,760,000	2,925,600
	VPI Escrow Corp. 6.375%, due 10/15/20 (d)	17,699,000	18,362,713
	Warner Chilcott Co., LLC / Warner Chilcott Co., LLC 7.75%, due 9/15/18	8,340,000	9,007,200
			238,623,445
	Pipelines 1.7%
	ANR Pipeline Co.
	7.375%, due 2/15/24	2,555,000	3,356,700
	9.625%, due 11/1/21	13,174,000	19,702,797
	Atlas Pipeline Partners, L.P. / Atlas Pipeline Finance Corp. 6.625%, due 10/1/20 (d)	20,864,000	21,907,200
	Chesapeake Midstream Partners, L.P. / CHKM Finance Corp. 6.125%, due 7/15/22	7,284,000	7,739,250
	Copano Energy LLC / Copano Energy Finance Corp.
	7.125%, due 4/1/21	17,395,000	19,960,763
	7.75%, due 6/1/18	29,645,000	31,312,531
	MarkWest Energy Partners, L.P. / MarkWest Energy Finance Corp.
	5.50%, due 2/15/23	16,000,000	16,880,000
	6.75%, due 11/1/20	21,170,000	23,181,150
			144,040,391
	Real Estate 0.2%
	Crescent Resources LLC / Crescent Ventures, Inc. 10.25%, due 8/15/17 (d)	12,210,000	13,064,700
	Mattamy Group Corp. 6.50%, due 11/15/20 (d)	8,440,000	8,503,300
			21,568,000
	Real Estate Investment Trusts 1.4%
	Felcor Lodging, L.P. 5.625%, due 3/1/23 (d)	2,860,000	2,885,025
¤	Host Hotels & Resorts, L.P.
	4.75%, due 3/1/23	18,205,000	19,069,738
	5.25%, due 3/15/22	13,645,000	14,873,050
	6.00%, due 10/1/21	21,920,000	25,071,000
	Series Q 6.75%, due 6/1/16	25,063,000	25,689,575
	Sabra Health Care, L.P. / Sabra Capital Corp. 8.125%, due 11/1/18	14,886,000	16,039,665
	Weyerhaeuser Co.
	6.95%, due 10/1/27	3,695,000	4,214,864
	7.375%, due 10/1/19	6,670,000	8,200,298
	7.375%, due 3/15/32	1,655,000	2,015,903
	8.50%, due 1/15/25	4,130,000	5,380,886
			123,440,004
	Retail 3.6%
	AmeriGas Finance LLC / AmeriGas Finance Corp.
	6.75%, due 5/20/20	3,795,000	4,117,575
	7.00%, due 5/20/22	9,697,000	10,618,215
	AmeriGas Partners, L.P. / AmeriGas Finance Corp.
	6.25%, due 8/20/19	13,025,000	13,806,500
	6.50%, due 5/20/21	4,828,000	5,165,960
	Asbury Automotive Group, Inc.
	7.625%, due 3/15/17	12,783,000	13,166,490
	8.375%, due 11/15/20	37,365,000	41,568,562
	AutoNation, Inc. 6.75%, due 4/15/18	18,661,000	21,086,930
	DineEquity, Inc. 9.50%, due 10/30/18	42,845,000	48,736,187
	J.C. Penney Corp., Inc. 7.125%, due 11/15/23	16,185,000	13,676,325
	Limited Brands, Inc.
	5.625%, due 2/15/22	4,660,000	5,009,500
	6.625%, due 4/1/21	12,715,000	14,463,313
	8.50%, due 6/15/19	3,395,000	4,175,850
	Penske Automotive Group, Inc. 5.75%, due 10/1/22 (d)	28,160,000	28,934,400
	PVH Corp. 7.375%, due 5/15/20	10,230,000	11,572,688
	Radio Systems Corp. 8.375%, due 11/1/19 (d)	14,460,000	15,363,750
	Sally Holdings LLC / Sally Capital, Inc.
	5.75%, due 6/1/22	13,640,000	14,424,300
	6.875%, due 11/15/19	12,650,000	13,978,250
	Sonic Automotive, Inc.
	7.00%, due 7/15/22	17,165,000	18,945,869
	9.00%, due 3/15/18	14,365,000	15,765,587
			314,576,251
	Semiconductors 0.2%
	MEMC Electronic Materials, Inc. 7.75%, due 4/1/19	16,525,000	14,707,250

	Shipbuilding 0.2%
	Huntington Ingalls Industries, Inc.
	6.875%, due 3/15/18	10,605,000	11,625,731
	7.125%, due 3/15/21	6,905,000	7,595,500
			19,221,231
	Software 0.4%
	Fidelity National Information Services, Inc.
	7.625%, due 7/15/17	10,800,000	11,664,000
	7.875%, due 7/15/20	3,565,000	4,032,906
	Legend Acquisition Sub, Inc. 10.75%, due 8/15/20 (d)	6,061,000	5,333,680
	Nuance Communications, Inc. 5.375%, due 8/15/20 (d)	15,890,000	16,366,700
			37,397,286
	Special Purpose Entity 0.0%‡
	Rivers Pittsburgh Borrower L.P. / Rivers Pittsburgh Finance Corp. 9.50%, due 6/15/19 (d)	1,380,000	1,490,400

	Storage & Warehousing 1.0%
¤	Algeco Scotsman Global Finance PLC
	8.50%, due 10/15/18 (d)	45,100,000	48,257,000
	10.75%, due 10/15/19 (d)	29,625,000	30,513,750
	Mobile Mini, Inc. 7.875%, due 12/1/20	4,285,000	4,734,925
			83,505,675
	Telecommunications 6.1%
	Clearwire Communications LLC / Clearwire Finance, Inc. 12.00%, due 12/1/15 (d)	5,825,000	6,312,844
	Crown Castle International Corp.
	5.25%, due 1/15/23 (d)	44,100,000	46,305,000
	7.125%, due 11/1/19	21,153,000	23,506,271
	DigitalGlobe, Inc. 5.25%, due 2/1/21 (d)	2,620,000	2,613,450
	Frontier Communications Corp.
	8.25%, due 4/15/17	5,000,000	5,787,500
	9.25%, due 7/1/21	13,800,000	16,284,000
	GCI, Inc.
	6.75%, due 6/1/21	4,855,000	4,709,350
	8.625%, due 11/15/19	22,581,000	23,879,407
	Hughes Satellite Systems Corp.
	6.50%, due 6/15/19	18,430,000	20,365,150
	7.625%, due 6/15/21	22,995,000	26,329,275
	Inmarsat Finance PLC 7.375%, due 12/1/17 (d)	948,000	1,019,100
	Intelsat Jackson Holdings S.A.
	6.625%, due 12/15/22 (d)	10,095,000	10,259,044
	7.25%, due 4/1/19	15,530,000	16,655,925
	7.25%, due 10/15/20 (d)	21,420,000	22,919,400
	7.50%, due 4/1/21	13,280,000	14,408,800
	Intelsat Luxembourg S.A. 11.25%, due 2/4/17	16,215,000	17,187,900
	NII Capital Corp.
	7.625%, due 4/1/21	30,525,000	23,962,125
	8.875%, due 12/15/19	6,681,000	5,612,040
	Sable International Finance, Ltd.
	7.75%, due 2/15/17 (d)	30,273,000	32,165,062
	8.75%, due 2/1/20 (d)	9,650,000	10,952,750
	Satmex Escrow S.A. de C.V. 9.50%, due 5/15/17	23,276,000	24,207,040
	SBA Telecommunications, Inc.
	5.75%, due 7/15/20 (d)	27,640,000	29,022,000
	8.25%, due 8/15/19	9,721,000	10,814,613
	Sprint Capital Corp.
	6.875%, due 11/15/28	53,423,000	53,957,230
	8.75%, due 3/15/32	4,378,000	5,166,040
	Sprint Nextel Corp.
	6.00%, due 11/15/22	26,620,000	26,753,100
	9.125%, due 3/1/17	11,835,000	13,906,125
	9.25%, due 4/15/22	13,690,000	16,564,900
	tw Telecom Holdings, Inc. 5.375%, due 10/1/22	3,035,000	3,186,750
	Virgin Media Finance PLC 8.375%, due 10/15/19	15,258,000	17,260,613
			532,072,804
	Transportation 1.1%
	Florida East Coast Holdings Corp. 10.50%, due 8/1/17 (e)	3,795,034	3,899,397
	Florida East Coast Railway Corp. 8.125%, due 2/1/17	41,319,000	44,314,628
	KAR Holdings, Inc. 4.313%, due 5/1/14 (f)	11,780,000	11,794,843
	Syncreon Global Ireland, Ltd. / Syncreon Global Finance US, Inc. 9.50%, due 5/1/18 (d)	37,370,000	39,238,500
			99,247,368
	Trucking & Leasing 0.5%
	NESCO LLC / NESCO Holdings Corp. 11.75%, due 4/15/17 (d)	17,155,000	18,698,950
	TRAC Intermodal LLC / TRAC Intermodal Corp. 11.00%, due 8/15/19 (d)	25,970,000	27,528,200
			46,227,150
	Total Corporate Bonds (Cost $7,320,332,757)		7,860,091,704

	Loan Assignments & Participations 2.6% (i)
	Aerospace & Defense 0.3%
	Transdigm, Inc.
	Add-On Term Loan B2 4.00%, due 2/14/17	1,496,228	1,509,944
	New Term Loan B 4.00%, due 2/14/17	19,798,106	19,956,491
			21,466,435
	Auto Manufacturers 0.3%
	Chrysler Group LLC Term Loan B 6.00%, due 5/24/17	23,322,418	23,803,443

	Auto Parts & Equipment 0.0%‡
	Allison Transmission, Inc. Non Extended Term Loan B1 2.71%, due 8/7/14	3,451,438	3,457,910

	Finance 0.3%
	BATS Global Markets, Inc. Term Loan 7.00%, due 12/14/18	17,000,000	16,830,000
	Ocwen Financial Corp. Term Loan B 7.00%, due 9/1/16	5,956,299	5,971,189
			22,801,189
	Finance - Investment Banker/Broker 0.1%
	VFH Parent LLC Term Loan 7.50%, due 7/8/16	11,675,836	11,734,215

	Healthcare, Education & Childcare 0.2%
	Patheon, Inc. Term Loan 7.25%, due 12/6/18	14,239,313	14,435,103

	Lodging 0.8%
	Cannery Casino Resorts LLC
	New Term Loan B 6.00%, due 10/2/18	8,678,250	8,754,185
	New 2nd Lien Term Loan 10.00%, due 10/2/19	11,155,000	10,625,137
	Station Casinos, Inc.
	2012 Term Loan B2 4.202%, due 6/17/16	47,898,107	47,059,890
	Term Loan B 5.50%, due 9/27/19	5,436,375	5,511,125
			71,950,337
	Media 0.0%‡
	Nielsen Finance LLC Class A Term Loan 2.208%, due 8/9/13	2,296,186	2,299,057

	Metal Fabricate & Hardware 0.2%
	Neenah Corp. Exit Term Loan 11.00%, due 1/29/15 (a)(b)	18,321,000	18,321,000

	Mining 0.1%
	Novelis, Inc. Term Loan 4.00%, due 3/10/17	9,874,078	9,987,215

	Miscellaneous - Manufacturing 0.3%
	FGI Operating Co. LLC Term Loan 5.50%, due 4/19/19	21,772,870	21,609,574

	Total Loan Assignments & Participations (Cost $214,530,753)		221,865,478

	Yankee Bonds 0.8% (j)
	Forest Products & Paper 0.5%
	Smurfit Kappa Treasury Funding Ltd. 7.50%, due 11/20/25	37,630,000	40,170,025

	Insurance 0.2%
	Fairfax Financial Holdings, Ltd.
	7.375%, due 4/15/18	9,497,000	10,826,580
	7.75%, due 7/15/37	4,810,000	5,467,479
	8.30%, due 4/15/26	5,395,000	6,253,582
			22,547,641
	Mining 0.1%
	Thompson Creek Metals Co., Inc. 9.75%, due 12/1/17	5,135,000	5,648,500

	Total Yankee Bonds (Cost $56,207,586)		68,366,166
	Total Long-Term Bonds (Cost $7,634,306,609)		8,196,223,696

		Shares	Value
	Common Stocks 0.9%
	Coal 0.0%‡
	Upstate NY Power Producers (a)(b)(c)(h)	51,473	875,041

	Entertainment 0.0%‡
	Affinity Gaming LLC (c)	275,000	3,403,125

	Lodging 0.0%‡
	Majestic Star Casino LLC Membership Units (a)(b)(c)	446,020	892,040

	Media 0.0%‡
	Adelphia Contingent Value Vehicle (a)(b)(c)(h)	15,507,390	155,074

	Metal Fabricate & Hardware 0.1%
	Neenah Enterprises, Inc. (a)(b)(h)	717,799	6,395,589

	Mining 0.3%
	Goldcorp, Inc.	745,700	26,315,753

	Oil & Gas 0.5%
¤	Concho Resources, Inc. (h)	151,800	13,847,196
	Continental Resources, Inc. (h)	162,950	13,544,404
	Whiting Petroleum Corp. (h)	270,309	12,861,302
			40,252,902
	Total Common Stocks (Cost $80,623,104)		78,289,524

	Preferred Stock 0.1%
	Savings & Loans 0.1%
	GMAC Capital Trust I 8.125%	414,600	11,057,382

	Total Preferred Stock (Cost $10,172,918)		11,057,382

		Number of Warrants	Value
	Warrants 0.0%‡
	Food 0.0%‡
	ASG Corp.
	Expires 5/15/18 (a)(c)(h)	12,510	375,300

	Media 0.0%‡
	ION Media Networks, Inc.
	Second Lien Expires 12/18/16 (a)(b)(c)(h)	1,141	12
	Unsecured Debt Expires 12/18/39 (a)(b)(c)(h)	1,126	11
			23
	Total Warrants (Cost $3,435)		375,323

		Principal Amount	Value
	Short-Term Investment 3.6%
	Repurchase Agreement 3.6%
	State Street Bank and Trust Co. 0.01%, dated 1/31/13 due 2/1/13 Proceeds at Maturity $315,533,983 (Collateralized by Government Agency securities with rates between 2.00% and 2.12% and maturity dates between 11/7/22 and 1/30/23, with a Principal Amount of $325,065,000 and a Market Value of $321,846,173)	$315,533,895	315,533,895

	Total Short-Term Investment (Cost $315,533,895)		315,533,895

	Total Investments (Cost $8,040,639,961) (k)	98.6%	8,601,479,820
	Other Assets, Less Liabilities	1.4	120,123,307
	Net Assets	100.0%	$8,721,603,127

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Illiquid security. The total market value of these securities as of January 31, 2013 is $107,057,023, which represents 1.2% of the Fund's net assets.
(b)	Fair valued security. The total market value of these securities as of January 31, 2013 is $91,732,234, which represents 1.1% of the Fund's net assets.
(c)	Restricted security.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(f)	Floating rate - Rate shown is the rate in effect as of January 31, 2013.
(g)	Issue in default.
(h)	Non-income producing security.
(i)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the rate(s) in effect as of January 31, 2013.
(j)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(k)	As of January 31, 2013, cost is $8,050,283,526 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$596,017,367
Gross unrealized depreciation	(44,821,073)
Net unrealized appreciation	$551,196,294

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds (b)	$—	$40,821,915	$5,078,433		$45,900,348
Corporate Bonds (c)	—	7,800,076,670	60,015,034		7,860,091,704
Loan Assignments & Participations (d)	—	180,743,289	41,122,189	(e)	221,865,478
Yankee Bonds	—	68,366,166	—		68,366,166
Total Long-Term Bonds	—	8,090,008,040	106,215,656		8,196,223,696
Common Stocks (f)	69,971,780	—	8,317,744		78,289,524
Preferred Stock	11,057,382	—	—		11,057,382
Warrants (g)	375,300	—	23		375,323
Short-Term Investment
Repurchase Agreement	—	315,533,895	—		315,533,895
Total Investments in Securities	$81,404,462	$8,405,541,935	$114,533,423		$8,601,479,820

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The Level 3 securities valued at $5,072,279 and $6,154 are held in Coal and Internet within the Convertible Bonds section of the Portfolio of Investments.
(c)	The Level 3 securities valued at $23,166, $423,680, $35,512,688, and $24,055,500 are held in Auto Parts & Equipment, Commercial Services, Entertainment, and Food, respectively, within the Corporate Bonds section of the Portfolio of Investments.
(d)	The Level 3 security valued at $18,321,000 is held in Metal Fabricate & Hardware within the Loan Assignments & Participations section of the Portfolio of Investments.
(e)	Includes $16,830,000 and $5,971,189 of Level 3 securities which represents a Loan Assignment & Participation whose value was obtained from an independent pricing service which utilized a single broker quote to determine such value with significant unobservable inputs.
(f)	The Level 3 securities valued at $875,041, $892,040, $155,074 and $6,395,589 are held in Coal, Lodging, Media and Metal Fabricate & Hardware, respectively, within the Common Stocks section of the Portfolio of Investments.
(g)	The Level 3 securities valued at $23 are held in Media within the Warrants section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

During the period ended January 31, 2013, a loan participation and assignment with a total value of $10,961,154 transferred from Level 3 to Level 2. The transfer occurred as a result of the loan being valued by an independent pricing service utilizing the average of multiple quotations. The valuation of the loan was obtained from the independent pricing service utilizing a single broker quote with significant unobservable inputs as of October 31, 2012.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases		Sales		Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of January 31, 2013
Long-Term Bonds
Convertible Bonds
Coal	$4,644,000	$-	$-	$84,279	$344,000	(a)	$-		$-	$-	$5,072,279	$84,279
Internet	6,154	-	-	-	-		-		-	-	6,154	-
Corporate Bonds
Auto Parts & Equipment	23,166	-	-	-	-		-		-	-	23,166	-
Commercial Services	423,680	-	-	-	-		-		-	-	423,680	-
Electric	1,584,413	(453)	(239,981)	453	-		(1,344,432	)(b)	-	-	-
Entertainment	601,972	7,226	13,624	17,413	35,000,000		(127,547	)(b)	-	-	35,512,688	(7,226)
Food	24,114,750	-	-	(59,250)	-		-		-	-	24,055,500	(59,250)
Insurance	33,264	-	(11,138,510)	11,105,246	-		-		-	-	-
Loan Assignments & Participations
Apparel	10,897,400	3,860	409,893	(413,753)	-		(10,897,400	)(b)	-	-	-
Finance	9,311,347	12,402	49,322	800,802	21,852,624		(9,225,308	)(b)	-	-	22,801,189	(93,281)
Lodging	10,820,350	5,377	-	135,427	-				-	(10,961,154)	-
Metal, Fabricate & Hardware	18,367,500	-	-	-			(46,500	)(b)	-	-	18,321,000	-
Common Stocks
Coal	875,041	-	-		-		-		-	-	875,041
Lodging	892,040	-	-		-		-		-	-	892,040	-
Media	155,074	-	-	-	-		-		-	-	155,074	-
Metal, Fabricate & Hardware	4,263,726	-	-	2,131,863	-		-		-	-	6,395,589	2,131,863
Warrants
Media	23	-	-	-	-		-		-	-	23	-
Total	$87,013,900	$28,412	$(10,905,652)	$13,802,480	$57,196,624		$(21,641,187)		$-	$(10,961,154)	$114,533,423	$2,056,385

(a) Purchases include paid-in-kind interest.

(b) Sales include principal reductions.

High Yield Coporate Bond Portfolio

As of January 31, 2013, the Fund held the following restricted securities:

Security	Date(s) of Acquisition	Principal Amount/ Number of Warrants/ Shares	Cost		1/31/2013 Value	Percent of Net Assets
Adelphia Contingent Value Vehicle
Common Stock	4/2/02-5/29/02	15,507,390	$5,770,382		$155,074	0.0	%‡
Affinity Gaming LLC
Common Stock	1/24/13	275,000	3,093,750		3,403,125	0.0	‡
ASG Corp.
Warrant Expires 5/15/18	4/30/10	12,510	-		375,300	0.0	‡
At Home Corp.
Convertible Bond 4.75%, due 12/31/49	5/29/01	$61,533,853	0	(a)	6,154	0.0	‡
ION Media Networks, Inc.
Warrant, Unsecured Debt, Expires 12/18/39	12/20/10	1,126	-		11	0.0	‡
Warrant, Second Lien, Expires 12/18/16	3/12/10	1,141	3,435		12	0.0	‡
Lear Corp. (Escrow Shares)
Corporate Bond 8.75%, due 12/1/16	11/18/09	$15,444,000	-		23,166	0.0	‡
Quebecor World, Inc. (Litigation Recovery Trust— Escrow Shares)
Corporate Bond 6.50%	1/23/08	$460,000	-		7,360	0.0	‡
Corporate Bond 9.75%	1/23/08	$26,020,000	-		416,320	0.0	‡
Majestic Star Casino LLC Membership Units
Common Stock	12/1/11	446,020	892,040		892,040	0.0	‡
Somerset Cayuga Holding Co., Inc. (PIK)
Convertible Bond 20.00%, due 6/15/17	6/29/12	$3,757,244	3,784,000		5,072,279	0.1
Sterling Entertainment Enterprise, LLC
Corporate Bond 9.75%, due 12/31/19	12/21/12	$35,000,000	35,000,000		35,000,000	0.4
Upstate NY Power Producers
Common Stock	5/11/99-2/28/11	$51,473	875,042		875,041	0.0	‡
Total			$49,418,649		$46,225,882	0.5%

‡ Less than one-tenth of a percent.

(a) Less than one dollar.

MainStay Income Builder Fund

Portfolio of Investments  January 31, 2013 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 44.9%†
	Asset-Backed Securities 1.9%
	Home Equity 1.8%
	Ameriquest Mortgage Securities, Inc. Series 2003-8, Class AF5 5.14%, due 10/25/33 (a)(b)	$153,345	$152,451
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 0.264%, due 10/25/36 (b)(c)	520,762	422,078
	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-2, Class 1A5 6.333%, due 4/25/32 (a)(b)	241,287	246,846
	CIT Group Home Equity Loan Trust Series 2003-1, Class A4 3.93%, due 3/20/32 (a)(b)	56,272	57,636
	Citifinancial Mortgage Securities, Inc. Series 2003-3, Class AF5 5.053%, due 8/25/33 (a)(b)	235,170	233,078
	Citigroup Mortgage Loan Trust Series 2007-AHL2, Class A3A 0.274%, due 5/25/37 (b)(c)	1,517,136	1,145,350
	Countrywide Asset-Backed Certificates Series 2003-5, Class AF5 5.883%, due 2/25/34 (a)(b)	485,496	507,242
	Equity One ABS, Inc.
	Series 2003-4, Class AF6 4.833%, due 10/25/34 (a)(b)	294,889	299,686
	Series 2003-3, Class AF4 5.495%, due 12/25/33 (a)(b)	413,825	403,090
	GSAA Home Equity Trust Series 2006-14, Class A1 0.254%, due 9/25/36 (c)	6,795,113	3,341,653
	HSI Asset Securitization Corp. Trust Series 2007-NC1, Class A1 0.304%, due 4/25/37 (b)(c)	412,805	360,105
	JP Morgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF1 0.304%, due 3/25/47 (b)(c)	1,227,603	1,071,110
	Master Asset Backed Securities Trust Series 2006-HE4, Class A1 0.254%, due 11/25/36 (b)(c)	893,877	407,859
	Merrill Lynch Mortgage Investors Trust Series 2007-MLN1, Class A2A 0.314%, due 3/25/37 (b)(c)	3,936,557	2,672,249
	RAMP Trust
	Series 2003-RZ5, Class A7 4.97%, due 9/25/33 (a)	161,947	166,698
	Series 2003-RS7, Class AI6 5.34%, due 8/25/33 (c)	98,948	97,223
	RASC Trust Series 2002-KS2, Class AI6 6.228%, due 4/25/32 (b)(c)	113,656	117,219
	Saxon Asset Securities Trust Series 2003-1, Class AF5 5.455%, due 6/25/33 (a)(b)	96,707	101,470
	Soundview Home Equity Loan Trust Series 2006-EQ2, Class A2 0.314%, due 1/25/37 (b)(c)	1,576,351	974,031
	Specialty Underwriting & Residential Finance Series 2006-BC4, Class A2B 0.314%, due 9/25/37 (b)(c)	1,121,990	945,027
	Terwin Mortgage Trust Series 2005-14HE, Class AF2 4.849%, due 8/25/36 (a)(b)	122,795	124,815
			13,846,916
	Student Loans 0.1%
	Keycorp Student Loan Trust Series 2000-A, Class A2 0.632%, due 5/25/29 (c)	1,167,956	1,075,208

	Total Asset-Backed Securities (Cost $15,798,209)		14,922,124

	Corporate Bonds 37.8%
	Aerospace & Defense 0.3%
	B/E Aerospace, Inc. 6.875%, due 10/1/20	1,805,000	1,994,525

	Agriculture 0.0%‡
	Lorillard Tobacco Co. 8.125%, due 6/23/19	255,000	325,081

	Airlines 1.2%
	Continental Airlines, Inc.
	Series A 7.25%, due 11/10/19	1,954,773	2,267,537
	7.875%, due 7/2/18	1,394,197	1,449,965
	U.S. Airways Group, Inc. Series A 6.25%, due 4/22/23	1,354,745	1,476,672
	U.S. Airways, Inc. Class A Class A Series 2012-1, Pass Through Trust 5.90%, due 10/1/24	2,455,000	2,700,500
	UAL 2009-1 Pass-Through Trust 10.40%, due 11/1/16	1,058,546	1,227,914
			9,122,588
	Auto Manufacturers 0.8%
	Chrysler Group LLC / CG Co-Issuer, Inc. 8.25%, due 6/15/21	2,100,000	2,331,000
	Ford Motor Co.
	6.625%, due 10/1/28	1,500,000	1,733,212
	7.45%, due 7/16/31	450,000	573,750
	8.90%, due 1/15/32	215,000	287,563
	Navistar International Corp. 8.25%, due 11/1/21	1,525,000	1,498,313
			6,423,838
	Auto Parts & Equipment 0.5%
	Continental Rubber of America Corp. 4.50%, due 9/15/19 (d)	2,200,000	2,255,000
	Goodyear Tire & Rubber Co. (The) 8.25%, due 8/15/20	1,200,000	1,317,000
			3,572,000
	Banks 3.7%
	AgriBank FCB 9.125%, due 7/15/19	300,000	401,436
	Banco Santander Mexico S.A. Institucion De Banca Multiple Grupo Financiero Santand 4.125%, due 11/9/22 (d)	2,260,000	2,282,600
	Bank of America Corp.
	5.625%, due 7/1/20	1,200,000	1,391,768
	6.50%, due 8/1/16	135,000	156,095
	7.625%, due 6/1/19	1,015,000	1,290,694
	8.00%, due 12/31/49 (c)	1,500,000	1,690,785
	Bank of America NA 6.00%, due 10/15/36	765,000	925,530
	BBVA Bancomer S.A. 6.75%, due 9/30/22 (d)	1,985,000	2,312,525
	CIT Group, Inc.
	4.25%, due 8/15/17	100,000	103,500
	5.00%, due 5/15/17	1,745,000	1,862,787
	Citigroup, Inc.
	6.875%, due 6/1/25	1,715,000	2,164,985
	8.50%, due 5/22/19	85,000	113,357
	Discover Bank 8.70%, due 11/18/19	1,064,000	1,398,405
	Fifth Third Bancorp 6.25%, due 5/1/13	255,000	258,462
	Goldman Sachs Group, Inc. (The) 3.625%, due 1/22/23	3,045,000	3,039,918
	HSBC Holdings PLC 5.10%, due 4/5/21	115,000	132,959
	JPMorgan Chase & Co. 7.90%, due 12/31/49 (c)	3,300,000	3,796,320
	LBG Capital No.1 PLC 8.00%, due 12/31/49 (c)(d)	1,550,000	1,649,383
	Morgan Stanley 4.875%, due 11/1/22	1,125,000	1,152,973
	Royal Bank of Scotland Group PLC 6.40%, due 10/21/19	800,000	953,888
	Wells Fargo & Co. 7.98%, due 12/31/49 (c)	1,200,000	1,380,000
			28,458,370
	Building Materials 1.3%
	Desarrolladora Homex S.A.B. de C.V. 9.50%, due 12/11/19 (d)	1,650,000	1,699,500
	Urbi Desarrollos Urbanos S.A.B. de C.V. 9.50%, due 1/21/20 (d)	1,700,000	1,411,000
¤	USG Corp.
	6.30%, due 11/15/16	4,695,000	4,941,487
	9.75%, due 1/15/18	1,330,000	1,556,100
			9,608,087
	Chemicals 0.7%
	Dow Chemical Co. (The)
	4.125%, due 11/15/21	1,605,000	1,733,062
	8.55%, due 5/15/19	225,000	303,433
	Hexion U.S. Finance Corp. 6.625%, due 4/15/20	1,735,000	1,708,975
	Rockwood Specialties Group, Inc. 4.625%, due 10/15/20	1,525,000	1,557,406
			5,302,876
	Coal 0.1%
	Alpha Natural Resources, Inc.
	6.00%, due 6/1/19	1,100,000	990,000
	6.25%, due 6/1/21	110,000	98,450
			1,088,450
	Commercial Services 1.0%
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 8.25%, due 1/15/19	2,640,000	2,923,800
	HDTFS, Inc. 5.875%, due 10/15/20 (d)	450,000	478,125
	Hertz Corp. (The) 7.375%, due 1/15/21	2,000,000	2,220,000
	Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares) 9.75% (d)(e)(f)(g)	110,000	1,760
	United Rentals North America, Inc. 8.375%, due 9/15/20	1,625,000	1,791,562
			7,415,247
	Computers 0.6%
	NCR Corp. 5.00%, due 7/15/22 (d)	2,730,000	2,764,125
	SunGard Data Systems, Inc.
	6.625%, due 11/1/19 (d)	1,100,000	1,135,750
	7.375%, due 11/15/18	700,000	743,750
	7.625%, due 11/15/20	200,000	218,000
			4,861,625
	Cosmetics & Personal Care 0.3%
	Albea Beauty Holdings S.A. 8.375%, due 11/1/19 (d)	1,850,000	1,956,375

	Diversified Financial Services 0.3%
	Alterra Finance LLC 6.25%, due 9/30/20	200,000	227,396
	GE Capital Trust II 5.50%, due 9/15/67 (c)	€640,000	864,474
	General Electric Capital Corp. 6.50%, due 9/15/67 (c)	£760,000	1,253,468
			2,345,338
	Electric 1.2%
	Abu Dhabi National Energy Co. 3.625%, due 1/12/23 (d)	$2,200,000	2,189,000
	Allegheny Energy Supply Co. LLC 5.75%, due 10/15/19 (d)	305,000	342,488
	CMS Energy Corp.
	5.05%, due 3/15/22	735,000	819,083
	6.25%, due 2/1/20	195,000	230,176
	Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10.00%, due 12/1/20	1,563,000	1,793,542
	Great Plains Energy, Inc. 5.292%, due 6/15/22 (a)	1,130,000	1,259,354
	Puget Energy, Inc. 5.625%, due 7/15/22	815,000	879,932
	Wisconsin Energy Corp. 6.25%, due 5/15/67 (c)	1,554,717	1,690,755
			9,204,330
	Entertainment 0.2%
	Mohegan Tribal Gaming Authority 10.50%, due 12/15/16 (d)	1,370,000	1,366,575
	Pinnacle Entertainment, Inc. 8.625%, due 8/1/17	120,000	128,400
			1,494,975
	Finance - Auto Loans 0.3%
	Banque PSA Finance S.A. 5.75%, due 4/4/21 (d)	1,800,000	1,799,258
	Ford Motor Credit Co. LLC 5.875%, due 8/2/21	350,000	397,800
			2,197,058
	Finance - Consumer Loans 0.8%
	HSBC Finance Capital Trust IX 5.911%, due 11/30/35 (c)	2,400,000	2,436,000
	SLM Corp. 6.25%, due 1/25/16	1,700,000	1,870,522
	Springleaf Finance Corp. 6.90%, due 12/15/17	1,765,000	1,681,604
			5,988,126
	Finance - Credit Card 0.4%
	American Express Co. 6.80%, due 9/1/66 (c)	1,600,000	1,700,000
	Discover Financial Services 3.85%, due 11/21/22 (d)	1,491,000	1,514,695
			3,214,695
	Finance - Investment Banker/Broker 0.1%
	Jefferies Group, Inc. 5.125%, due 1/20/23	722,000	740,566

	Finance - Mortgage Loan/Banker 0.2%
	Countrywide Financial Corp. 6.25%, due 5/15/16	1,200,000	1,328,975

	Finance - Other Services 0.3%
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp. 8.00%, due 1/15/18	2,085,000	2,233,556

	Food 1.2%
	Grupo Bimbo S.A.B. de C.V. 4.50%, due 1/25/22 (d)	1,640,000	1,780,463
	JBS Finance II, Ltd. 8.25%, due 1/29/18 (d)	675,000	729,000
	JBS USA LLC / JBS USA Finance, Inc. 8.25%, due 2/1/20 (d)	480,000	516,000
	Minerva Luxembourg S.A. 7.75%, due 1/31/23 (d)	2,500,000	2,562,500
	Smithfield Foods, Inc. 7.75%, due 7/1/17	1,500,000	1,736,250
	Virgolino de Oliveira Finance, Ltd. 11.75%, due 2/9/22 (d)	1,700,000	1,797,750
			9,121,963
	Forest Products & Paper 0.2%
	Boise Paper Holdings LLC / Boise Co-Issuer Co. 8.00%, due 4/1/20	1,400,000	1,550,500

	Gas 0.1%
	Southern Union Co. 7.60%, due 2/1/24	650,000	817,694

	Health Care - Products 0.4%
	Alere, Inc. 7.25%, due 7/1/18 (d)	1,850,000	1,924,000
	Kinetic Concepts, Inc. / KCI U.S.A., Inc. 10.50%, due 11/1/18 (d)	1,300,000	1,391,000
			3,315,000
	Health Care - Services 0.8%
	CHS / Community Health Systems, Inc. 5.125%, due 8/15/18	1,775,000	1,868,188
	CIGNA Corp. 4.375%, due 12/15/20	270,000	298,707
	Fresenius Medical Care U.S. Finance II, Inc. 5.875%, due 1/31/22 (d)	1,985,000	2,168,612
	HCA, Inc. 8.00%, due 10/1/18	1,825,000	2,126,125
			6,461,632
	Holding Company - Diversified 0.0%‡
	Hutchison Whampoa International, Ltd. 7.625%, due 4/9/19 (d)	215,000	272,179

	Home Builders 1.8%
	Beazer Homes USA, Inc.
	6.875%, due 7/15/15	1,825,000	1,850,094
	7.25%, due 2/1/23 (d)	1,475,000	1,486,062
	K Hovnanian Enterprises, Inc. 7.25%, due 10/15/20 (d)	5,435,000	5,978,500
	MDC Holdings, Inc. 5.625%, due 2/1/20	2,750,000	3,067,108
	Shea Homes, L.P. / Shea Homes Funding Corp. 8.625%, due 5/15/19	1,300,000	1,456,000
			13,837,764
	Household Products & Wares 0.3%
	Mead Products LLC / ACCO Brands Corp. 6.75%, due 4/30/20 (d)	2,119,000	2,251,438
	Reynolds Group Issuer, Inc. 9.875%, due 8/15/19	260,000	284,050
			2,535,488
	Insurance 3.3%
	Allstate Corp. (The) 6.50%, due 5/15/57 (c)	3,790,000	4,084,104
	American International Group, Inc.
	4.875%, due 3/15/67 (c)	€1,300,000	1,615,104
	Series A2 5.75%, due 3/15/67 (c)	£700,000	1,043,588
	Chubb Corp. (The) 6.375%, due 3/29/67 (c)	$1,660,000	1,805,250
	Hartford Financial Services Group, Inc. 6.10%, due 10/1/41	4,100,000	4,752,097
	Hartford Life, Inc. 7.65%, due 6/15/27	355,000	449,068
	Liberty Mutual Group, Inc.
	7.80%, due 3/15/37 (d)	1,760,000	1,997,600
	10.75%, due 6/15/58 (c)(d)	750,000	1,140,000
	Oil Insurance, Ltd. 3.293%, due 12/31/49 (c)(d)	1,320,000	1,138,777
	Pacific Life Insurance Co. 7.90%, due 12/30/23 (d)	2,575,000	3,250,080
	Progressive Corp. (The) 6.70%, due 6/15/37 (c)	3,700,000	4,014,500
			25,290,168
	Investment Company 0.3%
	CDP Financial, Inc. 4.40%, due 11/25/19 (d)	2,300,000	2,631,897

	Iron & Steel 0.7%
	AK Steel Corp. 8.75%, due 12/1/18 (d)	1,900,000	2,061,500
	Cliffs Natural Resources, Inc.
	3.95%, due 1/15/18	745,000	756,255
	5.90%, due 3/15/20	1,085,000	1,157,132
	Vale S.A. 5.625%, due 9/11/42	1,545,000	1,574,339
			5,549,226
	Lodging 2.0%
	Caesars Entertainment Operating Co., Inc. 10.00%, due 12/15/18	1,800,000	1,226,250
	Harrah's Operating Co., Inc. 11.25%, due 6/1/17	240,000	256,800
¤	MGM Resorts International
	6.75%, due 10/1/20 (d)	8,531,000	8,957,550
	8.625%, due 2/1/19	80,000	91,200
	Starwood Hotels & Resorts Worldwide, Inc.
	6.75%, due 5/15/18	265,000	320,905
	7.15%, due 12/1/19	1,900,000	2,385,482
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
	7.75%, due 8/15/20	1,500,000	1,691,250
	7.875%, due 11/1/17	240,000	259,200
			15,188,637
	Media 1.0%
	CC Holdings GS V LLC 2.381%, due 12/15/17 (d)	2,140,000	2,143,794
	Clear Channel Communications, Inc.
	5.50%, due 12/15/16	335,000	221,100
	6.875%, due 6/15/18	2,070,000	1,381,725
	DISH DBS Corp. 7.125%, due 2/1/16	1,400,000	1,561,000
	NBC Universal Media LLC 5.15%, due 4/30/20	160,000	186,347
	Time Warner Cable, Inc.
	8.25%, due 2/14/14	340,000	365,951
	8.75%, due 2/14/19	800,000	1,068,404
	Time Warner, Inc. 7.70%, due 5/1/32	300,000	412,457
			7,340,778
	Mining 1.2%
	Aleris International, Inc. 7.875%, due 11/1/20	1,900,000	2,014,000
	Anglo American Capital PLC 9.375%, due 4/8/19 (d)	250,000	329,896
	Century Aluminum Co. 8.00%, due 5/15/14	1,313,000	1,326,130
	FMG Resources August 2006 Pty, Ltd. 8.25%, due 11/1/19 (d)	2,000,000	2,145,000
	Rio Tinto Finance USA, Ltd. 9.00%, due 5/1/19	1,300,000	1,804,182
	Vedanta Resources PLC 8.25%, due 6/7/21 (d)	1,690,000	1,943,500
			9,562,708
	Miscellaneous - Manufacturing 0.5%
	Amsted Industries, Inc. 8.125%, due 3/15/18 (d)	3,500,000	3,736,250
	Siemens Financieringsmaatschappij N.V. 6.125%, due 8/17/26 (d)	300,000	386,601
			4,122,851
	Office & Business Equipment 0.0%‡
	Xerox Corp. 4.25%, due 2/15/15	300,000	315,922

	Oil & Gas 3.2%
	Berry Petroleum Co. 6.375%, due 9/15/22	1,490,000	1,568,225
	Chesapeake Energy Corp. 6.625%, due 8/15/20	2,350,000	2,579,125
	ENI S.p.A. 4.15%, due 10/1/20 (d)	1,825,000	1,867,121
	EP Energy LLC / EP Energy Finance, Inc. 9.375%, due 5/1/20	1,850,000	2,072,000
	Gazprom OAO Via Gaz Capital S.A. 4.95%, due 7/19/22 (d)	1,460,000	1,529,350
¤	Linn Energy LLC / Linn Energy Finance Corp. 8.625%, due 4/15/20	6,190,000	6,824,475
	OGX Austria GmbH 8.50%, due 6/1/18 (d)	1,345,000	1,254,212
	Plains Exploration & Production Co. 6.125%, due 6/15/19	1,700,000	1,874,250
	Samson Investment Co. 9.75%, due 2/15/20 (d)	1,820,000	1,936,025
	Swift Energy Co. 7.875%, due 3/1/22	1,875,000	1,968,750
	TNK-BP Finance S.A. 7.25%, due 2/2/20 (d)	1,270,000	1,533,525
			25,007,058
	Oil & Gas Services 0.2%
	Hornbeck Offshore Services, Inc. 5.875%, due 4/1/20	1,700,000	1,785,000

	Pipelines 1.8%
	Access Midstream Partners, L.P. / ACMP Finance Corp. 4.875%, due 5/15/23	690,000	686,550
	Atlas Pipeline Partners, L.P. / Atlas Pipeline Finance Corp. 6.625%, due 10/1/20 (d)	1,850,000	1,942,500
	Energy Transfer Partners, L.P. 4.65%, due 6/1/21	1,455,000	1,567,754
	MarkWest Energy Partners, L.P. / MarkWest Energy Finance Corp.
	5.50%, due 2/15/23	1,975,000	2,083,625
	6.25%, due 6/15/22	140,000	151,900
	ONEOK, Inc. 6.00%, due 6/15/35	350,000	383,597
	Plains All American Pipeline, L.P. / PAA Finance Corp. 5.00%, due 2/1/21	1,450,000	1,658,520
	Regency Energy Partners, L.P. / Regency Energy Finance Corp. 6.875%, due 12/1/18	1,265,000	1,369,362
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp. 5.25%, due 5/1/23 (d)	1,990,000	2,069,600
	Williams Cos., Inc. (The) 3.70%, due 1/15/23	1,900,000	1,871,110
			13,784,518
	Real Estate Investment Trusts 0.1%
	Health Care REIT, Inc. 4.70%, due 9/15/17	290,000	323,751
	ProLogis, L.P. 7.375%, due 10/30/19	195,000	245,153
			568,904
	Retail 0.6%
	AmeriGas Finance LLC / AmeriGas Finance Corp.
	6.75%, due 5/20/20	740,000	802,900
	7.00%, due 5/20/22	1,400,000	1,533,000
	CVS Caremark Corp. 5.789%, due 1/10/26 (d)(f)	250,652	282,923
	Macy's Retail Holdings, Inc. 3.875%, due 1/15/22	1,750,000	1,811,476
	Wal-Mart Stores, Inc. 6.75%, due 10/15/23	314,000	424,286
			4,854,585
	Semiconductors 0.2%
	Freescale Semiconductor, Inc. 9.25%, due 4/15/18 (d)	1,600,000	1,760,000

	Software 0.8%
	Fidelity National Information Services, Inc. 7.875%, due 7/15/20	1,485,000	1,679,906
	First Data Corp.
	7.375%, due 6/15/19 (d)	2,535,000	2,668,087
	8.875%, due 8/15/20 (d)	1,635,000	1,810,763
			6,158,756
	Special Purpose Entity 0.2%
	Swiss Re Capital I, L.P. 6.854%, due 12/31/49 (c)(d)	1,350,000	1,434,375

	Telecommunications 2.0%
¤	CommScope, Inc. 8.25%, due 1/15/19 (d)	6,785,000	7,412,612
	Hughes Satellite Systems Corp. 7.625%, due 6/15/21	1,200,000	1,374,000
	SBA Tower Trust 4.254%, due 4/15/15 (d)	2,650,000	2,813,688
	Sprint Nextel Corp. 6.00%, due 11/15/22	1,900,000	1,909,500
	Windstream Corp. 6.375%, due 8/1/23 (d)	1,550,000	1,553,875
			15,063,675
	Transportation 0.6%
	CHC Helicopter S.A. 9.25%, due 10/15/20	2,130,000	2,279,100
	Hapag-Lloyd A.G. 9.75%, due 10/15/17 (d)	375,000	385,313
	PHI, Inc. 8.625%, due 10/15/18	1,475,000	1,613,281
			4,277,694
	Total Corporate Bonds (Cost $273,605,880)		291,485,653

	Foreign Bonds 0.4%
	Banks 0.2%
	Canada Square Operations PLC 7.50%, due 12/31/49 (c)	£1,035,000	1,630,745

	Packaging & Containers 0.2%
	Rexam PLC 6.75%, due 6/29/67 (c)	€1,250,000	1,777,192

	Total Foreign Bonds (Cost $3,297,243)		3,407,937

	Foreign Government Bonds 0.7%
	Banks 0.3%
	Barclays Bank PLC Series Reg S 10.00%, due 5/21/21	£1,186,000	2,465,807

	Foreign Sovereign 0.4%
	Portugal Obrigacoes do Tesouro OT Series Reg S 4.95%, due 10/25/23	€1,910,000	2,349,983
	Republic of Venezuela 6.00%, due 12/9/20	$309,000	265,740
			2,615,723
	Total Foreign Government Bonds (Cost $3,556,068)		5,081,530

	Loan Assignments & Participations 1.0% (h)
	Aerospace & Defense 0.3%
	U.S. Airways Group, Inc. Term Loan 2.702%, due 3/21/14	1,944,444	1,928,646

	Automobile 0.4%
	Allison Transmission, Inc. Extended Term Loan B2 3.71%, due 8/7/17	2,861,649	2,875,957

	Media 0.2%
	Clear Channel Communications, Inc. Term Loan B 3.852%, due 1/29/16	1,964,135	1,701,738

	Metals & Mining 0.1%
	FMG America Finance, Inc. Term Loan 5.25%, due 10/18/17	1,097,250	1,110,966

	Total Loan Assignments & Participations (Cost $7,650,002)		7,617,307

	Mortgage-Backed Securities 1.4%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.3%
	Banc of America Commercial Mortgage, Inc. Series 2007-2, Class A4 5.634%, due 4/10/49 (i)	400,000	463,549
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.434%, due 12/25/36 (c)(d)(e)	281,821	223,294
	Bear Stearns Commercial Mortgage Securities
	Series 2006-PW12, Class AAB 5.687%, due 9/11/38 (i)	167,849	169,429
	Series 2007-PW16, Class A4 5.717%, due 6/11/40 (i)	400,000	467,766
	Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4 6.063%, due 12/10/49 (i)	200,000	238,224
	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1, Class AM 5.219%, due 7/15/44 (i)	1,000,000	1,103,121
	Commercial Mortgage Pass-Through Certificates Series 2006-C8, Class AAB 5.291%, due 12/10/46	395,693	406,044
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (d)	860,000	1,019,220
	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2004-C3, Class A5 4.878%, due 1/15/42	510,000	543,043
	Series 2007-CB20, Class A3 5.819%, due 2/12/51	500,000	519,530
	Series 2007-LD12, Class A3 5.93%, due 2/15/51 (i)	500,000	529,539
	LB-UBS Commercial Mortgage Trust
	Series 2006-C7, Class A3 5.347%, due 11/15/38	500,000	568,613
	Series 2007-C6, Class AAB 5.855%, due 7/15/40	446,166	475,703
	Series 2007-C6, Class A3 5.933%, due 7/15/40	500,000	526,491
	Merrill Lynch / Countrywide Commercial Mortgage Trust Series 2007-8, Class A2 5.899%, due 8/12/49 (i)	424,095	440,833
	Morgan Stanley Capital I, Inc.
	Series 2007-IQ14, Class AAB 5.654%, due 4/15/49 (c)	435,540	469,244
	Series 2006-HQ9, Class AM 5.773%, due 7/12/44 (c)	500,000	564,410
	Timberstar Trust Series 2006-1, Class A 5.668%, due 10/15/36 (d)	280,000	320,238
	Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class AM 5.339%, due 11/15/48	500,000	562,866
	WaMu Mortgage Pass-Through Certificates Series 2006-AR14, Class 1A1 2.415%, due 11/25/36 (i)	768,617	648,311
			10,259,468
	Residential Mortgage (Collateralized Mortgage Obligation) 0.1%
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.62%, due 2/25/42 (c)(d)(e)	667,071	555,754

	Total Mortgage-Backed Securities (Cost $9,879,318)		10,815,222

	U.S. Government & Federal Agencies 1.5%
	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.1%
	6.50%, due 11/1/16	16,659	17,807
	6.50%, due 2/1/27	200	226
	6.50%, due 5/1/29	36,675	42,734
	6.50%, due 6/1/29	16,192	18,399
	6.50%, due 7/1/29	67,547	78,519
	6.50%, due 8/1/29	33,023	38,468
	6.50%, due 9/1/29	2,270	2,645
	6.50%, due 6/1/32	10,811	12,494
	6.50%, due 1/1/37	9,213	10,457
	7.00%, due 3/1/26	314	370
	7.00%, due 9/1/26	10,799	12,752
	7.00%, due 10/1/26	7	7
	7.00%, due 7/1/32	30,423	35,897
	7.50%, due 1/1/16	1,944	2,058
	7.50%, due 5/1/32	9,640	11,746
			284,579
	Federal National Mortgage Association (Mortgage Pass-Through Securities) 0.0%‡
	4.50%, due 7/1/20	7,756	8,344
	4.50%, due 3/1/21	16,374	17,615
	6.00%, due 4/1/19	2,461	2,686
	7.00%, due 10/1/37	2,660	3,034
	7.00%, due 11/1/37	28,684	33,971
	7.50%, due 10/1/15	14,015	14,881
			80,531
	Government National Mortgage Association (Mortgage Pass-Through Securities) 0.0%‡
	5.00%, due 12/15/37	11,807	12,845
	5.50%, due 9/15/35	40,792	44,810
	6.50%, due 4/15/29	156	183
	6.50%, due 5/15/29	451	528
	6.50%, due 8/15/29	29	33
	6.50%, due 10/15/31	6,192	7,141
	7.00%, due 9/15/23	972	1,130
	7.00%, due 7/15/25	1,834	2,156
	7.00%, due 12/15/25	4,387	5,156
	7.00%, due 11/15/27	14,050	16,659
	7.00%, due 12/15/27	62,665	74,299
	7.00%, due 6/15/28	4,649	5,532
	7.50%, due 3/15/26	3,465	3,475
	7.50%, due 6/15/26	498	594
	7.50%, due 10/15/30	28,380	32,901
	8.00%, due 8/15/26	1,936	2,003
	8.00%, due 9/15/26	151	154
	8.00%, due 10/15/26	12,964	15,632
	8.50%, due 11/15/26	22,939	23,615
			248,846
¤	United States Treasury Bonds 1.1%
	2.75%, due 8/15/42	7,895,000	7,270,805
	3.00%, due 5/15/42	854,000	830,515
	4.375%, due 5/15/40	475,000	593,008
			8,694,328
	United States Treasury Notes 0.3%
	0.25%, due 12/15/15	1,435,000	1,429,171
	1.25%, due 3/15/14	235,000	237,772
	1.625%, due 11/15/22	295,000	285,597
	3.625%, due 8/15/19	385,000	442,901
			2,395,441
	Total U.S. Government & Federal Agencies (Cost $12,141,328)		11,703,725

	Yankee Bond 0.2% (j)
	Banks 0.2%
	Royal Bank of Scotland Group PLC 6.125%, due 12/15/22	1,250,000	1,287,125

	Total Yankee Bond (Cost $1,256,433)		1,287,125

	Total Long-Term Bonds (Cost $327,184,481)		346,320,623

		Shares	Value
	Common Stocks 48.1%
	Aerospace & Defense 1.1%
	BAE Systems PLC	818,950	4,410,911
	Lockheed Martin Corp.	50,200	4,360,874
			8,771,785
	Agriculture 3.8%
	Altria Group, Inc.	174,898	5,890,565
	British American Tobacco PLC	60,947	3,173,412
	Imperial Tobacco Group PLC	149,800	5,571,317
	Lorillard, Inc.	112,620	4,400,063
	Philip Morris International, Inc.	58,163	5,127,650
	Reynolds American, Inc.	108,570	4,774,908
			28,937,915
	Auto Manufacturers 0.9%
	Daimler A.G.	90,150	5,248,147
	Ford Motor Co.	125,000	1,618,750
			6,866,897
	Banks 0.8%
	CIT Group, Inc. (g)	28,100	1,190,035
	Citigroup, Inc.	41,000	1,728,560
	Westpac Banking Corp.	108,506	3,172,726
			6,091,321
	Beverages 1.5%
	Anheuser-Busch InBev N.V.	30,497	2,646,026
	Coca-Cola Co. (The)	53,020	1,974,465
	Coca-Cola Enterprises, Inc.	64,800	2,259,576
	Diageo PLC, Sponsored ADR	22,950	2,737,935
	PepsiCo., Inc.	28,850	2,101,722
			11,719,724
	Building Materials 0.1%
	U.S. Concrete, Inc. (e)(g)	83,147	989,449

	Chemicals 1.5%
¤	BASF S.E.	61,144	6,198,376
	Bayer A.G.	27,450	2,708,903
	E.I. du Pont de Nemours & Co.	60,816	2,885,719
			11,792,998
	Commercial Services 0.5%
	Automatic Data Processing, Inc.	36,500	2,164,085
	R.R. Donnelley & Sons Co.	207,750	1,911,300
			4,075,385
	Computers 0.2%
	Diebold, Inc.	57,795	1,701,485

	Distribution & Wholesale 0.3%
	Genuine Parts Co.	35,000	2,381,050

	Electric 4.8%
	CMS Energy Corp.	116,100	2,983,770
	Dominion Resources, Inc.	51,050	2,762,315
	Duke Energy Corp.	88,623	6,091,945
	Integrys Energy Group, Inc.	49,130	2,686,920
	PPL Corp.	154,500	4,679,805
	SCANA Corp.	45,058	2,109,165
	Southern Co. (The)	84,750	3,748,492
	SSE PLC	194,700	4,381,790
	TECO Energy, Inc.	217,400	3,863,198
	Terna S.p.A.	886,250	3,735,202
			37,042,602
	Electrical Components & Equipment 0.4%
	Emerson Electric Co.	51,523	2,949,692

	Electronics 0.4%
	Honeywell International, Inc.	42,700	2,913,848

	Engineering & Construction 0.6%
	Vinci S.A.	83,895	4,274,574

	Entertainment 0.3%
	Regal Entertainment Group Class A	178,090	2,658,884

	Environmental Controls 0.5%
	Waste Management, Inc.	108,650	3,952,687

	Finance - Other Services 0.5%
	CME Group, Inc.	65,650	3,797,196

	Food 1.3%
	H.J. Heinz Co.	32,850	1,991,695
	Nestle S.A. Registered	56,605	3,974,572
	Unilever PLC	54,500	2,218,838
	WM Morrison Supermarkets PLC	427,450	1,701,619
			9,886,724
	Food Services 0.3%
	Compass Group PLC	171,400	2,076,861

	Gas 1.4%
	National Grid PLC	520,200	5,705,133
	NiSource, Inc.	81,941	2,214,865
	Vectren Corp.	82,400	2,600,544
			10,520,542
	Household Products & Wares 1.2%
	Kimberly-Clark Corp.	68,445	6,126,512
	Reckitt Benckiser Group PLC	47,000	3,132,255
			9,258,767
	Insurance 2.1%
	Arthur J. Gallagher & Co.	104,300	3,853,885
	Muenchener Rueckversicherungs-Gesellschaft A.G. Registered	29,630	5,445,352
	SCOR SE	165,250	4,756,784
	Travelers Cos., Inc. (The)	29,850	2,342,031
			16,398,052
	Investment Company 0.0%‡
	BGP Holdings PLC (e)(f)(g)	20,068	3

	Machinery - Diversified 0.3%
	Deere & Co.	21,900	2,059,914

	Media 2.3%
	Comcast Corp. Class A	113,300	4,161,509
	Dex One Corp. (g)	2,323	4,019
¤	Pearson PLC	325,550	6,164,888
	Shaw Communications, Inc.	171,700	4,017,925
	Time Warner, Inc.	65,900	3,329,268
			17,677,609
	Miscellaneous - Manufacturing 0.4%
	Orkla ASA	323,800	2,856,937

	Oil & Gas 2.9%
	ConocoPhillips	62,050	3,598,900
	Diamond Offshore Drilling, Inc.	77,900	5,849,511
	ExxonMobil Corp.	22,555	2,029,274
	Royal Dutch Shell PLC, ADR	81,100	5,719,172
	Total S.A.	96,568	5,235,626
			22,432,483
	Pharmaceuticals 4.5%
	AbbVie, Inc.	106,200	3,896,478
	AstraZeneca PLC, Sponsored ADR	92,900	4,475,922
	Bristol-Myers Squibb Co.	74,885	2,706,344
	GlaxoSmithKline PLC	208,500	4,779,994
	Johnson & Johnson	38,817	2,869,353
	Merck & Co., Inc.	64,609	2,794,339
	Novartis A.G.	58,600	3,992,308
	Roche Holding A.G., Genusscheine	24,700	5,466,271
	Sanofi	35,000	3,415,005
			34,396,014
	Pipelines 1.5%
	Enterprise Products Partners, L.P.	54,500	3,088,515
	Kinder Morgan Energy Partners, L.P.	45,500	4,044,950
	MarkWest Energy Partners, L.P.	40,150	2,217,083
	Spectra Energy Corp.	73,200	2,033,496
			11,384,044
	Real Estate Investment Trusts 0.4%
	Health Care REIT, Inc.	45,550	2,862,362

	Retail 0.5%
	McDonald's Corp.	40,342	3,844,189

	Semiconductors 1.3%
	KLA-Tencor Corp.	57,750	3,171,053
	Microchip Technology, Inc.	127,250	4,256,512
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	168,250	2,984,755
			10,412,320
	Software 0.6%
	Microsoft Corp.	100,423	2,758,620
	Oracle Corp.	53,853	1,912,320
			4,670,940
	Telecommunications 7.1%
	AT&T, Inc.	121,477	4,226,185
¤	BCE, Inc.	162,650	7,225,809
	CenturyLink, Inc.	132,851	5,373,823
	Deutsche Telekom A.G.	369,950	4,547,991
	Philippine Long Distance Telephone Co., Sponsored ADR	32,550	2,241,719
	Rogers Communications, Inc. Class B	75,950	3,529,459
¤	Swisscom A.G.	15,020	6,659,601
	Telstra Corp., Ltd.	1,005,350	4,822,542
	Verizon Communications, Inc.	130,674	5,698,693
	Vivendi S.A.	184,323	3,951,825
¤	Vodafone Group PLC	2,361,827	6,446,621
			54,724,268
	Toys, Games & Hobbies 0.5%
	Mattel, Inc.	110,100	4,143,063

	Transportation 0.6%
	Deutsche Post A.G. Registered	83,950	1,971,412
	FirstGroup PLC	940,450	2,893,614
			4,865,026
	Water 0.7%
	United Utilities Group PLC	496,350	5,762,385

	Total Common Stocks (Cost $306,043,323)		371,149,995

	Preferred Stock 0.3%
	Insurance 0.3%
	MetLife, Inc. 6.50%	88,650	2,263,235

	Total Preferred Stock (Cost $2,097,666)		2,263,235

		Number of Warrants	Value
	Warrants 0.0%‡
	Media 0.0%‡
	ION Media Networks, Inc.
	Second Lien Expires 12/12/39 (e)(f)(g)(k)	6	0	(l)
	Unsecured Debt Expires 12/31/49 (e)(f)(g)(k)	6	0	(l)

	Total Warrants (Cost $21)		0	(l)

		Principal Amount	Value
	Short-Term Investment 5.6%
	Repurchase Agreement 5.6%
	State Street Bank and Trust Co. 0.01%, dated 1/31/13 due 2/1/13 Proceeds at Maturity $43,506,835 (Collateralized by Government Agency securities with a rate of 2.11% and a maturity date of 11/7/22, with a Principal Amount of $44,690,000 and a Market Value of $44,378,198)	$43,506,823	43,506,823

	Total Short-Term Investment (Cost $43,506,823)		43,506,823

	Total Investments (Cost $678,832,314) (o)	98.9%	763,240,676
	Other Assets, Less Liabilities	1.1	8,290,202
	Net Assets	100.0%	$771,530,878

		Contracts Long	Unrealized Appreciation (Depreciation) (m)
	Futures Contracts 0.9%
	Standard & Poor's 500 Index Mini March 2013 (n)	1,670	$6,299,509

	Total Futures Contracts Long (Settlement Value $124,690,550)		6,299,509

		Contracts Short

	United States Treasury Notes March 2013 (5 Year) (n)	(457)	341,607

	Total Futures Contracts Short (Settlement Value $56,546,609)		341,607

	Total Futures Contracts (Settlement Value $68,143,941)		$6,641,116

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Step coupon. Rate shown is the rate in effect as of January 31, 2013.
(b)	Subprime mortgage investment and other asset-backed securities. The total market value of these securities as of January 31, 2013 is $10,241,342, which represents 1.3% of the Fund's net assets.
(c)	Floating rate - Rate shown is the rate in effect as of January 31, 2013.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Illiquid security. The total market value of these securities as of January 31, 2013 is $1,770,260, which represents 0.2% of the Fund's net assets.
(f)	Fair valued security. The total market value of these securities as of January 31, 2013 is $284,686, which represents less than one-tenth of a percent of the Fund's net assets.
(g)	Non-income producing security.
(h)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the rate(s) in effect as of January 31, 2013.
(i)	Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect as of January 31, 2013.
(j)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(k)	Restricted security.
(l)	Less than one dollar.
(m)	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2013.
(n)	As of January 31, 2013, cash in the amount of $6,096,350 is on deposit with the broker for futures transactions.
(o)	As of January 31, 2013, cost is $677,383,921 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$94,580,964
Gross unrealized depreciation	(8,724,209)
Net unrealized appreciation	$85,856,755

-The following abbreviations are used in the above portfolio:
€	-Euro
ADR	-American Depositary Receipt.
£	-British Pound Sterling

As of January 31, 2013, the Fund held the following foreign currency forward contracts:

Foreign Currency Sale Contracts	Expiration Date	Counterparty	Contract Amount Sold		Contract Amount Purchased		Unrealized Appreciation (Depreciation)

Euro vs. U.S. Dollar	2/28/13	JPMorgan Chase Bank	EUR	32,624,000	USD	42,759,951	USD	(1,543,098)
Pound Sterling vs. U.S. Dollar	2/28/13	JPMorgan Chase Bank	GBP	19,679,000		31,675,712		469,034
Net unrealized appreciation (depreciation) on foreign currency forward contracts							USD	(1,074,064)

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$14,922,124	$—		$14,922,124
Corporate Bonds (b)	—	291,200,970	284,683		291,485,653
Foreign Bonds	—	3,407,937	—		3,407,937
Foreign Government Bonds	—	5,081,530	—		5,081,530
Loan Assignments & Participations	—	7,617,307	—		7,617,307
Mortgage-Backed Securities	—	10,815,222	—		10,815,222
U.S. Government & Federal Agencies	—	11,703,725	—		11,703,725
Yankee Bond	—	1,287,125	—		1,287,125
Total Long-Term Bonds	—	346,035,940	284,683		346,320,623
Common Stocks (c)	371,149,992	—	3		371,149,995
Preferred Stock	2,263,235	—	—		2,263,235
Warrants (d)	—	—	0	(d)	0	(d)
Short-Term Investment
Repurchase Agreement	—	43,506,823	—		43,506,823
Total Investments in Securities	373,413,227	389,542,763	284,686		763,240,676
Other Financial Instruments
Foreign Currency Forward Contracts (e)	—	469,034	—		469,034
Futures Contracts Long (e)	6,299,509	—	—		6,299,509
Futures Contracts Short (e)	341,607	—	—		341,607
Total Other Financial Instruments	6,641,116	469,034	—		7,110,150
Total Investments in Securities and Other Financial Instruments	$380,054,343	$390,011,797	$284,686		$770,350,826

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (e)	$—	$(1,543,098)	$—	$(1,543,098)
Total Other Financial Instruments	$—	$(1,543,098)	$—	$(1,543,098)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The Level 3 securities valued at $1,760 and $282,923 are held in Commercial Services and Retail, respectively, within the Corporate Bonds section of the Portfolio of Investments.
(c)	The Level 3 security valued at $3 is held in Investment Company within the Common Stocks section of the Portfolio of Investments.
(d)	The Level 3 securities valued at less than one dollar are held in Media within the Warrants section of the Portfolio of Investments.
(e)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2012		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2013		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2013
Long-Term Bonds
Corporate Bonds
Commercial Services	$1,760		$-	$-	$-		$-	$-	$-	$-	$1,760		$-
Retail	284,193		(66)	(65)	2,200		-	(3,339)	-	-	282,923		2,531
Mortgage-Backed Securities
Residential Mortgage (Collateralized Mortgage Obligation)	544,253		-	-	-		-	-	-	(544,253)	-		-
Common Stocks
Investment Company	3		-	-	0	(a)	-	-	-	-	3		-
Warrants
Media	0	(a)	-	-	-		-	-	-	-	0	(a)	-
Total	$830,209		$(66)	$(65)	$2,200		$-	$(3,339)	$-	$(544,253)	$284,686		$2,531

(a) Less than one dollar.

As of January 31, 2013, the Fund held the following restricted securities:

	Date(s) of	Number of		1/31/13		Percent of
Security	Acquisition	Warrants	Cost	Value		Net Assets
ION Media Networks, Inc.
Warrant, Second Lien, Expires 12/12/39	12/20/10	$6	$-	$0	(a)	0.0	%‡
Warrant, Unsecured Debt, Expires 12/31/49	3/12/10	6	21	0	(a)	0.0	‡
Total			$21	$0	(a)	0.0	%‡

‡ Less than one-tenth of a percent.

(a) Less than one dollar.

MainStay International Equity Fund

Portfolio of Investments January 31, 2013 (Unaudited)

		Shares	Value
	Common Stocks 97.4% †
	Australia 1.0%
	Computershare, Ltd. (IT Services)	297,979	$3,253,368

	Bermuda 1.1%
	Genpact, Ltd. (IT Services)	211,774	3,547,214

	Brazil 2.7%
	Cia. Hering (Specialty Retail)	277,500	5,278,680
	Cielo S.A. (IT Services)	117,600	3,326,001
			8,604,681
	Canada 4.0%
	IGM Financial, Inc. (Capital Markets)	74,700	3,257,921
	Open Text Corp. (Internet Software & Services) (a)	110,281	6,434,896
	Tim Hortons, Inc. (Hotels, Restaurants & Leisure)	61,900	3,103,689
			12,796,506
	China 3.4%
	Baidu, Inc., Sponsored ADR (Internet Software & Services) (a)	61,585	6,669,655
	China Shenhua Energy Co., Ltd. (Oil, Gas & Consumable Fuels)	1,005,200	4,335,552
			11,005,207
	Czech Republic 2.0%
	Komercni Banka A.S. (Commercial Banks)	31,085	6,279,466

	Denmark 5.0%
	Coloplast A/S Class B (Health Care Equipment & Supplies)	139,378	7,356,111
	FLSmidth & Co. A/S (Construction & Engineering)	139,112	8,635,795
			15,991,906
	France 7.6%
	Bureau Veritas S.A. (Professional Services)	61,230	7,333,616
	Dassault Systemes S.A. (Software)	59,083	6,568,655
¤	Essilor International S.A. (Health Care Equipment & Supplies)	101,093	10,307,167
			24,209,438
	Germany 14.2%
¤	Adidas A.G. (Textiles, Apparel & Luxury Goods)	140,675	13,074,542
	Brenntag A.G. (Trading Companies & Distributors)	41,576	5,924,630
	Fresenius Medical Care A.G. & Co. KGaA (Health Care Providers & Services)	135,460	9,551,366
¤	Linde A.G. (Chemicals)	57,274	10,451,843
	United Internet A.G. (Internet Software & Services)	154,216	3,585,883
	Wirecard A.G. (IT Services)	129,615	2,951,375
			45,539,639
	Hong Kong 2.1%
	Li & Fung, Ltd. (Distributors)	4,859,200	6,854,533

	India 1.2%
	Infosys, Ltd., Sponsored ADR (IT Services)	74,909	3,949,202

	Indonesia 1.0%
	Media Nusantara Citra Tbk PT (Media)	12,741,000	3,106,763

	Israel 6.0%
	Check Point Software Technologies, Ltd. (Software) (a)	165,957	8,297,850
¤	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (Pharmaceuticals)	284,127	10,793,985
			19,091,835

	Italy 1.0%
	DiaSorin S.p.A. (Health Care Equipment & Supplies)	86,697	3,379,663

	Japan 7.0%
¤	Daito Trust Construction Co., Ltd. (Real Estate Management & Development)	97,100	9,577,801
	FamilyMart Co., Ltd. (Food & Staples Retailing)	91,400	3,678,189
	Sysmex Corp. (Health Care Equipment & Supplies)	194,300	9,274,640
			22,530,630
	Spain 4.2%
¤	Grifols S.A. (Biotechnology) (a)	395,932	13,466,801

	Sweden 4.7%
¤	Svenska Handelsbanken AB Class A (Commercial Banks)	372,064	15,215,307

	Thailand 2.7%
	Kasikornbank PCL (Commercial Banks)	1,280,800	8,590,208

	United Kingdom 23.5%
	Aggreko PLC (Commercial Services & Supplies)	373,174	9,451,908
	Experian PLC (Professional Services)	458,418	7,859,421
¤	Intertek Group PLC (Professional Services)	221,245	10,909,313
	Johnson Matthey PLC (Chemicals)	208,968	7,506,737
¤	Petrofac, Ltd. (Energy Equipment & Services)	376,195	9,773,050
¤	SABMiller PLC (Beverages)	246,181	12,298,957
	Shire PLC (Pharmaceuticals)	173,759	5,823,043
	Standard Chartered PLC (Commercial Banks)	320,912	8,537,912
	Telecity Group PLC (Internet Software & Services)	226,301	3,039,996
			75,200,337
	United States 3.0%
	ResMed, Inc. (Health Care Equipment & Supplies)	216,637	9,488,701

	Total Common Stocks (Cost $265,417,086)		312,101,405
		Principal Amount	Value
	Short-Term Investment 0.8%
	Repurchase Agreement 0.8%
	United States 0.8%
	State Street Bank and Trust Co. 0.01%, dated 1/31/13 due 2/1/13 Proceeds at Maturity $2,356,487 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.00% and a maturity date of 1/30/23, with a Principal Amount of $2,475,000 and a Market Value of $2,407,358) (Capital Markets)	$2,356,486	2,356,486

	Total Short-Term Investment (Cost $2,356,486)		2,356,486

	Total Investments (Cost $267,773,572) (b)	98.2%	314,457,891
	Other Assets, Less Liabilities	1.8	5,907,001
	Net Assets	100.0%	$320,364,892

¤	Among the Fund's 10 largest holdings, as of January 31, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of January 31, 2013, cost is $268,838,330 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$55,991,426
Gross unrealized depreciation	(10,371,865)
Net unrealized appreciation	$45,619,561

-The following abbreviation is used in the above portfolio:
ADR	-American Depositary Receipt.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$312,101,405	$—	$—	$312,101,405
Short-Term Investment
Repurchase Agreement	—	2,356,486	—	2,356,486
Total Investments in Securities	$312,101,405	$2,356,486	$—	$314,457,891

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of October 31, 2012 and January 31, 2013 foreign equity securities were not fair valued, as a result there were no transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Large Cap Growth Fund

Portfolio of Investments January 31, 2013 (Unaudited)

		Shares	Value
	Common Stocks 98.3% †
	Aerospace & Defense 3.4%
	Precision Castparts Corp.	1,571,100	$288,139,740
	United Technologies Corp.	3,551,100	310,969,827
			599,109,567
	Airlines 0.5%
	Delta Air Lines, Inc. (a)	6,447,600	89,557,164

	Auto Components 1.3%
	BorgWarner, Inc. (a)	2,962,200	219,735,996

	Biotechnology 6.0%
	Amgen, Inc.	1,019,700	87,143,562
	Biogen Idec, Inc. (a)	2,283,000	356,330,640
	Celgene Corp. (a)	3,529,600	349,289,216
	Gilead Sciences, Inc. (a)	6,564,000	258,949,800
			1,051,713,218
	Capital Markets 3.0%
	BlackRock, Inc.	979,300	231,389,004
	Franklin Resources, Inc.	2,109,200	288,707,296
			520,096,300
	Chemicals 4.6%
	Ecolab, Inc.	3,701,800	268,010,320
¤	Monsanto Co.	5,326,222	539,812,600
			807,822,920
	Commercial Banks 1.0%
	Wells Fargo & Co.	4,864,200	169,420,086

	Communications Equipment 2.4%
¤	QUALCOMM, Inc.	6,487,100	428,343,213

	Computers & Peripherals 5.0%
¤	Apple, Inc.	1,570,835	715,216,884
	EMC Corp. (a)	6,650,300	163,663,883
			878,880,767
	Construction & Engineering 1.5%
	Fluor Corp.	3,938,500	255,332,955

	Diversified Financial Services 1.1%
	McGraw-Hill Cos., Inc. (The)	3,296,200	189,597,424

	Energy Equipment & Services 0.9%
	FMC Technologies, Inc. (a)	3,321,600	157,277,760

	Food & Staples Retailing 2.3%
	Costco Wholesale Corp.	1,681,100	172,043,774
	CVS Caremark Corp.	4,465,100	228,613,120
			400,656,894
	Health Care Equipment & Supplies 3.5%
	Covidien PLC	3,804,700	237,184,998
	Edwards Lifesciences Corp. (a)	980,300	88,158,379
	Intuitive Surgical, Inc. (a)	494,415	283,982,088
			609,325,465
	Health Care Providers & Services 3.8%
	Express Scripts Holding Co. (a)	4,444,300	237,414,506
	HCA Holdings, Inc.	4,411,900	166,108,035
	UnitedHealth Group, Inc.	4,681,000	258,438,010
			661,960,551
	Health Care Technology 1.4%
	Cerner Corp. (a)	2,937,700	242,507,135

	Hotels, Restaurants & Leisure 3.4%
	Las Vegas Sands Corp.	3,306,300	182,673,075
	Starbucks Corp.	5,053,900	283,624,868
	Yum! Brands, Inc.	2,012,300	130,678,762
			596,976,705
	Household Durables 0.9%
	Lennar Corp. Class A	3,970,800	164,947,032

	Industrial Conglomerates 3.1%
¤	Danaher Corp.	9,198,300	551,254,119

	Internet & Catalog Retail 5.3%
¤	Amazon.com, Inc. (a)	1,625,200	431,490,600
¤	Priceline.com, Inc. (a)	714,445	489,730,614
			921,221,214
	Internet Software & Services 7.7%
	Baidu, Inc., Sponsored ADR (a)	1,465,900	158,756,970
	eBay, Inc. (a)	5,909,800	330,535,114
	Facebook, Inc. Class A (a)	11,161,800	345,680,946
¤	Google, Inc. Class A (a)	683,075	516,192,947
			1,351,165,977
	IT Services 9.0%
¤	International Business Machines Corp.	2,591,550	526,266,058
	MasterCard, Inc. Class A	453,030	234,850,752
	Teradata Corp. (a)	2,586,000	172,382,760
¤	Visa, Inc. Class A	4,063,700	641,698,867
			1,575,198,437
	Media 3.5%
	CBS Corp. Class B	4,788,600	199,780,392
	News Corp. Class A	3,152,200	87,442,028
	Sirius XM Radio, Inc.	65,523,700	205,744,418
	Walt Disney Co. (The)	2,297,800	123,805,464
			616,772,302
	Multiline Retail 1.3%
	Dollar General Corp. (a)	4,938,600	228,262,092

	Oil, Gas & Consumable Fuels 2.6%
	Cabot Oil & Gas Corp.	2,728,300	143,999,674
	Range Resources Corp.	2,090,650	140,428,960
	Williams Cos., Inc. (The)	4,991,700	174,959,085
			459,387,719
	Personal Products 1.0%
	Estee Lauder Cos., Inc. (The) Class A	2,938,000	179,012,340

	Pharmaceuticals 2.0%
	Allergan, Inc.	1,560,400	163,857,604
	GlaxoSmithKline PLC, Sponsored ADR	3,747,600	170,928,036
	Zoetis, Inc. (a)	317,800	8,262,800
			343,048,440
	Real Estate Investment Trusts 1.3%
	American Tower Corp.	3,007,400	229,013,510

	Road & Rail 3.9%
¤	Union Pacific Corp.	5,186,800	681,856,728

	Semiconductors & Semiconductor Equipment 0.8%
	NXP Semiconductors N.V. (a)	4,515,500	135,419,845

	Software 3.0%
	Intuit, Inc.	1,785,800	111,398,204
	Salesforce.com, Inc. (a)	2,383,100	410,203,003
			521,601,207
	Specialty Retail 3.5%
	Home Depot, Inc. (The)	3,907,100	261,463,132
	Ross Stores, Inc.	3,077,600	183,732,720
	Ulta Salon Cosmetics & Fragrance, Inc.	1,635,700	160,004,174
			605,200,026
	Textiles, Apparel & Luxury Goods 1.9%
	Michael Kors Holdings, Ltd. (a)	1,239,300	69,561,909
	Ralph Lauren Corp.	1,560,400	259,775,392
			329,337,301
	Trading Companies & Distributors 1.1%
	W.W. Grainger, Inc.	882,400	192,204,368

	Wireless Telecommunication Services 1.3%
	SBA Communications Corp. Class A (a)	3,303,500	230,121,810

	Total Common Stocks (Cost $13,402,355,998)		17,193,338,587

		Principal Amount	Value
	Short-Term Investment 1.3%
	Repurchase Agreement 1.3%
	State Street Bank and Trust Co. 0.01%, dated 1/31/13 due 2/1/13 Proceeds at Maturity $234,853,002 (Collateralized by Government Agency securities with rates between 2.11% and 2.17% and a maturity date of 11/7/22, with a Principal Amount of $241,180,000 and a Market Value of $239,551,311)	$234,852,937	234,852,937

	Total Short-Term Investment (Cost $234,852,937)		234,852,937

	Total Investments (Cost $13,637,208,935) (b)	99.6%	17,428,191,524
	Other Assets, Less Liabilities	0.4	71,353,593
	Net Assets	100.0%	$17,499,545,117

¤	Among the Fund's 10 largest holdings, as of January 31, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of January 31, 2013, cost is $13,670,778,137 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$3,805,064,737
Gross unrealized depreciation	(47,651,350)
Net unrealized appreciation	$3,757,413,387

-The following abbreviation is used in the above portfolio:
ADR	-American Depositary Receipt.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$17,193,338,587	$—	$—	$17,193,338,587
Short-Term Investment
Repurchase Agreement	—	234,852,937	—	234,852,937
Total Investments in Securities	$17,193,338,587	$234,852,937	$—	$17,428,191,524

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay MAP Fund

Portfolio of Investments January 31, 2013 (Unaudited)

		Shares	Value
	Common Stocks 97.2% †
	Aerospace & Defense 3.3%
	Boeing Co. (The)	231,170	$17,076,528
	GenCorp, Inc. (a)	179,504	1,926,078
¤	Honeywell International, Inc.	583,202	39,797,704
	Northrop Grumman Corp.	54,228	3,526,989
	Orbital Sciences Corp. (a)	156,800	2,304,960
	Raytheon Co.	64,000	3,371,520
	United Technologies Corp.	23,650	2,071,031
			70,074,810
	Auto Components 2.0%
	Bridgestone Corp.	411,800	10,776,285
	Johnson Controls, Inc.	1,041,100	32,367,799
			43,144,084
	Automobiles 0.4%
	Nissan Motor Co., Ltd.	903,850	9,251,502

	Beverages 1.5%
	Coca-Cola Co. (The)	435,190	16,206,476
	PepsiCo., Inc.	210,172	15,311,030
			31,517,506
	Biotechnology 0.5%
	Alkermes PLC (a)	73,680	1,698,324
	Celgene Corp. (a)	85,500	8,461,080
			10,159,404
	Capital Markets 2.5%
	Ameriprise Financial, Inc.	95,625	6,341,850
	Bank of New York Mellon Corp. (The)	112,125	3,045,315
	BlackRock, Inc.	62,250	14,708,430
	Goldman Sachs Group, Inc. (The)	54,644	8,079,662
	ICG Group, Inc. (a)	46,609	559,308
	Jefferies Group, Inc.	185,569	3,698,390
	Legg Mason, Inc.	18,000	497,700
	State Street Corp.	324,234	18,043,622
			54,974,277
	Chemicals 3.2%
	Akzo Nobel N.V.	71,134	4,866,959
	E.I. du Pont de Nemours & Co.	367,000	17,414,150
¤	Monsanto Co.	439,269	44,519,913
	Mosaic Co. (The)	37,230	2,280,338
			69,081,360
	Commercial Banks 3.6%
	BB&T Corp.	453,200	13,722,896
	DBS Group Holdings, Ltd.	923,450	11,162,132
	DnB NOR ASA	580,250	8,114,939
	Lloyds Banking Group PLC (a)	11,137,950	9,125,630
	Popular, Inc. (a)	46,237	1,241,001
	U.S. Bancorp	320,000	10,592,000
	Wells Fargo & Co.	710,024	24,730,136
			78,688,734
	Commercial Services & Supplies 0.8%
	ADT Corp. (The)	86,594	4,113,215
	Covanta Holding Corp.	256,953	5,067,113
	Tyco International, Ltd.	173,189	5,235,504
	Waste Management, Inc.	56,700	2,062,746
			16,478,578
	Communications Equipment 1.5%
	Cisco Systems, Inc.	1,563,450	32,160,166
	Infinera Corp. (a)	129,151	920,847
			33,081,013
	Computers & Peripherals 1.8%
	Apple, Inc.	61,305	27,912,780
	Dell, Inc.	340,270	4,505,175
	SanDisk Corp. (a)	99,591	4,978,554
	STEC, Inc. (a)	149,157	754,734
			38,151,243
	Construction & Engineering 0.6%
	China Communications Construction Co., Ltd. Class H	6,064,800	6,185,699
	Jacobs Engineering Group, Inc. (a)	143,836	6,919,950
			13,105,649
	Consumer Finance 2.7%
	American Express Co.	395,350	23,250,533
	Capital One Financial Corp.	441,550	24,868,096
	Discover Financial Services	286,830	11,011,404
			59,130,033
	Diversified Consumer Services 0.3%
	Coinstar, Inc. (a)	137,072	6,974,223

	Diversified Financial Services 4.1%
	Bank of America Corp.	384,054	4,347,491
	Citigroup, Inc.	815,355	34,375,367
	CME Group, Inc.	116,240	6,723,321
¤	JPMorgan Chase & Co.	853,322	40,148,800
	Leucadia National Corp.	74,446	1,894,651
			87,489,630
	Diversified Telecommunication Services 1.5%
	AT&T, Inc.	314,900	10,955,371
	BCE, Inc.	112,500	4,997,250
	Nippon Telegraph & Telephone Corp.	334,200	13,997,332
	Verizon Communications, Inc.	48,800	2,128,168
			32,078,121
	Electric Utilities 1.1%
	Duke Energy Corp.	345,097	23,721,968

	Electrical Equipment 1.1%
	ABB, Ltd. (a)	570,700	12,241,156
	Rockwell Automation, Inc.	123,663	11,029,503
			23,270,659
	Electronic Equipment & Instruments 0.6%
	Corning, Inc.	195,550	2,346,600
	TE Connectivity, Ltd.	255,541	9,935,434
			12,282,034
	Energy Equipment & Services 1.9%
	Baker Hughes, Inc.	48,822	2,183,320
	Exterran Holdings, Inc. (a)	74,843	1,739,351
	Halliburton Co.	636,900	25,909,092
	Key Energy Services, Inc. (a)	160,455	1,304,499
	Schlumberger, Ltd.	98,494	7,687,457
	Weatherford International, Ltd. (a)	112,551	1,502,556
			40,326,275
	Food & Staples Retailing 1.5%
	CVS Caremark Corp.	227,426	11,644,211
	Wal-Mart Stores, Inc.	177,320	12,403,534
	Walgreen Co.	214,811	8,583,848
			32,631,593
	Food Products 0.5%
	Archer-Daniels-Midland Co.	97,963	2,794,884
	Bunge, Ltd.	57,690	4,595,586
	Kraft Foods Group, Inc.	20,733	958,279
	Mondelez International, Inc. Class A	62,200	1,728,538
			10,077,287
	Gas Utilities 0.3%
	AGL Resources, Inc.	28,708	1,199,994
	National Fuel Gas Co.	77,735	4,228,784
			5,428,778
	Health Care Equipment & Supplies 4.0%
	Abbott Laboratories	133,827	4,534,059
	Baxter International, Inc.	499,368	33,877,125
	Boston Scientific Corp. (a)	35,900	268,173
	CareFusion Corp. (a)	44,612	1,384,756
	Covidien PLC	616,369	38,424,443
	Medtronic, Inc.	184,966	8,619,416
			87,107,972
	Health Care Providers & Services 2.0%
	Aetna, Inc.	425,630	20,528,135
	Cardinal Health, Inc.	61,070	2,675,477
	Express Scripts Holding Co. (a)	48,700	2,601,554
	McKesson Corp.	163,850	17,241,935
	SunLink Health Systems, Inc. (a)	48,868	55,221
			43,102,322
	Hotels, Restaurants & Leisure 1.0%
	McDonald's Corp.	118,630	11,304,253
	Starwood Hotels & Resorts Worldwide, Inc.	177,391	10,893,581
			22,197,834
	Household Products 0.5%
	Colgate-Palmolive Co.	28,512	3,061,333
	Procter & Gamble Co. (The)	108,100	8,124,796
			11,186,129
	Independent Power Producers & Energy Traders 0.2%
	AES Corp. (The)	425,700	4,614,588

	Industrial Conglomerates 3.2%
	3M Co.	70,200	7,058,610
¤	General Electric Co.	2,332,783	51,974,405
	Siemens A.G.	98,800	10,844,745
			69,877,760
	Insurance 3.8%
	ACE, Ltd.	30,750	2,623,897
	Allstate Corp. (The)	174,709	7,669,725
	American International Group, Inc. (a)	85,945	3,251,299
	Aon PLC	99,640	5,753,214
	Berkshire Hathaway, Inc. Class B (a)	24,249	2,350,456
	Chubb Corp. (The)	80,456	6,461,421
	Marsh & McLennan Cos., Inc.	118,596	4,207,786
	MetLife, Inc.	203,811	7,610,303
	Tokio Marine Holdings, Inc.	353,100	10,437,195
	Travelers Cos., Inc. (The)	308,140	24,176,664
	W.R. Berkley Corp.	197,998	8,151,578
			82,693,538
	Internet & Catalog Retail 0.7%
	Liberty Interactive Corp. Class A (a)	550,690	11,707,669
	Liberty Ventures (a)	37,036	2,763,997
			14,471,666
	Internet Software & Services 2.7%
	eBay, Inc. (a)	427,415	23,905,321
	Google, Inc. Class A (a)	24,857	18,784,186
	Valueclick, Inc. (a)	21,700	444,199
	VeriSign, Inc. (a)	314,445	13,650,058
	Yahoo!, Inc. (a)	61,000	1,197,430
			57,981,194
	IT Services 1.0%
	Automatic Data Processing, Inc.	126,199	7,482,339
	International Business Machines Corp.	72,849	14,793,446
			22,275,785
	Machinery 1.6%
	Accuride Corp. (a)	31,899	119,940
	Caterpillar, Inc.	110,200	10,842,578
	Cummins, Inc.	142,150	16,323,085
	Pentair, Ltd.	41,555	2,106,007
	Vallourec S.A.	88,200	4,795,711
			34,187,321
	Media 7.8%
	Cablevision Systems Corp. Class A	374,873	5,488,141
	Comcast Corp. Class A	190,960	7,271,757
	DIRECTV (a)	29,685	1,518,091
	Liberty Media Corp. (a)	327,759	36,548,406
	Madison Square Garden Co. Class A (a)	205,921	10,712,010
	Sirius XM Radio, Inc.	556,700	1,748,038
	Starz - Liberty Capital (a)	327,759	5,224,479
	Time Warner Cable, Inc.	15,445	1,379,856
¤	Time Warner, Inc.	1,148,516	58,023,028
	Viacom, Inc. Class B	639,900	38,617,965
	Walt Disney Co. (The)	40,743	2,195,233
			168,727,004
	Metals & Mining 1.5%
	Barrick Gold Corp.	627,600	20,032,992
	ThyssenKrupp A.G. (a)	494,400	12,009,499
			32,042,491
	Multi-Utilities 0.1%
	Dominion Resources, Inc.	38,600	2,088,646

	Multiline Retail 0.3%
	J.C. Penney Co., Inc.	110,297	2,242,338
	Target Corp.	59,090	3,569,627
			5,811,965
	Office Electronics 0.0%‡
	Xerox Corp.	65,600	525,456

	Oil, Gas & Consumable Fuels 10.6%
	Anadarko Petroleum Corp.	143,164	11,455,983
	Apache Corp.	107,199	8,978,988
	Chesapeake Energy Corp.	194,124	3,917,422
	Chevron Corp.	77,329	8,904,434
	ConocoPhillips	148,476	8,611,608
	Devon Energy Corp.	195,321	11,170,408
	Encana Corp.	829,000	16,049,440
	ENI S.p.A.	602,450	15,124,952
	EOG Resources, Inc.	75,764	9,468,985
¤	ExxonMobil Corp.	436,300	39,253,911
	Hess Corp.	114,811	7,710,707
	Marathon Oil Corp.	768,649	25,834,293
	Marathon Petroleum Corp.	205,983	15,285,999
	Phillips 66	69,353	4,200,711
	Southwestern Energy Co. (a)	517,200	17,739,960
	Spectra Energy Corp.	530,400	14,734,512
	Total S.A.	116,000	6,289,171
	Williams Cos., Inc. (The)	127,681	4,475,219
			229,206,703
	Paper & Forest Products 0.1%
	MeadWestvaco Corp.	80,405	2,520,697

	Pharmaceuticals 8.6%
	AbbVie, Inc.	133,827	4,910,113
	Bayer A.G.	85,400	8,427,696
	Hospira, Inc. (a)	129,403	4,415,230
¤	Johnson & Johnson	589,150	43,549,968
	Merck & Co., Inc.	149,726	6,475,650
	Novartis A.G., ADR	234,800	15,924,136
	Novartis A.G.	171,150	11,660,129
¤	Pfizer, Inc.	2,239,000	61,079,920
	Sanofi	156,850	15,304,101
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	365,198	13,873,872
			185,620,815
	Real Estate Investment Trusts 1.1%
	HCP, Inc.	211,435	9,808,470
	UDR, Inc.	482,540	11,527,880
	Weyerhaeuser Co.	76,705	2,310,355
			23,646,705
	Real Estate Management & Development 0.5%
	Mitsubishi Estate Co., Ltd.	322,000	7,796,030
	St. Joe Co. (The) (a)	91,667	2,154,175
			9,950,205
	Road & Rail 0.7%
	Celadon Group, Inc.	109,974	2,178,585
	CSX Corp.	210,426	4,635,685
	Union Pacific Corp.	58,875	7,739,707
			14,553,977
	Semiconductors & Semiconductor Equipment 2.2%
	Intel Corp.	287,595	6,050,999
¤	Texas Instruments, Inc.	1,236,900	40,916,652
			46,967,651
	Software 2.1%
	Adobe Systems, Inc. (a)	486,600	18,408,078
	Electronic Arts, Inc. (a)	31,733	499,160
	Microsoft Corp.	605,233	16,625,750
	Oracle Corp.	111,758	3,968,527
	SAP A.G.	69,950	5,730,983
			45,232,498
	Specialty Retail 1.1%
	Home Depot, Inc. (The)	142,953	9,566,415
	Lowe's Cos., Inc.	393,412	15,024,404
			24,590,819
	Tobacco 0.1%
	Philip Morris International, Inc.	18,460	1,627,434

	Trading Companies & Distributors 0.6%
	Mitsubishi Corp.	570,650	12,031,420

	Wireless Telecommunication Services 1.8%
¤	Vodafone Group PLC, Sponsored ADR	1,445,100	39,480,132

	Total Common Stocks (Cost $1,663,585,419)		2,095,439,488

		Principal Amount	Value
	Long-Term Bonds 0.1%
	Convertible Bonds 0.1%
	Diversified Consumer Services 0.1%
	Coinstar, Inc. 4.00%, due 9/1/14	$900,000	1,234,125

	Oil, Gas & Consumable Fuels 0.0%‡
	Bill Barrett Corp. 5.00%, due 3/15/28	100,300	100,864

	Total Convertible Bonds (Cost $962,406)		1,334,989

	Total Long-Term Bonds (Cost $962,406)		1,334,989

	Short-Term Investment 2.5%
	Repurchase Agreement 2.5%
	State Street Bank and Trust Co. 0.01%, dated 1/31/13 due 2/1/13 Proceeds at Maturity $54,145,362 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.00% and a maturity date of 1/30/23, with a Principal Amount of $56,785,000 and a Market Value of $55,233,066)	54,145,347	54,145,347

	Total Short-Term Investment (Cost $54,145,347)		54,145,347

	Total Investments (Cost $1,718,693,172) (b)	99.8%	2,150,919,824
	Other Assets, Less Liabilities	0.2	4,385,218
	Net Assets	100.0%	$2,155,305,042

¤	Among the Fund's 10 largest holdings, as of January 31, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	As of January 31, 2013, cost is $1,731,376,624 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$472,549,181
Gross unrealized depreciation	(53,005,981)
Net unrealized appreciation	$419,543,200

The following abbreviation is used in the above portfolio:
ADR	-American Depositary Receipt.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$2,095,439,488	$—	$—	$2,095,439,488
Long-Term Bonds
Convertible Bonds	—	1,334,989	—	1,334,989
Short-Term Investment
Repurchase Agreement	—	54,145,347	—	54,145,347
Total Investments in Securities	$2,095,439,488	$55,480,336	$—	$2,150,919,824

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of October 31, 2012 and January 31, 2013 foreign equity securities were not fair valued, as a result there were no transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Money Market Fund

Portfolio of Investments January 31, 2013 (Unaudited)

	Principal Amount	Amortized Cost
Short-Term Investments 99.9%†
Asset-Backed Commercial Paper 2.7%
Straight-A Funding LLC
0.17%, due 2/5/13 (a)(b)	$5,643,000	$5,642,893
0.18%, due 2/4/13 (a)(b)	5,685,000	5,684,915
		11,327,808
Certificates of Deposit 6.1%
Bank of Montreal 0.16%, due 2/27/13	9,485,000	9,485,000
Royal Bank of Canada 0.35%, due 1/30/14 (c)	3,775,000	3,775,000
Toronto-Dominion Bank (The) 0.313%, due 2/4/13 (c)	4,265,000	4,265,000
Toronto-Dominion Holdings U.S.A., Inc.
0.21%, due 7/2/13 (a)(c)	3,730,000	3,730,000
0.302%, due 10/21/13 (c)	3,835,000	3,835,000
		25,090,000
Financial Company Commercial Paper 25.8%
American Honda Finance Corp.
0.13%, due 3/25/13 (b)	1,890,000	1,889,645
0.15%, due 2/7/13 (b)	5,670,000	5,669,858
Bank of Nova Scotia
0.17%, due 2/20/13 (b)	5,700,000	5,699,489
0.17%, due 2/27/13 (b)	3,750,000	3,749,540
0.185%, due 2/11/13 (b)	2,000,000	1,999,897
Caterpillar Financial Services Corp.
0.19%, due 3/4/13 (b)	5,645,000	5,644,076
0.20%, due 3/25/13 (b)	3,765,000	3,763,912
CPPIB Capital, Inc. 0.145%, due 2/1/13 (b)	7,110,000	7,110,000
JPMorgan Chase & Co.
0.326%, due 3/13/13 (b)	3,765,000	3,765,000
0.384%, due 1/16/14 (b)	3,800,000	3,800,000
Massachusetts Mutual Life Insurance Co. 0.16%, due 2/20/13 (a)(b)	9,505,000	9,504,197
National Australia Funding Delaware, Inc. 0.185%, due 2/19/13 (a)(b)	5,700,000	5,699,473
National Rural Utilities Cooperative Finance Corp.
0.13%, due 2/5/13 (b)	3,760,000	3,759,946
0.16%, due 2/19/13 (b)	3,285,000	3,284,737
PACCAR Financial Corp. 0.13%, due 2/13/13 (b)	9,380,000	9,379,594
Principal Life Insurance Co. 0.16%, due 2/1/13 (a)(b)	3,800,000	3,800,000
Private Export Funding Corp. 0.16%, due 3/28/13 (a)(b)	9,485,000	9,482,682
Royal Bank of Canada 0.12%, due 2/21/13 (b)	7,545,000	7,544,497
U.S. Bank NA 0.12%, due 2/21/13 (b)	5,665,000	5,665,000
Westpac Banking Corp. 0.56%, due 5/3/13 (a)(b)	5,545,000	5,545,000
		106,756,543
Government Agency Debt 3.5%
Federal Home Loan Bank
0.045%, due 2/1/13 (b)	5,590,000	5,590,000
0.07%, due 3/8/13 (b)	5,620,000	5,619,618
Federal National Mortgage Association 0.055%, due 2/20/13 (b)	3,295,000	3,294,904
		14,504,522
Other Commercial Paper 30.4%
Baker Hughes, Inc. 0.14%, due 3/28/13 (a)(b)	5,595,000	5,593,803
BP Capital Markets PLC 0.512%, due 2/8/13 (a)(b)	3,920,000	3,920,000
ConocoPhillips Qatar Funding Ltd. 0.16%, due 2/26/13 (a)(b)	3,608,000	3,607,599
Eli Lilly & Co. 0.11%, due 2/6/13 (a)(b)	3,732,000	3,731,943
Emerson Electric Co. 0.18%, due 3/22/13 (a)(b)	2,685,000	2,684,342
Florida Power & Light Co. 0.15%, due 2/5/13 (b)	9,500,000	9,499,842
Henkel of America, Inc. 0.12%, due 2/1/13 (a)(b)	9,370,000	9,370,000
Medtronic, Inc. 0.15%, due 2/28/13 (a)(b)	5,645,000	5,644,365
NSTAR Electric Co. 0.27%, due 2/6/13 (b)	9,445,000	9,444,646
Parker Hannifin Corp.
0.12%, due 2/19/13 (a)(b)	3,800,000	3,799,772
0.14%, due 3/1/13 (a)(b)	5,665,000	5,664,383
Procter & Gamble Co. (The) 0.12%, due 3/8/13 (a)(b)	8,210,000	8,209,042
Rockwell Collins, Inc. 0.13%, due 3/26/13 (a)(b)	5,660,000	5,658,917
Sanofi 0.15%, due 2/28/13 (a)(b)	11,300,000	11,298,729
Southern Co. Funding Corp. 0.20%, due 2/13/13 (a)(b)	5,665,000	5,664,622
St. Jude Medical, Inc. 0.20%, due 2/19/13 (a)(b)	9,400,000	9,399,060
Toyota Motor Credit Corp. 0.21%, due 2/6/13 (b)	3,535,000	3,534,897
UnitedHealth Group, Inc. 0.22%, due 3/18/13 (a)(b)	7,575,000	7,572,917
WGL Holdings, Inc. 0.22%, due 2/7/13 (a)(b)	2,084,000	2,083,923
Wisconsin Gas LLC 0.18%, due 2/13/13 (b)	9,485,000	9,484,431
		125,867,233
Other Notes 7.7%
American Honda Finance Corp. 0.34%, due 11/8/13 (a)(c)	3,805,000	3,805,000
CNH Equipment Trust Series 2012-B, Class A1 0.383%, due 7/12/13	503,488	503,488
Enterprise Fleet Financing LLC
Series 2012-2, Class A1 0.325%, due 9/20/13 (a)	2,112,626	2,112,626
Series 2012-1, Class A1 0.46%, due 5/20/13 (a)	353,931	353,931
Hyundai Auto Lease Securitization Trust Series 2012-A, Class A1 0.384%, due 6/17/13 (a)	77,865	77,865
John Deere Owner Trust Series 2012-B, Class A1 0.267%, due 9/16/13	974,031	974,031
MetLife Institutional Funding II
0.375%, due 1/10/14 (a)(c)	3,750,000	3,750,000
0.411%, due 9/12/13 (a)(c)	3,765,000	3,765,000
0.556%, due 4/3/13 (a)(c)	2,000,000	2,000,000
MMAF Equipment Finance LLC Series 2012-AA, Class A1 0.346%, due 7/10/13 (a)	187,258	187,258
National Rural Utilities Cooperative Finance Corp. 0.381%, due 2/18/14 (c)	3,800,000	3,800,000
Navistar Financial Corp. Owner Trust Series 2012-A, Class A1 0.432%, due 7/18/13 (a)	526,079	526,079
Northern Trust Corp. 5.50%, due 8/15/13	1,185,000	1,217,467
Procter & Gamble Co. (The) 0.21%, due 2/14/14 (c)	3,790,000	3,788,505
SMART Trust
Series 2013-1US, Class A1 0.23%, due 1/14/14	3,800,000	3,800,000
Series 2012-2USA, Class A1 0.424%, due 6/14/13 (a)	332,555	332,555
USAA Auto Owner Trust Series 2012-1, Class A1 0.23%, due 9/16/13	1,128,648	1,128,648
World Omni Automobile Lease Securitization Trust Series 2012-A, Class A1 0.328%, due 6/17/13	7,152	7,152
		32,129,605
Treasury Debt 11.8%
United States Treasury Notes
0.125%, due 8/31/13	3,630,000	3,627,969
0.125%, due 9/30/13	3,795,000	3,792,906
0.125%, due 12/31/13	3,790,000	3,788,310
0.25%, due 10/31/13	3,835,000	3,835,968
0.25%, due 11/30/13	3,800,000	3,800,798
0.25%, due 1/31/14	3,790,000	3,792,490
0.25%, due 2/28/14	3,795,000	3,797,809
0.375%, due 6/30/13	3,800,000	3,802,358
0.375%, due 7/31/13	3,590,000	3,593,243
0.50%, due 5/31/13	3,600,000	3,603,419
0.625%, due 2/28/13	6,000,000	6,002,080
0.625%, due 4/30/13	3,570,000	3,573,639
0.75%, due 3/31/13	2,000,000	2,001,756
		49,012,745
Treasury Repurchase Agreements 11.9%
Bank of America N.A. 0.13%, dated 1/31/13 due 2/1/13 Proceeds at Maturity $25,000,090 (Collateralized by a United States Treasury Note with a rate of 1.00% and a maturity date of 9/30/16, with a Principal Amount of $25,030,300 and a Market Value of $25,500,097)	25,000,000	25,000,000
Deutsche Bank Securities, Inc. 0.15%, dated 1/31/13 due 2/1/13 Proceeds at Maturity $24,348,101 (Collateralized by a United States Treasury Note with a rate of 0.25% and a maturity date of 1/31/15, with a Principal Amount of $24,846,700 and a Market Value of $24,835,022)	24,348,000	24,348,000
		49,348,000

Total Short-Term Investments (Amortized Cost $414,036,456) (d)	99.9%	414,036,456

Other Assets, Less Liabilities	0.1	526,732
Net Assets	100.0%	$414,563,188

†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Interest rate presented is yield to maturity.
(c)	Floating rate - Rate shown is the rate in effect as of January 31, 2013.
(d)	The amortized cost also represents the aggregate cost for federal income tax purposes.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Short-Term Investments
Asset-Backed Commercial Paper	$—	$11,327,808	$—	$11,327,808
Certificates of Deposit	—	25,090,000	—	25,090,000
Financial Company Commercial Paper	—	106,756,543	—	106,756,543
Government Agency Debt	—	14,504,522	—	14,504,522
Other Commercial Paper	—	125,867,233	—	125,867,233
Other Notes	—	32,129,605	—	32,129,605
Treasury Debt	—	49,012,745	—	49,012,745
Treasury Repurchase Agreements	—	49,348,000	—	49,348,000
Total Investments in Securities	$—	$414,036,456	$—	$414,036,456

(a) For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the year ended January 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Tax Free Bond Fund

Portfolio of Investments January 31, 2013 (Unaudited)

		Principal Amount	Value
	Municipal Bonds 100.9% †
	Alabama 0.6%
	Alabama Water Pollution Control Authority, Revenue Bonds Series B, Insured: AMBAC 4.125%, due 2/15/14	$1,550,000	$1,532,485
	Bessemer, Alabama Medical Clinic Board, Bessemer Carraway Medical Center, Revenue Bonds Series A, Insured: NATL-RE 5.875%, due 5/15/26	1,000,000	1,001,310
	Jefferson County, Alabama, Revenue Bonds Insured: FSA 5.50%, due 1/1/21	2,380,000	2,422,269
			4,956,064
	Arizona 0.2%
	Maricopa County Pollution Control Corp., Arizona Public Service Co., Revenue Bonds 0.12%, due 5/1/29 (a)	1,900,000	1,900,000

	California 21.0%
	Alum Rock Union Elementary School District, Election, Unlimited General Obligation Series A, Insured: GTY 5.00%, due 8/1/33	3,040,000	3,374,643
	Anaheim Public Financing Authority, Public Improvement Project, Revenue Bonds Series A-1, Insured: FGIC, NATL-RE 4.75%, due 9/1/33	11,100,000	11,947,929
	Anaheim, California, School District, Unlimited General Obligation Insured: AGM 6.25%, due 8/1/40	2,700,000	3,317,652
	California Educational Facilities Authority, Revenue Bonds 6.125%, due 10/1/30	1,525,000	1,910,734
	California Health Facilities Financing Authority, Catholic Healthcare, Revenue Bonds Series A 6.00%, due 7/1/34	3,000,000	3,563,070
	California Health Facilities Financing Authority, Revenue Bonds Series A 6.25%, due 2/1/26	500,000	610,995
	California Infrastructure & Economic Development Bank, California Independent System Operator Corp., Revenue Bonds Series A 5.50%, due 2/1/30	5,400,000	5,805,918
	California State Public Works Revenue, Various Capital Project, Revenue Bonds Series G1 5.75%, due 10/1/30	1,400,000	1,659,336
	California State University, Systemwide, Revenue Bonds Series A 5.00%, due 11/1/37	6,000,000	6,993,840
	California State, Unlimited General Obligation
	6.00%, due 11/1/35	2,500,000	3,074,275
	6.25%, due 11/1/34	5,000,000	6,128,100
	6.50%, due 4/1/33	2,530,000	3,149,926
	California Statewide Communities Development Authority, Aspire Public Schools, Revenue Bonds 6.375%, due 7/1/45	2,000,000	2,161,560
	California Statewide Communities Development Authority, Revenue Bonds 5.25%, due 11/1/30	1,475,000	1,705,661
	Ceres Unified School District, Unlimited General Obligation
	Series A (zero coupon), due 8/1/37	4,150,000	851,663
	Series A (zero coupon), due 8/1/46	8,000,000	855,280
	Series A (zero coupon), due 8/1/49	9,000,000	759,780
	Fontana Unified School District, Unlimited General Obligation
	Series C (zero coupon), due 8/1/35	14,800,000	4,581,932
	Series C (zero coupon), due 8/1/36	15,500,000	4,375,805
	Foothill-Eastern Transportation Corridor Agency Toll Road, Revenue Bonds
	(zero coupon), due 1/15/24	10,000,000	5,235,400
	(zero coupon), due 1/15/34	9,600,000	2,738,976
	Foothill-Eastern Transportation Corridor Agency, Revenue Bonds (zero coupon), due 1/15/31	13,000,000	4,456,920
	Fresno, California Unified School District Education, Unlimited General Obligation
	Series G (zero coupon), due 8/1/32	6,000,000	1,930,980
	Series G (zero coupon), due 8/1/33	10,000,000	2,976,300
	Series G (zero coupon), due 8/1/41	23,485,000	4,209,686
¤	Golden State Tobacco Securitization Corp., Revenue Bonds
	Series A, Insured: AGC-ICC, FGIC 5.00%, due 6/1/35	9,000,000	9,417,870
	Series A, Insured: AGC-ICC 5.00%, due 6/1/45	10,400,000	10,856,560
	Hayward Unified School District, Unlimited General Obligation
	Series A, Insured: AGM (zero coupon), due 8/1/36	12,500,000	2,850,750
	Series A, Insured: AGM (zero coupon), due 8/1/37	7,000,000	1,481,970
	Lake Tahoe Unified School District Election, Unlimited General Obligation Insured: AGM (zero coupon), due 8/1/45	8,685,000	3,722,130
	Merced Union High School District, Cabs-Election, Unlimited General Obligation Series C (zero coupon), due 8/1/46	53,000,000	6,590,020
	Morongo, California Unified School District Election, Unlimited General Obligation Series B, Insured: GTY 5.25%, due 8/1/38	3,880,000	4,187,451
	Mountain House Public Financing Authority, California Utility System, Revenue Bonds 5.75%, due 12/1/35	1,750,000	1,972,373
	National City Community Development Commission, National City Redevelopment Project, Tax Allocation 7.00%, due 8/1/32	3,500,000	4,360,405
	Oakland Unified School District, Election 2000, Unlimited General Obligation Insured: NATL-RE 4.50%, due 8/1/30	10,000,000	10,081,100
	Oceanside, California Unified School District, Capital Appreciation Election, Unlimited General Obligation Series B, Insured: AGM (zero coupon), due 8/1/49	18,055,000	1,709,447
	Palomar Pomerado Health Election, Unlimited General Obligation Series A, Insured: AMBAC 5.00%, due 8/1/34	9,075,000	9,826,591
	Peralta Community College District, Unlimited General Obligation Series A, Insured: NATL-RE 5.00%, due 8/1/31	4,655,000	5,011,108
	San Joaquin Hills Transportation Corridor Agency, Revenue Bonds Series A, Insured: NATL-RE (zero coupon), due 1/15/36	10,000,000	2,877,900
	San Lorenzo, California Unified School District, Unlimited General Obligation Series B 6.00%, due 8/1/41	4,535,000	5,419,416
	San Ysidro School District, Unlimited General Obligation Series F, Insured: AGM (zero coupon), due 8/1/48	25,205,000	2,190,062
	Stockton, California Unified School District, Election 2005, Unlimited General Obligation Insured: FGIC, NATL-RE 4.55%, due 9/1/30	11,995,000	12,296,314
	West Contra Costa California Healthcare District, Certificates of Participation 6.25%, due 7/1/42	3,500,000	4,037,670
			187,265,498
	Colorado 2.0%
	Colorado Educational & Cultural Facilities Authority, National Jewish Federation Bond, Revenue Bonds
	Series D-7 0.12%, due 2/1/35 (a)	1,100,000	1,100,000
	Series C-6 0.12%, due 6/30/36 (a)	1,380,000	1,380,000
	Series D-3 0.12%, due 12/1/37 (a)	2,060,000	2,060,000
	Series D-5 0.12%, due 10/1/38 (a)	6,300,000	6,300,000
	Series A-12 0.15%, due 2/1/38 (a)	1,435,000	1,435,000
	E-470 Public Highway Authority Colorado, Revenue Bonds Series B-1, Insured: NATL-RE 5.50%, due 9/1/24	3,000,000	3,270,000
	Park Creek Metropolitan District, Revenue Bonds Series A, Insured: AGM 6.125%, due 12/1/41	1,600,000	1,880,096
			17,425,096
	Connecticut 1.5%
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program, Revenue Bonds
	Series: E 4.30%, due 11/15/35 (b)	4,385,000	4,502,036
	Series: B-2 4.40%, due 11/15/43 (b)	3,690,000	3,783,910
	Hartford, CT, Unlimited General Obligation
	Series A 5.00%, due 4/1/28	2,500,000	2,892,600
	Series A 5.00%, due 4/1/29	1,250,000	1,438,737
	Series A, Insured: AGM 5.00%, due 4/1/32	275,000	314,397
			12,931,680
	District of Columbia 1.5%
	District of Columbia, Friendship Public Charter School, Inc., Revenue Bonds
	5.00%, due 6/1/32	1,125,000	1,193,108
	5.00%, due 6/1/42	3,500,000	3,651,760
	District of Columbia, Tax Allocation
	5.00%, due 6/1/27	825,000	927,506
	5.00%, due 6/1/28	1,445,000	1,619,845
	5.00%, due 6/1/31	750,000	836,700
	District of Columbia, The American University, Revenue Bonds 0.12%, due 10/1/38 (a)	2,510,000	2,510,000
	District of Columbia, Tranche 1, Revenue Bonds Series A 0.12%, due 8/15/38 (a)	2,400,000	2,400,000
			13,138,919
	Florida 6.7%
	Citizens Property Insurance Corp., Revenue Bonds Series A-1 5.25%, due 6/1/17	3,500,000	4,035,080
¤	City of Orlando, Tourist Development Tax Revenue, 3rd Lien, 6th Cent Contract, Revenue Bonds Insured: GTY 5.50%, due 11/1/38	15,000,000	15,565,800
	County of Miami-Dade FL Transit System Sales Surtax Revenue, Sales Tax, Revenue Bonds 5.00%, due 7/1/42	4,000,000	4,510,200
	County of St. Lucie, Pollution Control, Power & Light Co. Project, Revenue Bonds 0.12%, due 9/1/28 (a)	900,000	900,000
¤	Hillsborough County Industrial Development Authority, Tampa General Hospital Project, Revenue Bonds Series A 5.00%, due 10/1/31	14,900,000	16,938,618
	Miami-Dade County Florida Solid Waste System, Revenue Bonds Insured: NATL-RE 5.00%, due 10/1/19	1,735,000	1,925,017
	Miami-Dade County Florida, Revenue Bonds Series A, Insured: NATL-RE (zero coupon), due 10/1/38	245,000	65,474
	Orlando & Orange County Florida Expressway Authority, Revenue Bonds Series B, Insured: AMBAC 5.00%, due 7/1/30	8,000,000	8,118,400
	Pinellas County Health Facilities Authority, Hospital Facilities Bayfront Projects, Revenue Bonds 0.15%, due 7/1/34 (a)	4,185,000	4,185,000
	Sarasota Manatee Airport Authority, Revenue Bonds 0.15%, due 8/1/14 (a)	2,990,000	2,990,000
			59,233,589
	Georgia 1.8%
	Atlanta, Georgia Airport Passenger Facility Charge, Revenue Bonds Series J, Insured: AGM 5.00%, due 1/1/34	3,500,000	3,727,465
	Atlanta, Georgia Water & Wastewater, Revenue Bonds Series A 6.25%, due 11/1/39	4,125,000	5,000,201
	Bulloch County Development Authority, Southern Housing Foundation, Revenue Bonds Insured: AGM 5.00%, due 7/1/37	1,475,000	1,661,868
	Fulton County Georgia Development Authority, Piedmont Healthcare, Inc., Revenue Bonds Series A 5.00%, due 6/15/32	1,700,000	1,916,308
	Tift County Hospital Authority, Anticipation Certificates, Revenue Bonds 5.00%, due 12/1/38	3,000,000	3,362,250
			15,668,092
	Guam 0.6%
	Guam Power Authority, Revenue Bonds Series A, Insured: AGM 5.00%, due 10/1/30	4,935,000	5,574,181

	Hawaii 0.4%
	Hawaii State Department of Budget and Finance, Hawaiian Electric Co., Revenue Bonds 6.50%, due 7/1/39	3,000,000	3,522,540

	Illinois 2.9%
	Chicago Board of Education, Unlimited General Obligation Series A 5.00%, due 12/1/41	8,500,000	9,275,540
	Chicago, Illinois O' Hare International Airport, Revenue Bonds
	Series A Insured: NATL-RE 5.00%, due 1/1/31	2,905,000	3,079,590
	Series A, Insured: AGM 5.00%, due 1/1/33	7,000,000	7,819,560
	Chicago, lllinois, Unlimited General Obligation Series A 5.25%, due 1/1/35	2,000,000	2,240,860
	Illinois Finance Authority, Ingalls Health System, Revenue Bonds
	5.00%, due 5/15/25	1,120,000	1,247,299
	5.00%, due 5/15/26	1,175,000	1,303,933
	Knox & Warren Counties, Illinois Community Unit School District No. 205 Galesburg, Unlimited General Obligation
	Series A 4.25%, due 1/1/19	240,000	270,346
	Series A 5.00%, due 1/1/20	205,000	242,433
			25,479,561
	Indiana 1.7%
	Indiana Development Finance Authority, Republic Services, Inc., Revenue Bonds 0.12%, due 11/1/35 (a)	4,400,000	4,400,000
	Indiana State Finance Authority, Butler University, Revenue Bonds
	Series B 5.00%, due 2/1/24	2,100,000	2,347,233
	Series A 5.00%, due 2/1/25	4,425,000	4,946,353
	Series B 5.00%, due 2/1/26	2,320,000	2,576,291
	Indianapolis, Indiana Public Improvement Bond Bank, Revenue Bonds Series A, Insured: GTY 5.50%, due 1/1/38	1,100,000	1,250,282
			15,520,159
	Iowa 0.1%
	Iowa Higher Education Loan Authority, Private College Project, Revenue Bonds 0.13%, due 10/1/38 (a)	905,000	905,000

	Kansas 2.4%
	Kansas Development Finance Authority, Adventist Health Sunbelt Obligated Group, Revenue Bonds Series A 5.00%, due 11/15/34	9,000,000	10,358,820
	Wyandotte County-Kansas City Unified Government, Capital Appreciation, Sales Tax, Revenue Bonds (zero coupon), due 6/1/21	16,695,000	11,025,712
			21,384,532
	Kentucky 0.4%
	Kentucky Economic Development Finance Authority, Baptist Healthcare System Revenue Bonds Series B-1 0.13%, due 8/15/38 (a)	2,400,000	2,400,000
	Lexington-Fayette Urban County Airport Board, Revenue Bonds Series B 0.12%, due 7/1/38 (a)	1,450,000	1,450,000
			3,850,000
	Louisiana 2.7%
	Jefferson Parish, Louisiana Hospital Service District No. 1, West Jefferson Medical Center, Revenue Bonds Series A, Insured: AGM 6.00%, due 1/1/39	3,500,000	4,096,400
	Louisiana Local Government Environmental Facilities & Community Development Authority, Parking Facilities Corp., Revenue Bonds Insured: AGM 4.00%, due 10/1/31	1,000,000	1,020,240
	Louisiana Public Facilities Authority, Franciscan Missionaries, Revenue Bonds 6.75%, due 7/1/39	3,000,000	3,524,820
	Louisiana Public Facilities Authority, Ochsner Clinic, Revenue Bonds 6.25%, due 5/15/31	5,690,000	6,750,730
	Louisiana State Citizens Property Insurance Corp., Revenue Bonds
	Series B, Insured: AMBAC 5.00%, due 6/1/20	2,340,000	2,599,623
	Series C-3, Insured: GTY 6.125%, due 6/1/25	5,000,000	6,086,900
			24,078,713
	Massachusetts 2.2%
	Massachusetts Educational Financing Authority, Revenue Bonds
	Series B 5.70%, due 1/1/31 (b)	2,335,000	2,507,766
	Series I 6.00%, due 1/1/28	3,180,000	3,703,778
	Massachusetts Health & Educational Facilities Authority, Capital Asset Program, Revenue Bonds Series S 0.17%, due 1/1/35 (a)	1,600,000	1,600,000
	Massachusetts State Health & Educational Facilities Authority, Suffolk University, Revenue Bonds
	Series A 6.00%, due 7/1/24	2,000,000	2,357,380
	Series A 6.25%, due 7/1/30	6,400,000	7,453,376
	Metropolitan Boston Transit Parking Corp., Revenue Bonds 5.25%, due 7/1/36	2,000,000	2,326,820
			19,949,120
	Michigan 7.0%
¤	Detroit, Michigan City School District, Unlimited General Obligation
	Series A, Insured: Q-SBLF 5.00%, due 5/1/27	7,500,000	8,643,225
	Series A, Insured: Q-SBLF 5.00%, due 5/1/33	4,535,000	5,143,098
	Detroit, Michigan Sewerage Disposal System, Revenue Bonds
	Series A, Insured: NATL-RE 5.25%, due 7/1/20	2,000,000	2,217,540
	Series C-1, Insured: AGM 7.00%, due 7/1/27	2,500,000	3,085,425
	Detroit, Michigan Water Supply System, Revenue Bonds
	Series A 5.25%, due 7/1/41	3,015,000	3,265,185
	Series A 5.75%, due 7/1/37	5,500,000	6,192,340
	Detroit, Michigan, City School District, Improvement School Building and Site, Unlimited General Obligation
	Series A, Insured: Q-SBLF 5.00%, due 5/1/26	750,000	869,363
	Series A, Insured: Q-SBLF 5.00%, due 5/1/29	3,620,000	4,161,443
	L'Anse Creuse Public Schools, School Building & Site Bonds, Unlimited General Obligation Insured: Q-SBLF 0.13%, due 5/1/35 (a)	3,700,000	3,700,000
	Michigan Finance Authority Revenue, Local Government Loan Program, Revenue Bonds Series C 5.00%, due 11/1/28	7,290,000	7,916,867
	Michigan Finance Authority, Revenue Bonds
	5.00%, due 6/1/18	175,000	199,810
	5.00%, due 6/1/19	1,300,000	1,511,549
	5.00%, due 6/1/20	950,000	1,108,203
	5.50%, due 6/1/21	5,000,000	5,951,950
	Michigan Tobacco Settlement Finance Authority, Revenue Bonds Series A 6.00%, due 6/1/34	250,000	242,093
	Wayne County Airport Authority, Detroit Met Wayne County Airport, Revenue Bonds Insured:NATL-RE 5.00%, due 12/1/34 (b)	8,000,000	8,291,120
			62,499,211
	Minnesota 0.6%
	Sherburne County Housing & Redevelopment Authority, Revenue Bonds 0.17%, due 12/1/21 (a)(b)	2,155,000	2,155,000
	St. Paul Port Authority, Minnesota Public Radio Project, Revenue Bonds Series-7 0.13%, due 5/1/25 (a)	3,465,000	3,465,000
			5,620,000
	Mississippi 0.5%
	Mississippi Business Finance Corp., System Energy Resources, Inc. Project, Revenue Bonds 5.875%, due 4/1/22	4,000,000	4,012,360

	Missouri 0.5%
	Missouri Development Finance Board, Revenue Bonds 5.00%, due 6/1/37	4,055,000	4,320,846

	Nebraska 2.2%
¤	Central Plains Energy, Project No. 3, Revenue Bonds
	5.00%, due 9/1/27	2,595,000	2,928,925
	5.25%, due 9/1/37	12,500,000	14,143,750
	Lincoln County Hospital Authority No. 1, Great Plains Regional Medical Center, Revenue Bonds 5.00%, due 11/1/42	2,000,000	2,176,340
			19,249,015
	Nevada 0.1%
	Las Vegas Convention and Visitors Authority, Revenue Bonds Series E, Insured: AGM 5.50%, due 7/1/40	1,000,000	1,139,780

	New Hampshire 0.2%
	Manchester, NH General Airport, Revenue Bonds Series A, Insured: AGM 5.00%, due 1/1/26	1,800,000	2,051,820

	New Jersey 4.9%
	Camden County Improvement Authority, Heath Care Redevelopment, Revenue Bonds Series A 5.75%, due 2/15/34	3,500,000	3,649,835
	New Jersey Economic Development Authority, Cigarette Tax, Revenue Bonds
	5.50%, due 6/15/31	3,140,000	3,365,986
	5.75%, due 6/15/29	4,925,000	5,296,296
	New Jersey Economic Development Authority, MSU Student Housing Project, Provident Group-Montclair LLC, Revenue Bonds 5.375%, due 6/1/25	4,500,000	5,088,870
	New Jersey Economic Development Authority, MSU Student Housing Project, Revenue Bonds 5.875%, due 6/1/42	1,000,000	1,122,820
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds
	Series A 5.25%, due 7/1/26	3,710,000	4,261,269
	Insured: GTY 5.25%, due 1/1/31	2,760,000	3,018,722
	New Jersey Health Care Facilities Financing Authority, Virtua Health, Revenue Bonds Series C 0.13%, due 7/1/43 (a)	2,400,000	2,400,000
	New Jersey Higher Education Student Assistance Authority, Revenue Bonds Series 1 5.50%, due 12/1/26 (b)	4,130,000	4,677,597
	New Jersey State Higher Education Student Assistance Authority, Student Loan, Revenue Bonds Series A, Insured: GTY 6.125%, due 6/1/30 (b)	3,870,000	4,313,308
	Newark, New Jersey Housing Authority, South Ward Police Facility, Revenue Bonds
	Insured: GTY 5.75%, due 12/1/30	1,135,000	1,342,262
	Insured: GTY 6.75%, due 12/1/38	4,000,000	5,027,240
			43,564,205
	New York 6.9%
	Build NYC Resource Corp., Parking Facility, Revenue Bonds
	Insured: AGM 5.00%, due 12/15/17	880,000	1,008,075
	Insured: AGM 5.00%, due 12/15/18	930,000	1,084,789
	Insured: AGM 5.00%, due 12/15/19	975,000	1,146,035
	Insured: AGM 5.00%, due 12/15/20	1,025,000	1,209,541
	Insured: AGM 5.00%, due 12/15/21	1,075,000	1,272,413
	Insured: AGM 5.00%, due 12/15/22	740,000	878,143
	Build NYC Resource Corp., YMCA of Greater New York, Revenue Bonds 5.00%, due 8/1/42	1,090,000	1,232,943
	City of New York, Unlimited General Obligation
	Series A-4 0.15%, due 8/1/22 (a)	1,100,000	1,100,000
	Series H-1 0.22%, due 1/1/36 (a)	3,750,000	3,750,000
	Metropolitan Transportation Authority, Revenue Bonds Series H 5.00%, due 11/15/42	3,000,000	3,400,680
	New York City Municipal Water Finance Authority, Revenue Bonds Series AA-2 0.22%, due 6/15/32 (a)	1,050,000	1,050,000
	New York City Transitional Finance Authority, Future Tax, Revenue Bonds Series 2A 0.20%, due 11/1/22 (a)	465,000	465,000
	New York Convention Center Development Corp., Hotel Unit, Revenue Bonds Insured: AMBAC 5.00%, due 11/15/44	3,600,000	3,931,020
	New York Liberty Development Corp., Bank of America, Revenue Bonds Class 3 6.375%, due 7/15/49	5,000,000	5,955,350
	New York Liberty Development Corp., Revenue Bonds
	5.50%, due 10/1/37	2,090,000	2,584,222
	5.75%, due 11/15/51	7,500,000	8,913,600
	New York Liberty Development Corp., World Trade Center, Revenue Bonds Class 3 5.00%, due 3/15/44	4,000,000	4,342,840
	New York State Dormitory Authority, Revenue Bonds
	5.00%, due 7/1/42	1,950,000	2,205,431
	5.50%, due 7/1/40	540,000	618,916
	New York State Housing Finance Agency, Affordable Housing, Revenue Bonds Series B 4.85%, due 11/1/41	3,500,000	3,797,780
	New York, Unlimited General Obligation Series H-2 0.18%, due 1/1/36 (a)	6,000,000	6,000,000
	Niagara, New York Development & Revenue, Niagara University Project, Revenue Bonds Series A 5.00%, due 5/1/42	915,000	1,008,540
	Triborough Bridge & Tunnel Authority, Revenue Bonds Series B (zero coupon), due 11/15/31	8,675,000	4,593,239
			61,548,557
	North Carolina 0.4%
	North Carolina Turnpike Authority, Revenue Bonds Series A, Insured: GTY 5.75%, due 1/1/39	3,000,000	3,452,040

	North Dakota 0.3%
	McLean County North Dakota Solid Waste Facilities, Revenue Bonds Series A 4.875%, due 7/1/26	2,700,000	2,959,983

	Ohio 2.0%
	Adams County-Ohio Valley Local School District, Unlimited General Obligation
	(zero coupon), due 12/1/16	1,385,000	1,232,290
	3.80%, due 12/1/21	1,000,000	1,042,220
	Cleveland-Cuyahoga County Port Authority, Laurel School Project, Revenue Bonds 0.13%, due 4/1/38 (a)	2,005,000	2,005,000
	Cleveland-Cuyahoga County Port Authority, Revenue Bonds 6.00%, due 11/15/25	1,980,000	2,388,078
	County of Allen, Catholic Healthcare, Revenue Bonds Series B 0.12%, due 10/1/31 (a)	3,185,000	3,185,000
	Hamilton County Health Care Facility, Revenue Bonds 5.50%, due 6/1/42	2,000,000	2,275,900
	Toledo-Lucas County Port Authority, Revenue Bonds Series B 6.25%, due 5/15/24 (b)	1,030,000	1,051,980
	University of Cincinnati, Ohio, Revenue Bonds Series A, Insured: AMBAC 5.00%, due 6/1/31	4,090,000	4,294,009
			17,474,477
	Oklahoma 0.2%
	Oklahoma Development Finance Authority, Integris Baptist, Revenue Bonds Series A-1, Insured: GTY 0.20%, due 8/15/35 (a)	1,570,000	1,570,000

	Oregon 0.2%
	Medford Hospital Facilities Authority, Rogue Valley Manor Project, Revenue Bonds 0.14%, due 8/15/37 (a)	1,500,000	1,500,000

	Pennsylvania 2.4%
	Lancaster County Hospital Authority, Revenue Bonds 5.00%, due 7/1/42	1,000,000	1,119,300
	Montgomery County Industrial Development Authority, Revenue Bonds 5.25%, due 8/1/33	175,000	201,967
¤	Pennsylvania State Turnpike Commission, Revenue Bonds
	Series B 5.00%, due 12/1/42	8,535,000	9,367,504
	Series B 5.75%, due 6/1/39	4,000,000	4,537,440
	Philadelphia, PA, Unlimited General Obligation 6.50%, due 8/1/41	5,125,000	6,254,345
			21,480,556
	Rhode Island 0.2%
	Rhode Island Housing & Mortgage Finance Corp., Rental Housing Program, Revenue Bonds Series B-1A, Insured: AGM 5.40%, due 10/1/37 (b)	2,000,000	2,163,020

	South Carolina 0.7%
	Piedmont Municipal Power Agency, Revenue Bonds Series C, Insured: GTY 5.75%, due 1/1/34	5,320,000	6,363,784

	Tennessee 1.1%
	Johnson City Tennessee Health & Educational Facilities Board Hospital, Revenue Bonds Series A 6.50%, due 7/1/38	6,500,000	7,851,155
	Montgomery County Public Building Authority, Tennessee County Loan Pool, Revenue Bonds 0.19%, due 7/1/38 (a)	480,000	480,000
	Sevier County Public Building Authority, Revenue Bonds Series A-4 0.41%, due 6/1/25 (a)	1,550,000	1,550,000
			9,881,155
	Texas 16.2%
	Central Texas Regional Mobility Authority, Revenue Bonds 5.75%, due 1/1/31	2,000,000	2,349,540
	Dallas-Fort Worth International Airport, Revenue Bonds
	Series G 5.00%, due 11/1/34	3,500,000	3,943,310
	Series G 5.00%, due 11/1/35	8,320,000	9,343,360
	Harris County Cultural Education Facilities Finance Corp., Baylor Medical College, Revenue Bonds 5.00%, due 11/15/37	5,000,000	5,610,200
	Harris County Cultural Education Facilities Finance Corp., Medical Center, Revenue Bonds
	Series B-1 0.12%, due 9/1/31 (a)	1,000,000	1,000,000
	Series B-2 0.12%, due 9/1/31 (a)	7,290,000	7,290,000
	Harris County-Houston Sports Authority, Revenue Bonds Series G, Insured: NATL-RE 5.25%, due 11/15/30	570,000	570,781
	Houston Higher Education Finance Corp., Revenue Bonds
	Series A 5.00%, due 2/15/42	1,000,000	1,065,060
	Series A 6.50%, due 5/15/31	1,050,000	1,315,241
	Series A 6.875%, due 5/15/41	6,450,000	8,223,879
	Houston, Texas Hotel Occupancy Tax & Special Revenue, Revenue Bonds Series B 5.00%, due 9/1/31	2,000,000	2,203,600
	Lower Colorado River Authority, Revenue Bonds Series A 5.00%, due 5/15/31	8,500,000	9,842,745
	Nacogdoches County Hospital District, Revenue Bonds 5.00%, due 5/15/43	11,910,000	13,023,942
¤	North Texas Tollway Authority, First Tier, Revenue Bonds
	Series B 5.00%, due 1/1/42	5,000,000	5,584,250
	Series B 5.25%, due 1/1/52	7,225,000	8,141,852
	North Texas Tollway Authority, Revenue Bonds Series F 5.75%, due 1/1/38	1,800,000	1,999,872
	Port Freeport, Brazos River Harbor Navigation District, Revenue Bonds Series A 0.16%, due 4/1/21 (a)(b)	600,000	600,000
	San Juan, Texas Higher Education Finance Authority, Idea Public Schools, Revenue Bonds Series A 6.70%, due 8/15/40	1,275,000	1,516,307
	Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals Dallas, Revenue Bonds Series A 0.13%, due 10/1/41 (a)	1,500,000	1,500,000
¤	Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds
	5.00%, due 12/15/28	8,500,000	9,307,500
	5.00%, due 12/15/32	13,000,000	14,089,400
¤	Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure, Revenue Bonds
	7.00%, due 6/30/40	5,320,000	6,488,006
	Series Lien-LBG 7.50%, due 6/30/32	4,095,000	5,202,697
	7.50%, due 6/30/33	5,500,000	6,967,070
	Texas Private Activity Bond Surface Transportation Corp., NTE Mobility, Revenue Bonds 6.875%, due 12/31/39	7,000,000	8,392,370
	Texas State Public Finance Authority, Charter School Finance Corp., Revenue Bonds Series A 6.20%, due 2/15/40	1,000,000	1,191,050
	Texas State Turnpike Authority, Central Texas System, Revenue Bonds Insured: AMBAC (zero coupon), due 8/15/36	10,000,000	2,474,800
	Texas Transportation Commission, First Tier, Revenue Bonds Series A 5.00%, due 8/15/41	5,000,000	5,528,950
			144,765,782
	U.S. Virgin Islands 4.3%
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds Series A 5.00%, due 10/1/32	8,880,000	9,768,888
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Series A 5.00%, due 10/1/32	10,000,000	11,001,000
¤	Virgin Islands Public Finance Authority, Revenue Bonds
	Insured: AGM 5.00%, due 10/1/32	10,475,000	11,658,256
	Series A 6.75%, due 10/1/37	5,000,000	5,896,600
			38,324,744
	Utah 0.1%
	Herriman, Utah, Special Assessment
	5.00%, due 11/1/24	575,000	632,368
	5.00%, due 11/1/29	425,000	463,641
			1,096,009
	Vermont 0.1%
	Burlington, Vermont Electric System, Revenue Bonds Series A 5.375%, due 7/1/27	610,000	697,279

	Virginia 0.4%
	Madison County Industrial Development Authority, Woodberry Forest School, Revenue Bonds 0.15%, due 10/1/37 (a)	3,925,000	3,925,000

	Washington 0.1%
	Washington Housing Finance Commission, YMCA Snohomish County Project, Revenue Bonds 0.14%, due 12/1/33 (a)	750,000	750,000

	Wisconsin 0.5%
	Wisconsin Health & Educational Facilities Authority, Revenue Bonds
	Series A 0.26%, due 5/1/25 (a)	650,000	650,000
	5.00%, due 7/1/20	1,785,000	1,855,097
	5.00%, due 7/1/25	2,270,000	2,337,283
			4,842,380
	Wyoming 0.1%
	West Park Hospital District, Revenue Bonds Series A 6.375%, due 6/1/26	1,000,000	1,187,190

	Total Investments (Cost $854,560,018) (e)	100.9%	899,221,937
	Other Assets, Less Liabilities	(0.9)	(7,771,834)
	Net Assets	100.0%	$891,450,103

		Contracts Short	Unrealized Appreciation (Depreciation) (c)
	Futures Contracts 0.2%
	United States Treasury Note March 2013 (10 Year) (d)	(800)	$1,816,750

	Total Futures Contracts (Settlement Value $105,025,000)		$1,816,750

¤	Among the Fund's 10 largest issuers held, as of January 31, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of January 31, 2013.
(b)	Interest on these securities is subject to alternative minimum tax.
(c)	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2013.
(d)	As of January 31, 2013, cash in the amount of $ 880,000 is on deposit with the broker for futures transactions.
(e)	As of January 31, 2013, cost is $854,560,018 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$46,373,186
Gross unrealized depreciation	(1,711,267)
Net unrealized appreciation	$44,661,919

The following abbreviations are used in the above portfolio:
AGC-ICC	-Assured Guaranty Corporation—Insured Custody Certificates
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-Ambac Assurance Corp.
FGIC	-Financial Guaranty Insurance Co.
FSA	-Financial Security Assurance, Inc.
GTY	-Assured Guaranty Corp.
NATL-RE	-National Public Finance Guarantee Corp.
Q-SBLF	-Qualified School Board Loan Fund

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$899,221,937	$—	$899,221,937
Other Financial Instruments
Futures Contracts Short (b)	1,816,750	—	—	1,816,750
Total Investments in Securities and Other Financial Instruments	$1,816,750	$899,221,937	$—	$901,038,687

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

(b) The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Unconstrained Bond Fund (formerly known as Flexible Bond Opportunities Fund)

Portfolio of Investments January 31, 2013 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 94.7%†
	Asset-Backed Securities 2.6%
	Airlines 0.4%
	American Airlines Pass-Through Trust Series 2001-1, Class A1 6.977%, due 5/23/21 (a)	$633,147	$625,232
	Continental Airlines, Inc. Series 2004-ERJ1, Class A 9.558%, due 9/1/19	102,220	107,842
	Northwest Airlines, Inc. Series 2007-1, Class A 7.027%, due 11/1/19	354,319	399,494
	United Air Lines, Inc. Series 2009-2, Class A 9.75%, due 1/15/17	605,113	700,419
			1,832,987
	Home Equity 1.7%
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 0.264%, due 10/25/36 (b)(c)	617,188	500,231
	Citigroup Mortgage Loan Trust Series 2007-AHL2, Class A3A 0.274%, due 5/25/37 (b)(c)	391,954	295,903
	Equifirst Loan Securitization Trust Series 2007-1, Class A2A 0.264%, due 4/25/37 (b)(c)	156,559	149,721
	First NLC Trust Series 2007-1, Class A1 0.274%, due 8/25/37 (b)(c)(d)	477,119	235,702
	GSAA Home Equity Trust Series 2006-14, Class A1 0.254%, due 9/25/36 (b)(c)	1,003,519	493,504
	Home Equity Loan Trust Series 2007-FRE1, Class 2AV1 0.334%, due 4/25/37 (b)(c)	277,438	244,507
	HSI Asset Securitization Corp. Trust Series 2007-NC1, Class A1 0.304%, due 4/25/37 (b)(c)	504,531	440,121
	JP Morgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF1 0.304%, due 3/25/47 (b)(c)	340,085	296,732
	Master Asset Backed Securities Trust Series 2006-HE4, Class A1 0.254%, due 11/25/36 (b)(c)	126,244	57,603
	Merrill Lynch Mortgage Investors Trust Series 2007-MLN1, Class A2A 0.314%, due 3/25/37 (b)(c)	814,966	553,222
	Morgan Stanley ABS Capital I, Inc.
	Series 2006-HE6, Class A2B 0.304%, due 9/25/36 (b)(c)	545,512	369,790
	Series 2006-HE8, Class A2B 0.304%, due 10/25/36 (b)(c)	229,302	133,835
	Series 2007-HE4, Class A2A 0.314%, due 2/25/37 (b)(c)	110,943	50,084
	Series 2007-NC2, Class A2FP 0.354%, due 2/25/37 (b)(c)	445,730	241,857
	Renaissance Home Equity Loan Trust Series 2007-2, Class AF1 5.893%, due 6/25/37 (c)(e)	912,581	540,589
	Securitized Asset Backed Receivables LLC Trust Series 2007-BR4, Class A2A 0.294%, due 5/25/37 (b)(c)	559,615	285,219
	Soundview Home Equity Loan Trust
	Series 2007-OPT1, Class 2A1 0.284%, due 6/25/37 (b)(c)	663,002	628,204
	Series 2006-EQ2, Class A2 0.314%, due 1/25/37 (b)(c)	337,158	208,330
	Specialty Underwriting & Residential Finance Series 2006-BC4, Class A2B 0.314%, due 9/25/37 (b)(c)	1,427,987	1,202,762
			6,927,916
	Student Loans 0.5%
	Keycorp Student Loan Trust Series 2000-A, Class A2 0.632%, due 5/25/29 (b)	2,363,211	2,175,548

	Total Asset-Backed Securities (Cost $11,427,299)		10,936,451

	Convertible Bonds 4.9%
	Airlines 0.1%
	Airtran Holdings, Inc. 5.25%, due 11/1/16	205,000	276,494

	Apparel 0.1%
	Iconix Brand Group, Inc. 2.50%, due 6/1/16 (d)	323,000	349,042

	Auto Manufacturers 0.1%
	Ford Motor Co. 4.25%, due 11/15/16	266,000	426,431

	Auto Parts & Equipment 0.2%
	Meritor, Inc. 4.00%, due 2/15/27 (e)	855,000	663,159

	Biotechnology 0.3%
	Amgen, Inc. 0.375%, due 2/1/13	182,000	201,793
	Gilead Sciences, Inc. 1.00%, due 5/1/14	488,000	855,525
			1,057,318
	Coal 0.2%
	Alpha Natural Resources, Inc. 2.375%, due 4/15/15	246,000	231,240
	Peabody Energy Corp. 4.75%, due 12/15/41	565,000	541,341
			772,581
	Commercial Services 0.1%
	Hertz Global Holdings, Inc. 5.25%, due 6/1/14	95,000	214,047

	Computers 0.2%
	EMC Corp. 1.75%, due 12/1/13	411,000	635,768
	SanDisk Corp. 1.50%, due 8/15/17	132,000	165,082
			800,850
	Distribution & Wholesale 0.1%
	WESCO International, Inc. 6.00%, due 9/15/29	213,000	566,979

	Electronics 0.1%
	TTM Technologies, Inc. 3.25%, due 5/15/15	541,000	543,705

	Entertainment 0.1%
	International Game Technology 3.25%, due 5/1/14	470,000	497,319

	Environmental Controls 0.3%
	Covanta Holding Corp. 3.25%, due 6/1/14	1,080,000	1,372,275

	Health Care - Products 0.2%
	Teleflex, Inc. 3.875%, due 8/1/17	788,000	1,050,995

	Health Care - Services 0.1%
	WellPoint, Inc. 2.75%, due 10/15/42 (d)	276,000	303,255

	Household Products & Wares 0.1%
	Jarden Corp. 1.875%, due 9/15/18 (d)	534,000	589,403

	Internet 0.2%
	At Home Corp. 4.75%, due 12/31/49 (a)(f)(g)(h)	504,238	50
	Dealertrack Technologies, Inc. 1.50%, due 3/15/17 (d)	258,000	285,735
	Symantec Corp. Series B 1.00%, due 6/15/13	270,000	314,044
	VeriSign, Inc. 3.25%, due 8/15/37	293,000	408,369
			1,008,198
	Iron & Steel 0.3%
	Allegheny Technologies, Inc. 4.25%, due 6/1/14	730,000	797,525
	ArcelorMittal 5.00%, due 5/15/14	398,000	417,900
	Steel Dynamics, Inc. 5.125%, due 6/15/14	36,000	40,545
	United States Steel Corp. 4.00%, due 5/15/14	190,000	200,450
			1,456,420
	Lodging 0.1%
¤	MGM Resorts International 4.25%, due 4/15/15	317,000	344,341

	Machinery - Diversified 0.1%
	Chart Industries, Inc. 2.00%, due 8/1/18	224,000	274,260

	Mining 0.0%‡
	Alcoa, Inc. 5.25%, due 3/15/14	76,000	109,250

	Miscellaneous - Manufacturing 0.3%
	Danaher Corp. (zero coupon), due 1/22/21	484,000	845,487
	Textron, Inc. 4.50%, due 5/1/13	100,000	219,625
			1,065,112
	Oil & Gas Services 0.1%
¤	JPMorgan Chase & Co. (Convertible into Schlumberger, Ltd.) 1.50%, due 6/25/15 (d)(i)	129,375	178,046
	SEACOR Holdings, Inc. 2.50%, due 12/15/27 (d)	105,000	112,219
	Subsea 7 S.A. 3.50%, due 10/13/14	200,000	309,000
			599,265
	Pharmaceuticals 0.3%
	BioMarin Pharmaceutical, Inc. 1.875%, due 4/23/17	112,000	307,300
	Salix Pharmaceuticals, Ltd.
	1.50%, due 3/15/19 (d)	143,000	149,256
	2.75%, due 5/15/15	238,000	295,715
	Teva Pharmaceutical Finance Co. LLC 0.25%, due 2/1/26	515,000	531,094
			1,283,365
	Real Estate Investment Trusts 0.1%
	SL Green Operating Partnership, L.P. 3.00%, due 10/15/17 (d)	454,000	524,086

	Semiconductors 0.5%
	Intel Corp. 3.25%, due 8/1/39	386,000	464,889
	Microchip Technology, Inc. 2.125%, due 12/15/37	370,000	481,462
	Novellus Systems, Inc. 2.625%, due 5/15/41	193,000	269,959
	ON Semiconductor Corp. Series B 2.625%, due 12/15/26	473,000	528,282
	Xilinx, Inc. 2.625%, due 6/15/17	202,000	280,022
			2,024,614
	Software 0.1%
	Bottomline Technologies, Inc. 1.50%, due 12/1/17	63,000	74,773
	Microsoft Corp. (zero coupon), due 6/15/13 (d)	131,000	131,573
	Nuance Communications, Inc. 2.75%, due 8/15/27	46,000	63,250
			269,596
	Telecommunications 0.5%
	Anixter International, Inc. 1.00%, due 2/15/13	443,000	532,984
	Ciena Corp. 4.00%, due 12/15/20	243,000	287,044
	SBA Communications Corp.
	1.875%, due 5/1/13	419,000	706,015
	4.00%, due 10/1/14	318,000	738,158
			2,264,201
	Total Convertible Bonds (Cost $20,488,943)		20,706,561

	Corporate Bonds 77.3%
	Aerospace & Defense 1.3%
	B/E Aerospace, Inc. 5.25%, due 4/1/22	1,850,000	1,947,125
	Ducommun, Inc. 9.75%, due 7/15/18	1,190,000	1,306,025
	TransDigm, Inc. 7.75%, due 12/15/18	815,000	905,669
	Triumph Group, Inc. 8.625%, due 7/15/18	1,305,000	1,442,025
			5,600,844
	Airlines 1.8%
	Continental Airlines, Inc.
	7.875%, due 7/2/08	507,488	527,787
	9.798%, due 4/1/21	685,748	772,324
	Delta Air Lines, Inc.
	Series 2011-1 Class A Pass Through Trust 5.30%, due 4/15/19	1,410,347	1,554,907
	Series 2010-1 Class A Pass Through Trust 6.20%, due 7/2/18	361,246	406,402
	Series 2010-2 Class B Pass Through Trust 6.75%, due 11/23/15	612,000	636,480
	U.S. Airways, Inc. Class A Class A Series 2012-1, Pass Through Trust 5.90%, due 10/1/24	2,891,000	3,180,100
	United Air Lines, Inc. 9.875%, due 8/1/13 (d)	667,000	667,000
			7,745,000
	Auto Manufacturers 1.1%
	Chrysler Group LLC / CG Co-Issuer, Inc. 8.25%, due 6/15/21	2,190,000	2,430,900
	Ford Motor Co. 6.625%, due 10/1/28	229,000	264,604
	Navistar International Corp. 8.25%, due 11/1/21	2,156,000	2,118,270
			4,813,774
	Auto Parts & Equipment 0.4%
	Commercial Vehicle Group, Inc. 7.875%, due 4/15/19	1,000,000	1,010,000
	Tomkins LLC / Tomkins, Inc. 9.00%, due 10/1/18	594,000	663,053
			1,673,053
	Banks 8.2%
	AgriBank FCB 9.125%, due 7/15/19	500,000	669,060
	Banco Santander Mexico S.A. Institucion De Banca Multiple Grupo Financiero Santand 4.125%, due 11/9/22 (d)	2,615,000	2,641,150
	Bangkok Bank PCL 4.80%, due 10/18/20 (d)	250,000	275,580
	Bank of America Corp.
	3.30%, due 1/11/23	510,000	502,970
¤	5.625%, due 7/1/20	3,590,000	4,163,707
¤	7.625%, due 6/1/19	420,000	534,081
	Bank of America NA 6.00%, due 10/15/36	2,191,000	2,650,766
	Barclays Bank PLC 5.14%, due 10/14/20	2,037,000	2,117,478
	BBVA Bancomer S.A. 6.75%, due 9/30/22 (d)	2,150,000	2,504,750
	CIT Group, Inc.
	4.25%, due 8/15/17	330,000	341,550
	5.00%, due 5/15/17	2,003,000	2,138,203
	Discover Bank 7.00%, due 4/15/20	2,445,000	3,005,037
	Goldman Sachs Group, Inc. (The) 3.625%, due 1/22/23	3,327,000	3,321,447
¤	JPMorgan Chase & Co. 7.90%, due 12/31/49 (b)	3,650,000	4,198,960
	LBG Capital No.1 PLC 8.00%, due 12/31/49 (b)(d)	1,720,000	1,830,283
	Mizuho Capital Investment, Ltd. 14.95%, due 12/31/49 (b)(d)	1,092,000	1,281,025
	Morgan Stanley 4.875%, due 11/1/22	1,287,000	1,319,001
	Royal Bank of Scotland Group PLC 6.40%, due 10/21/19	856,000	1,020,660
			34,515,708
	Building Materials 2.7%
	Associated Materials LLC / AMH New Finance, Inc. 9.125%, due 11/1/17	1,223,000	1,253,575
	Cemex Espana Luxembourg 9.25%, due 5/12/20 (d)	1,560,000	1,677,000
	Desarrolladora Homex S.A.B. de C.V. 9.50%, due 12/11/19 (d)	2,000,000	2,060,000
	Masco Corp. 7.125%, due 3/15/20	2,250,000	2,606,044
	Texas Industries, Inc. 9.25%, due 8/15/20	840,000	928,200
	Urbi Desarrollos Urbanos S.A.B. de C.V. 9.50%, due 1/21/20 (d)	2,250,000	1,867,500
	USG Corp.
	6.30%, due 11/15/16	615,000	647,288
	9.75%, due 1/15/18	363,000	424,710
			11,464,317
	Chemicals 1.7%
	Dow Chemical Co. (The) 8.55%, due 5/15/19	1,084,000	1,461,874
	Hexion U.S. Finance Corp. / Hexion Nova Scotia Finance ULC 8.875%, due 2/1/18	1,223,000	1,235,230
	Huntsman International LLC 8.625%, due 3/15/21	2,000,000	2,290,000
	Momentive Performance Materials, Inc. 9.00%, due 1/15/21	555,000	430,125
	Rockwood Specialties Group, Inc. 4.625%, due 10/15/20	1,753,000	1,790,251
			7,207,480
	Coal 1.5%
	Alpha Natural Resources, Inc. 6.00%, due 6/1/19	1,560,000	1,404,000
	Arch Coal, Inc. 7.25%, due 10/1/20	1,630,000	1,458,850
	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 8.25%, due 12/15/17 (j)	2,162,000	2,297,125
	Peabody Energy Corp. 7.375%, due 11/1/16	1,025,000	1,168,500
			6,328,475
	Commercial Services 2.6%
¤	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
	8.25%, due 1/15/19	1,223,000	1,354,473
	9.625%, due 3/15/18	2,375,000	2,636,250
	Geo Group, Inc. (The) 6.625%, due 2/15/21	1,223,000	1,354,473
	Hertz Corp. (The) 7.375%, due 1/15/21	1,630,000	1,809,300
	Iron Mountain, Inc.
	7.75%, due 10/1/19	431,000	482,720
	8.375%, due 8/15/21	1,293,000	1,425,532
	Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares)
	6.50%, due 8/1/49 (f)(g)(k)	5,000	80
	9.75%, due 1/15/49 (f)(g)(k)	160,000	2,560
	United Rentals North America, Inc. 8.375%, due 9/15/20	1,849,000	2,038,522
			11,103,910
	Computers 0.6%
	NCR Corp. 5.00%, due 7/15/22 (d)	1,565,000	1,584,562
	SunGard Data Systems, Inc. 6.625%, due 11/1/19 (d)	1,050,000	1,084,125
			2,668,687
	Cosmetics & Personal Care 0.5%
	Albea Beauty Holdings S.A. 8.375%, due 11/1/19 (d)	1,985,000	2,099,138

	Diversified Financial Services 1.1%
	Ford Holdings LLC 9.30%, due 3/1/30	127,000	178,753
	GE Capital Trust IV Series Reg S 4.625%, due 9/15/66 (b)	€1,223,000	1,627,546
	General Electric Capital Corp. 6.50%, due 9/15/67 (b)	£815,000	1,344,180
	TNK-BP Finance S.A. 7.25%, due 2/2/20 (d)	$1,405,000	1,696,537
			4,847,016
	Electric 2.6%
	Abu Dhabi National Energy Co. 3.625%, due 1/12/23 (d)	2,500,000	2,487,500
	CMS Energy Corp.
	6.25%, due 2/1/20	98,000	115,678
	8.75%, due 6/15/19	533,000	696,200
	Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10.00%, due 12/1/20	1,724,000	1,978,290
	Great Plains Energy, Inc.
	4.85%, due 6/1/21	750,000	812,097
	5.292%, due 6/15/22 (e)	663,000	738,896
	NRG Energy, Inc. 8.50%, due 6/15/19	1,970,000	2,181,775
	Puget Energy, Inc. 5.625%, due 7/15/22	905,000	977,102
	Wisconsin Energy Corp. 6.25%, due 5/15/67 (b)	833,280	906,192
			10,893,730
	Entertainment 0.2%
	Mohegan Tribal Gaming Authority 10.50%, due 12/15/16 (d)	815,000	812,962
	United Artists Theatre Circuit, Inc. Series BA7 9.30%, due 7/1/15 (f)(g)	29,822	20,876
			833,838
	Finance - Auto Loans 1.5%
	Banque PSA Finance S.A. 5.75%, due 4/4/21 (d)	1,900,000	1,899,217
¤	Ford Motor Credit Co. LLC
	8.00%, due 12/15/16	22,000	26,360
	8.125%, due 1/15/20	3,361,000	4,232,655
			6,158,232
	Finance - Commercial 0.4%
	Textron Financial Corp. 6.00%, due 2/15/67 (b)(d)	1,860,000	1,674,000

	Finance - Consumer Loans 1.1%
	HSBC Finance Capital Trust IX 5.911%, due 11/30/35 (b)(j)	2,425,000	2,461,375
	SLM Corp.
	4.75%, due 3/17/14	€815,000	1,128,787
	6.25%, due 1/25/16	$408,000	448,925
	8.00%, due 3/25/20	408,000	472,260
			4,511,347
	Finance - Credit Card 0.5%
	American Express Co. 6.80%, due 9/1/66 (b)(j)	2,139,000	2,272,687

	Finance - Investment Banker/Broker 0.2%
	Jefferies Group, Inc. 5.125%, due 1/20/23	813,000	833,906

	Finance - Other Services 0.5%
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp. 7.75%, due 1/15/16 (j)	2,180,000	2,264,475

	Food 2.8%
	Grupo Bimbo S.A.B. de C.V. 4.50%, due 1/25/22 (d)	2,504,000	2,718,463
	JBS Finance II, Ltd. 8.25%, due 1/29/18 (d)	650,000	702,000
	JBS USA LLC / JBS USA Finance, Inc. 8.25%, due 2/1/20 (d)	672,000	722,400
	Minerva Luxembourg S.A. 7.75%, due 1/31/23 (d)	2,500,000	2,562,500
	Smithfield Foods, Inc. 7.75%, due 7/1/17	2,206,000	2,553,445
	Virgolino de Oliveira Finance, Ltd. 11.75%, due 2/9/22 (d)	2,250,000	2,379,375
			11,638,183
	Forest Products & Paper 1.1%
	Domtar Corp. 10.75%, due 6/1/17	734,000	953,143
	International Paper Co. 7.30%, due 11/15/39	693,000	901,515
	MeadWestvaco Corp. 7.375%, due 9/1/19	1,800,000	2,254,068
	Norske Skogindustrier A.S.A. 7.125%, due 10/15/33 (d)	815,000	476,775
			4,585,501
	Gas 0.2%
	Southern Union Co. 7.60%, due 2/1/24	662,000	832,789

	Hand & Machine Tools 0.4%
	Mcron Finance Sub LLC / Mcron Finance Corp. 8.375%, due 5/15/19 (d)	1,635,000	1,716,750

	Health Care - Products 1.0%
	Alere, Inc. 8.625%, due 10/1/18	1,323,000	1,372,612
	Kinetic Concepts, Inc. / KCI U.S.A., Inc. 10.50%, due 11/1/18 (d)	2,825,000	3,022,750
			4,395,362
	Health Care - Services 1.2%
	Fresenius Medical Care U.S. Finance, Inc. 6.50%, due 9/15/18 (d)	2,500,000	2,812,500
	HCA, Inc. 6.50%, due 2/15/16	2,000,000	2,180,000
			4,992,500
	Home Builders 2.9%
	Beazer Homes USA, Inc.
	8.125%, due 6/15/16 (j)	819,000	890,663
	9.125%, due 6/15/18 (j)	1,700,000	1,810,500
	K Hovnanian Enterprises, Inc. 7.25%, due 10/15/20 (d)	1,460,000	1,606,000
	KB Home 8.00%, due 3/15/20	2,250,000	2,607,187
	Lennar Corp. 6.95%, due 6/1/18	204,000	229,245
	MDC Holdings, Inc. 5.625%, due 2/1/20	1,608,000	1,793,422
	Shea Homes, L.P. / Shea Homes Funding Corp. 8.625%, due 5/15/19	2,000,000	2,240,000
	Standard Pacific Corp. 8.375%, due 5/15/18	815,000	961,700
			12,138,717
	Household Products & Wares 1.8%
	Jarden Corp.
	7.50%, due 5/1/17	500,000	564,375
	7.50%, due 1/15/20	1,223,000	1,333,070
	Mead Products LLC / ACCO Brands Corp. 6.75%, due 4/30/20 (d)	2,002,000	2,127,125
	Reynolds Group Issuer, Inc.
	7.875%, due 8/15/19	1,025,000	1,127,500
	9.875%, due 8/15/19	2,089,000	2,282,232
			7,434,302
	Insurance 3.4%
	Allstate Corp. (The) 6.50%, due 5/15/57 (b)	713,000	768,329
	American International Group, Inc.
	4.875%, due 3/15/67 (b)	€1,250,000	1,552,985
	Series A2 5.75%, due 3/15/67 (b)	£450,000	670,878
	Chubb Corp. (The) 6.375%, due 3/29/67 (b)	$1,955,000	2,126,062
	Farmers Exchange Capital 7.20%, due 7/15/48 (d)	603,000	733,114
	Liberty Mutual Group, Inc.
	7.80%, due 3/15/37 (d)	453,000	514,155
	10.75%, due 6/15/58 (b)(d)	938,000	1,425,760
¤	Lincoln National Corp. 7.00%, due 5/17/66 (b)	3,443,000	3,532,518
	Oil Insurance, Ltd. 3.293%, due 12/31/49 (b)(d)	652,000	562,487
	Pacific Life Insurance Co.
	7.90%, due 12/30/23 (d)	1,150,000	1,451,492
	9.25%, due 6/15/39 (d)	204,000	296,096
	Progressive Corp. (The) 6.70%, due 6/15/37 (b)	612,000	664,020
			14,297,896
	Iron & Steel 1.7%
	AK Steel Corp. 8.75%, due 12/1/18 (d)	2,400,000	2,604,000
	Allegheny Ludlum Corp. 6.95%, due 12/15/25 (j)	693,000	810,278
	APERAM 7.375%, due 4/1/16 (d)	1,601,000	1,552,970
	Cliffs Natural Resources, Inc.
	3.95%, due 1/15/18	786,000	797,874
	5.90%, due 3/15/20	1,140,000	1,215,788
			6,980,910
	Leisure Time 0.2%
	Royal Caribbean Cruises, Ltd. 7.25%, due 3/15/18	675,000	766,125

	Lodging 1.8%
¤	Caesars Entertainment Operating Co., Inc. 10.00%, due 12/15/18	2,250,000	1,532,813
¤	MGM Resorts International
	6.75%, due 10/1/20 (d)	1,994,000	2,093,700
	8.625%, due 2/1/19	825,000	940,500
	Starwood Hotels & Resorts Worldwide, Inc.
	6.75%, due 5/15/18	90,000	108,986
	7.15%, due 12/1/19	2,341,000	2,939,165
			7,615,164
	Machinery - Construction & Mining 0.4%
	Boart Longyear Management Pty, Ltd. 7.00%, due 4/1/21 (d)	1,606,000	1,662,210

	Media 2.5%
	CC Holdings GS V LLC 2.381%, due 12/15/17 (d)	2,203,000	2,206,906
	CCO Holdings LLC / CCO Holdings Capital Corp. 7.00%, due 1/15/19 (j)	978,000	1,057,462
	Clear Channel Communications, Inc. 9.00%, due 3/1/21	1,405,000	1,306,650
	COX Communications, Inc. 6.95%, due 6/1/38 (d)	2,241,000	2,878,334
	DISH DBS Corp.
	6.75%, due 6/1/21	765,000	856,800
	7.125%, due 2/1/16 (j)	815,000	908,725
	Time Warner Cable, Inc. 8.75%, due 2/14/19	1,087,000	1,451,694
			10,666,571
	Metal Fabricate & Hardware 0.2%
	Mueller Water Products, Inc. 8.75%, due 9/1/20	627,000	713,213

	Mining 2.9%
	Alcoa, Inc. 6.15%, due 8/15/20 (j)	1,426,000	1,561,951
	Aleris International, Inc.
	7.625%, due 2/15/18	1,426,000	1,483,040
	7.875%, due 11/1/20	475,000	503,500
¤	Novelis, Inc.
	8.375%, due 12/15/17	734,000	811,070
	8.75%, due 12/15/20	1,223,000	1,381,990
	Rio Tinto Finance USA, Ltd. 9.00%, due 5/1/19	1,500,000	2,081,748
	Teck Resources, Ltd. 2.50%, due 2/1/18	1,421,000	1,445,623
	Vedanta Resources PLC 8.25%, due 6/7/21 (d)	2,565,000	2,949,750
			12,218,672
	Miscellaneous - Manufacturing 0.4%
	American Railcar Industries, Inc. 7.50%, due 3/1/14	729,000	731,697
	Polypore International, Inc. 7.50%, due 11/15/17	815,000	886,313
			1,618,010
	Office Furnishings 0.4%
	Interface, Inc. 7.625%, due 12/1/18	1,674,000	1,816,290

	Oil & Gas 6.2%
	Berry Petroleum Co. 6.75%, due 11/1/20 (j)	1,223,000	1,320,840
	Chesapeake Energy Corp. 6.625%, due 8/15/20	2,445,000	2,683,387
	Concho Resources, Inc.
	6.50%, due 1/15/22	750,000	817,500
	7.00%, due 1/15/21	2,002,000	2,212,210
	Denbury Resources, Inc. 6.375%, due 8/15/21 (j)	815,000	886,313
	ENI S.p.A. 4.15%, due 10/1/20 (d)	2,000,000	2,046,160
	Frontier Oil Corp. 6.875%, due 11/15/18	571,000	613,825
	Hilcorp Energy I, L.P. / Hilcorp Finance Co.
	7.625%, due 4/15/21 (d)	1,223,000	1,333,070
	8.00%, due 2/15/20 (d)	1,000,000	1,107,500
	Linn Energy LLC / Linn Energy Finance Corp.
	6.50%, due 5/15/19	2,250,000	2,292,187
	7.75%, due 2/1/21	815,000	872,050
	MEG Energy Corp. 6.50%, due 3/15/21 (d)	1,032,000	1,083,600
	OGX Austria GmbH 8.50%, due 6/1/18 (d)	2,740,000	2,555,050
	Plains Exploration & Production Co. 6.125%, due 6/15/19	2,250,000	2,480,625
	Precision Drilling Corp.
	6.50%, due 12/15/21	643,000	689,618
	6.625%, due 11/15/20 (j)	1,630,000	1,740,025
	Swift Energy Co.
	7.125%, due 6/1/17	750,000	766,875
	8.875%, due 1/15/20	658,000	713,930
			26,214,765
	Oil & Gas Services 1.8%
	Basic Energy Services, Inc. 7.75%, due 2/15/19	1,600,000	1,592,000
	Cie Generale de Geophysique - Veritas
	6.50%, due 6/1/21	600,000	637,500
	9.50%, due 5/15/16	1,675,000	1,779,687
	Dresser-Rand Group, Inc. 6.50%, due 5/1/21	1,292,000	1,369,520
	Helix Energy Solutions Group, Inc. 9.50%, due 1/15/16 (d)(j)	625,000	642,188
	Hornbeck Offshore Services, Inc.
	5.875%, due 4/1/20	848,000	890,400
	8.00%, due 9/1/17	815,000	870,012
			7,781,307
	Packaging & Containers 1.0%
	Ardagh Packaging Finance PLC 9.125%, due 10/15/20 (d)	1,000,000	1,097,500
	Ball Corp. 6.75%, due 9/15/20 (j)	2,648,000	2,919,420
			4,016,920
	Pipelines 2.9%
	Energy Transfer Partners, L.P. 4.65%, due 6/1/21	1,490,000	1,605,466
	MarkWest Energy Partners, L.P. / MarkWest Energy Finance Corp. 6.75%, due 11/1/20	1,223,000	1,339,185
	Panhandle Eastern Pipe Line Co., L.P. 8.125%, due 6/1/19	2,037,000	2,521,639
	Plains All American Pipeline, L.P. / PAA Finance Corp. 5.00%, due 2/1/21	1,630,000	1,864,405
	Regency Energy Partners, L.P. / Regency Energy Finance Corp. 6.875%, due 12/1/18	1,750,000	1,894,375
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp. 7.875%, due 10/15/18	1,170,000	1,281,150
	Williams Cos., Inc. (The) 3.70%, due 1/15/23	2,000,000	1,969,590
			12,475,810
	Real Estate Investment Trusts 0.3%
	Host Hotels & Resorts, L.P. 5.875%, due 6/15/19	1,000,000	1,086,250

	Retail 2.3%
	AmeriGas Finance LLC / AmeriGas Finance Corp. 7.00%, due 5/20/22	1,200,000	1,314,000
	AmeriGas Partners, L.P. / AmeriGas Finance Corp.
	6.25%, due 8/20/19	1,460,000	1,547,600
	6.50%, due 5/20/21	741,000	792,870
	CVS Caremark Corp.
	4.75%, due 5/18/20	2,445,000	2,820,721
	5.789%, due 1/10/26 (d)(f)	79,918	90,208
	Macy's Retail Holdings, Inc. 3.875%, due 1/15/22	1,925,000	1,992,623
	Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 7.50%, due 10/1/18	934,000	1,008,720
			9,566,742
	Savings & Loans 0.5%
	RBS Citizens Financial Group, Inc. 4.15%, due 9/28/22 (d)	2,270,000	2,299,660

	Semiconductors 0.5%
	Freescale Semiconductor, Inc. 9.25%, due 4/15/18 (d)	1,934,000	2,127,400

	Software 1.5%
	Fidelity National Information Services, Inc.
	7.625%, due 7/15/17 (j)	1,549,000	1,672,920
	7.875%, due 7/15/20	489,000	553,181
¤	First Data Corp.
	7.375%, due 6/15/19 (d)	3,502,000	3,685,855
	8.875%, due 8/15/20 (d)	550,000	609,125
			6,521,081
	Special Purpose Entity 0.1%
	Swiss Re Capital I, L.P. 6.854%, due 12/31/49 (b)(d)	571,000	606,688

	Telecommunications 3.6%
	CommScope, Inc. 8.25%, due 1/15/19 (d)	2,930,000	3,201,025
	Frontier Communications Corp. 8.50%, due 4/15/20 (j)	1,489,000	1,719,795
	Hughes Satellite Systems Corp. 7.625%, due 6/15/21	1,695,000	1,940,775
	Intelsat Luxembourg S.A. 11.25%, due 2/4/17	815,000	863,900
	MetroPCS Wireless, Inc. 7.875%, due 9/1/18	1,386,000	1,500,345
	SBA Tower Trust 4.254%, due 4/15/15 (d)	2,860,000	3,036,659
	Sprint Capital Corp.
	6.90%, due 5/1/19	612,000	665,550
	8.75%, due 3/15/32	2,060,000	2,430,800
			15,358,849
	Transportation 0.8%
	CHC Helicopter S.A. 9.25%, due 10/15/20	2,109,000	2,256,630
	Hapag-Lloyd A.G. 9.75%, due 10/15/17 (d)	500,000	513,750
	PHI, Inc. 8.625%, due 10/15/18	669,000	731,719
			3,502,099
	Total Corporate Bonds (Cost $310,133,176)		327,156,353

	Foreign Bonds 2.9%
	Cayman Islands 0.1%
	Government of the Cayman Islands 5.95%, due 11/24/19 (d)	200,000	234,000

	Colombia 0.1%
	Republic of Colombia 7.375%, due 3/18/19	200,000	257,300

	El Salvador 0.1%
	Republic of El Salvador
	7.65%, due 6/15/35	163,000	191,933
	8.25%, due 4/10/32 (d)	163,000	206,195
			398,128
	Germany 0.2%
	IKB Deutsche Industriebank A.G. 4.50%, due 7/9/13	€734,000	990,397

	Indonesia 0.1%
	Republic of Indonesia 5.875%, due 3/13/20 (d)	$300,000	357,000

	Liberia 0.2%
	Royal Caribbean Cruises, Ltd. Series Reg S 5.625%, due 1/27/14	€525,000	734,231

	Philippines 0.0%‡
	Republic of Philippines 6.50%, due 1/20/20	$150,000	189,375

	Portugal 0.6%
	Portugal Obrigacoes do Tesouro OT Series Reg S 4.95%, due 10/25/23	€2,151,000	2,646,499

	Turkey 0.1%
	Republic of Turkey 5.125%, due 3/25/22	$200,000	225,500

	United Kingdom 1.4%
	Barclays Bank PLC Series Reg S 10.00%, due 5/21/21	£449,000	933,514
¤	Canada Square Operations Ltd. 7.50%, due 12/31/49 (b)	2,450,000	3,860,217
	Rexam PLC 6.75%, due 6/29/67 (b)	€978,000	1,390,475
			6,184,206
	Total Foreign Bonds (Cost $10,380,084)		12,216,636

	Loan Assignments & Participations 6.3% (l)
	Aerospace & Defense 0.4%
	U.S. Airways Group, Inc. Term Loan 2.702%, due 3/21/14	$1,944,444	1,928,646

	Automobile 0.2%
	Federal-Mogul Corp. Term Loan B 2.146%, due 12/29/14	1,029,654	976,240

	Automobile 0.1%
	Federal-Mogul Corp. Term Loan C 2.139%, due 12/28/15	525,334	498,082

	Beverage, Food & Tobacco 0.4%
	Del Monte Foods Co. Term Loan 4.50%, due 3/8/18	1,725,767	1,731,160

	Buildings & Real Estate 0.2%
	Realogy Corp.
	Extended Term Loan 4.456%, due 10/10/16	852,913	857,177
	Extended Letter of Credit 4.459%, due 10/10/16	100,548	101,051
			958,228
	Chemicals, Plastics & Rubber 0.4%
	PQ Corp. 1st Lien Term Loan 5.25%, due 5/8/17	1,500,000	1,517,501

	Diversified/Conglomerate Manufacturing 0.2%
	Walter Energy, Inc. Term Loan B 5.75%, due 4/2/18	805,550	811,592

	Electronics 0.2%
	Edwards (Cayman II), Ltd. Term Loan B 5.50%, due 5/31/16	831,788	833,348

	Finance - Consumer Loans 0.5%
	Springleaf Financial Funding Co. Term Loan B 5.50%, due 5/10/17	2,000,000	2,003,500

	Healthcare, Education & Childcare 0.3%
	Community Health Systems, Inc. Extended Term Loan 3.811%, due 1/25/17	172,741	174,191
	Warner Chilcott Co. LLC New Term Loan B2 4.25%, due 3/15/18	118,317	119,377
	Warner Chilcott Corp.
	Incremental Term Loan B1 4.25%, due 3/15/18	145,341	146,643
	New Term Loan B1 4.25%, due 3/15/18	382,706	386,134
	WC Luxco S.A.R.L. New Term Loan B3 4.25%, due 3/15/18	263,110	265,467
			1,091,812
	Hotels, Motels, Inns & Gaming 1.0%
¤	Caesars Entertainment Operating Co., Inc. Extended Term Loan B5 4.454%, due 1/26/18	3,500,000	3,191,562
¤	MGM Resorts International Term Loan B 4.25%, due 12/20/19	1,000,000	1,014,792
			4,206,354
	Media 0.4%
	Charter Communications Operating LLC Extended Term Loan C 3.46%, due 9/6/16	44,437	44,834
	Clear Channel Communications, Inc. Term Loan B 3.852%, due 1/29/16	1,913,171	1,657,582
			1,702,416
	Metals & Mining 0.4%
	FMG America Finance, Inc. Term Loan 5.25%, due 10/18/17	1,845,375	1,868,442

	Mining 0.4%
¤	Novelis, Inc. Term Loan 4.00%, due 3/10/17	1,568,004	1,585,970

	Oil & Gas 0.7%
	MEG Energy Corp. New Term Loan B 4.00%, due 3/16/18	2,962,500	2,988,884

	Telecommunications 0.2%
	MetroPCS Wireless, Inc. Incremental Term Loan B3 4.00%, due 3/16/18	980,029	983,354

	Utilities 0.3%
	Calpine Corp. New Term Loan 4.50%, due 4/2/18	1,080,750	1,090,882

	Total Loan Assignments & Participations (Cost $26,558,211)		26,776,411

	Mortgage-Backed Securities 0.2%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.2%
	Banc of America Commercial Mortgage, Inc. Series 2005-J, Class 1A1 3.00%, due 11/25/35 (m)	437,961	389,004
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.434%, due 12/25/36 (b)(d)(g)	60,195	47,694
	Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2005-5, Class 1A3 5.50%, due 11/25/35 (b)	169,863	160,067
	WaMu Mortgage Pass-Through Certificates Series 2006-AR14, Class 1A1 2.415%, due 11/25/36 (m)	218,245	184,085
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A2 2.604%, due 7/25/36 (m)	270,705	249,012
	Total Mortgage-Backed Securities (Cost $1,021,322)		1,029,862

	Municipal Bond 0.3%
	New York 0.3%
	New York City Industrial Development Agency, JFK International Airport, Revenue Bonds Series A 8.00%, due 8/1/12 (a)(n)	1,430,000	1,429,986

	Total Municipal Bond (Cost $1,454,084)		1,429,986

	U.S. Government & Federal Agencies 0.2%
	Government National Mortgage Association (Mortgage Pass-Through Securities) 0.0%
	6.00%, due 8/15/32	1	1

	United States Treasury Notes 0.2%
	1.625%, due 11/15/22	840,000	813,225
	2.125%, due 8/15/21	70,000	72,231
			885,456
	Total U.S. Government & Federal Agencies (Cost $882,768)		885,457

	Total Long-Term Bonds (Cost $382,345,887)		401,137,717

		Shares	Value
	Common Stocks 1.0%
	Auto Manufacturers 0.4%
	General Motors Co. (k)	45,730	1,284,556
	Motors Liquidation Co. GUC Trust (k)	11,598	270,813
			1,555,369
	Banks 0.5%
	CIT Group, Inc. (k)	6,479	274,386
	Citigroup, Inc.	48,939	2,063,268
			2,337,654
	Building Materials 0.1%
	U.S. Concrete, Inc. (g)(k)	19,613	233,395

	Media 0.0%‡
	Adelphia Contingent Value Vehicle (f)(g)(h)(k)	100,330	1,003

	Total Common Stocks (Cost $4,221,801)		4,127,421

	Convertible Preferred Stocks 1.9%
	Aerospace & Defense 0.1%
	United Technologies Corp. 7.50%	9,800	558,012

	Auto Manufacturers 0.1%
	General Motors Co. 4.75%	8,550	370,386

	Auto Parts & Equipment 0.1%
	Goodyear Tire & Rubber Co. (The) 5.875%	5,900	276,061

	Banks 0.4%
¤	Bank of America Corp. 7.25% Series L	781	926,086
	Wells Fargo & Co. 7.50% Series L	800	1,032,720
			1,958,806
	Hand & Machine Tools 0.2%
	Stanley Black & Decker, Inc. 4.75%	5,900	728,355

	Insurance 0.2%
	Hartford Financial Services Group, Inc. 7.25%	16,100	366,275
	MetLife, Inc. 5.00%	13,875	676,961
			1,043,236
	Iron & Steel 0.3%
	Arcelormittal 6.00%	48,000	1,245,600

	Media 0.1%
	Nielsen Holdings N.V. 6.25%	5,300	308,619

	Oil & Gas 0.4%
	Apache Corp. 6.00%	21,600	1,022,328
	Energy XXI Bermuda, Ltd. 5.625%	1,100	375,719
	Sanchez Energy Corp. (d) 4.875%	2,700	144,652
			1,542,699
	Total Convertible Preferred Stocks (Cost $8,154,352)		8,031,774

		Number of Warrants	Value
	Warrants 0.3%
	Auto Manufacturers 0.3%
	General Motors Co.
	Strike Price $10.00 Expires 7/10/16 (k)	34,575	651,393
	Strike Price $18.33 Expires 7/10/16 (k)	34,575	421,815
			1,073,208
	Media 0.0%‡
	ION Media Networks, Inc.
	Second Lien Expires 12/12/39 (f)(g)(h)(k)	11	0 (o)
	Unsecured Debt Expires 12/31/49 (f)(g)(h)(k)	11	0 (o)
			0 (o)
	Total Warrants (Cost $1,526,502)		1,073,208

		Principal Amount	Value
	Short-Term Investment 2.7%
	Repurchase Agreement 2.7%
	State Street Bank and Trust Co. 0.01%, dated 1/31/13 due 2/1/13 Proceeds at Maturity $11,310,394 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.07% and a maturity date of 11/7/22, with a Principal Amount of $11,805,000 and a Market Value of $11,537,971)	$11,310,391	11,310,391

	Total Short-Term Investment (Cost $11,310,391)		11,310,391

	Total Investments, Before Investments Sold Short (Cost $407,558,933) (r)	100.6%	425,680,511

	Long-Term Bond Sold Short (1.8%)
	Corporate Bond Sold Short (1.8%)
	Apparel (1.8%)
	Levi Strauss & Co. 7.625%, due 5/15/20	(6,800,000)	(7,412,000)

	Total Investments Sold Short (Proceeds $6,810,733)	(1.8)%	(7,412,000)

	Total Investments, Net of Investments Sold Short (Cost $400,748,200)	98.8	418,268,511
	Other Assets, Less Liabilities	1.2	5,017,459
	Net Assets	100.0%	$423,285,970

		Contracts Long	Unrealized Appreciation (Depreciation) (p)
	Futures Contracts (0.1%)
	United States Treasury Bond March 2013 (30 Year) (q)	160	$(1,054,150)

	Total Futures Contracts Long (Settlement Value $22,955,000)		(1,054,150)

		Contracts Short

	United States Treasury Notes March 2013 (10 Year) (q)	(130)	$251,550

	United States Treasury Notes March 2013 (5 Year) (q)	(580)	433,550

	Total Futures Contracts Short (Settlement Value $88,832,500)		685,100

	Total Futures Contracts (Settlement Value $65,877,500)		$(369,050)

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Issue in default.
(b)	Floating rate - Rate shown is the rate in effect as of January 31, 2013.
(c)	Subprime mortgage investment and other asset-backed securities. The total market value of these securities as of January 31, 2013 is $6,927,916, which represents 1.6% of the Fund's net assets.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Step coupon. Rate shown is the rate in effect as of January 31, 2013.
(f)	Fair valued security. The total market value of these securities as of January 31, 2013 is $114,777, which represents less than one-tenth of a percent of the Fund's net assets.
(g)	Illiquid security. The total market value of these securities as of January 31, 2013 is $305,658, which represents 0.1% of the Fund's net assets.
(h)	Restricted security.
(i)	Synthetic Convertible Bond - Security structured by an investment bank that provides exposure to a specific company's stock, represents less than one-tenth of a percent of the Fund's net assets.
(j)	Security, or a portion thereof, is maintained in a segregated account at the Fund's custodian as collateral for securities sold short.
(k)	Non-income producing security.
(l)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the rate(s) in effect as of January 31, 2013. Floating Rate Loans are generally considered restricted in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.
(m)	Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect as of January 31, 2013.
(n)	Interest on these securities is subject to alternative minimum tax.
(o)	Less than one dollar.
(p)	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2013.
(q)	As of January 31, 2013, cash in the amount of $182,000 is on deposit with a broker for futures transactions.
(r)	As of January 31, 2013, cost is $407,793,996 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$25,232,743
Gross unrealized depreciation	(7,346,228)
Net unrealized appreciation	$17,886,515

The following abbreviations are used in the above portfolio:

€	-Euro
£	-British Pound Sterling

As of January 31, 2013, the Fund held the following foreign currency forward contracts:

Foreign Currency Sale Contracts	Expiration Date	Counterparty	Contract Amount Sold		Contract Amount Purchased		Unrealized Appreciation (Depreciation)

Euro vs. U.S. Dollar	2/28/13	JPMorgan Chase Bank	EUR	10,482,000	USD	13,739,714	USD	(494,732)
Pound Sterling vs. U.S. Dollar	2/28/13	JPMorgan Chase Bank	GBP	4,465,000	7,187,016		106,483
Net unrealized appreciation (depreciation) on foreign currency forward contracts							USD	(388,249)

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$10,936,451	$—		$10,936,451
Convertible Bonds (b)	—	20,706,511	50		20,706,561
Corporate Bonds (c)	—	327,042,629	113,724		327,156,353
Foreign Bonds	—	12,216,636	—		12,216,636
Loan Assignments & Participations	—	26,776,411	—		26,776,411
Mortgage-Backed Securities	—	1,029,862	—		1,029,862
Municipal Bond	—	1,429,986	—		1,429,986
U.S. Government & Federal Agencies	—	885,457	—		885,457
Total Long-Term Bonds	—	401,023,943	113,774		401,137,717
Common Stocks (d)	4,126,418	—	1,003		4,127,421
Convertible Preferred Stocks	8,031,774	—	—		8,031,774
Warrants (e)	1,073,208	—	0	(e)	1,073,208	(e)
Short-Term Investment
Repurchase Agreement	—	11,310,391	—		11,310,391
Total Investments in Securities	13,231,400	412,334,334	114,777		425,680,511
Other Financial Instruments
Foreign Currency Forward Contracts (f)	—	106,483	—		106,483
Futures Contracts Short (f)	685,100	—	—		685,100
Total Other Financial Instruments	685,100	106,483	—		791,583
Total Investments in Securities and Other Financial Instruments	$13,916,500	$412,440,817	$114,777		$426,472,094

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Long-Term Bond Sold Short
Corporate Bond Sold Short	$—	$(7,412,000)	$—	$(7,412,000)
Total Investments in Securities Sold Short	—	(7,412,000)	—	(7,412,000)
Other Financial Instruments
Foreign Currency Forward Contracts (f)	—	(494,732)	—	(494,732)
Futures Contracts Long (f)	(1,054,150)	—	—	(1,054,150)
Total Other Financial Instruments	(1,054,150)	(494,732)	—	(1,548,882)
Total Investments in Securities Sold Short and Other Financial Instruments	$(1,054,150)	$(7,906,732)	$—	$(8,960,882)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The Level 3 security valued at $50 is held in Internet within the Convertible Bonds section of the Portfolio of Investments.
(c)	The Level 3 securities valued at $2,640, $20,876 and $90,208 are held in Commercial Services, Entertainment and Retail, respectively, within the Corporate Bonds section of the Portfolio of Investments.
(d)	The Level 3 security valued at $1,003 is held in Media within the Common Stocks section of the Portfolio of Investments.
(e)	The Level 3 securities valued at less than one dollar are held in Media within the Warrants section of the Portfolio of Investments.
(f)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2012		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2013		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2013
Long-Term Bonds
Convertible Bonds
Internet	$50		$-	$-	$-	$-	$-	$-	$-	$50		$-
Corporate Bonds
Auto Manufacturers	1,137		-	-	(1,137)	-	-	-	-	-		-
Commercial Services	2,640		-	-	-	-	-	-	-	2,640		-
Entertainment	24,511		241	449	868	-	(5,193)	-	-	20,876		(242)
Retail	90,612		(27)	(27)	714	-	(1,064)	-	-	90,208		814
Common Stocks				-			-
Media	1,003		-	-	-	-	-	-	-	1,003		-
Warrants
Media	0	(a)	-	-	-	-	-	-	-	0	(a)	-
Total	$119,953		$214	$422	$445	$-	$(6,257)	$-	$-	$114,777		$572

(a) Less than one dollar.

As of January 31, 2013, the Fund held the following restricted securities:

		Shares/Principal
	Date(s) of	Amount/Number		1/31/13		Percent of
Security	Acquisition	of Warrants	Cost	Value		Net Assets
Adelphia Contingent Value Vehicle
Common Stock	5/17/02-5/29/05	100,330	$31,487	$1,003		0.0	%‡
At Home Corp.
Convertible Bond 4.75%, due 12/31/49	7/25/01	$504,238	8,348	50		0.0	‡
ION Media Networks, Inc.
Warrant, Second Lien, Expires 12/12/39	12/20/10	11	-	0	(a)	0.0	‡
Warrant, Unsecured Debt, Expires 12/31/49	3/12/10	11	34	0	(a)	0.0	‡
Total			$39,869	$1,053		0.0	%‡

‡ Less than one-tenth of a percent.

(a) Less than one dollar.

MainStay Funds

NOTES TO PORTFOLIOS OF INVESTMENTS January 31, 2013 Unaudited

Effective February 28, 2013, the MainStay Flexible Bond Opportunities Fund changed its name to the MainStay Unconstrained Bond Fund and also changed its investment objective and strategy. For more information on these changes, see the Prospectus dated 2/28/2013.

SECURITIES VALUATION.

Each Fund prepares its financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America and follows significant accounting policies described below.

Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00p.m. Eastern time) on each day the Funds are open for business ("valuation date").

The Board of Trustees (the "Board") of MainStay Funds has adopted procedures for the valuation of the Funds' securities and has delegated the responsibility for valuation determination under those procedures to the Valuation Committee of each Fund (the "Valuation Committee"). The Board has authorized the Valuation Committee to appoint a Valuation Sub-Committee (the "Sub-Committee") to deal in the first instance with questions that arise or cannot be resolved under these procedures. The Sub-Committee will meet (in person, via electronic mail or via teleconference) on an as-needed basis. The Valuation Committee shall meet at a later time, as necessary, to ensure that actions taken by the Sub-Committee were appropriate. The procedures recognize that, subject to the oversight of the Board and unless otherwise noted, the responsibility for day-to-day valuation of portfolio assets (including securities for which market prices are not readily available) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor of each Fund.

To assess the appropriateness of security valuations, the Manager or the Funds' third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the current day prices and challenges prices exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued by recommendation, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuation based on such methodologies and determinations on a regular basis after considering all relevant information that is reasonably available.

"Fair value" is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)
•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The aggregate value by input level, as of January 31, 2013, for the funds investments are included at the end of each Fund's Portfolio of Investments.

The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The Funds may utilize third party vendor evaluations, whose prices may be derived from one or more of the following standard inputs:

• Benchmark Yields	• Reported Trades
• Broker Dealer Quotes	• Issuer Spreads
• Two-sided markets	• Benchmark securities
• Bids/Offers	• Reference Data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

Securities for which market value cannot be determined using the methodologies described above are valued by methods deemed in good faith by the Funds' Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. For the period ended January 31, 2013 there have been no changes to the fair value methodologies.

Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security for which the trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not available from third party pricing source or, if so provided, does not, in the opinion of the Funds' Manager or Subadvisor reflect the security’s market value; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of January 31, 2013, the Convertible, Global High Income, High Yield Corporate Bond, Income Builder and Unconstrained Bond Funds held securities with values of $915, $3,023,623, $91,732,234, $284,686 and $114,777, respectively, that were valued in such a manner.

Certain events may occur between the time that foreign markets close, on which securities held by certain of the Funds, including the International Equity Fund principally trade and the time at which the Funds' net asset values ("NAV(s)") are calculated. These events may include, but are not limited to, situations relating to a single issue in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Manager or Subadvisor may pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with a Fund’s policies and procedures. As of January 31, 2013, foreign equity securities held by all the Funds were not fair valued in such a manner.

Equity securities and ExchangeTraded Funds are valued at the latest quoted sales prices as of the close of regular trading on the Exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and ask prices. Prices normally are taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Investments in other mutual funds are valued at their respective NAV as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible bonds and municipal debt securities) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible bonds and municipal debt securities) supplied by a pricing agent or brokers selected by the Funds' Manager in consultation with the Funds’ Subadvisor if any, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Funds' Manager, in consultation with the Funds' Subadvisor, if any, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, Yankee bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.

The Money Market Fund seeks to maintain a NAV of $1.00 per share, although there is no assurance that it will be able to do so on a continuous basis, and it has adopted certain investment, portfolio and dividend and distribution policies designed to enable it to do as such. An investment in the Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Securities in the Money Market Fund are valued at their amortized cost in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity. Amortized cost approximates the current fair value of a security. Securities valued at amortized cost are not obtained from a quoted price in an active market and are generally categorized as Level 2 in the hierarchy.

Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less (“Short-Term Investments”) are valued at amortized cost. Securities valued at amortized cost are not valued using a quoted price in an active market. These securities are generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values determined on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by single broker quotes obtained from the engaged independent pricing service with significant unobservable inputs and are generally categorized as Level 3 in the hierarchy. For these loan assignments, participations and commitments, the Manager may consider additional factors such as liquidity of the Funds’ investments. As of January 31, 2013, High Yield Corporate Bond held securities with a value of $22,801,189 that were valued by single broker quotes and/or deemed to be illiquid.

The valuation techniques and significant amounts of unobservable inputs used in the fair valuation measurement of the certain Fund’s Level 3 securities are outlined in the table below. A significant increase or decrease in any of those inputs in isolation would result in a significantly higher or lower fair value measurement.

MainStay High Yield Corporate Bond Fund

Asset Class	Fair Value at 1/31/13	Valuation Technique	Unobservable Inputs	Range

Convertible Bond (2 positions)	5,078,433	Income/Market Approach	Estimated Recovery Rate	$0.00 - $0.01
			Liquidity Discount	20%
			Discount Rate	9%
Corporate Bonds (5 positions)	59,991,868	Income/Market Approach	Estimated Remaining Cash/Collateral	$324M
			Liquidity Discount	15%
			Offered Quote	$101.5
			Discount Rate	30%
			Distribution Percentage	73%
			EBITDA Multiple	12
			Probability of Success	20%
			Acquisition Price	$100
Loan Assignments & Participations (3 positions)	41,122,189	Income/Market Approach	Asset Coverage	3.26x
			Offered Quotes	$99 - $100.25
Common Stocks (4 positions)	8,317,744	Income/Market Approach	Estimated Remaining Claims/Value	$0.01
			Liquidity Discount	10% - 20%
			Offered Quote	$2
			Discount Rate	12%
			EBITDA Multiple	5.5
Warrants (2 positions)	23	Income Approach	Probability of Liquidity Event	0%
	114,510,257

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued. Its illiquidity might prevent the sale of such security at a time when the Manager or Subadvisor might wish to sell and these securities could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective to determining value, which could vary from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the Manager or Subadvisor determines the liquidity of a Fund's investments; in doing so, the Manager or Subadvisor may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) the dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued in such manner as the Board deems appropriate to reflect their fair value.

Item 2. Controls And Procedures.

(a)	Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MAINSTAY FUNDS

By:	/s/Stephen P. Fisher Stephen P. Fisher President and Principal Executive Officer

Date:	March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Stephen P. Fisher Stephen P. Fisher President and Principal Executive Officer

Date:	March 28, 2013

By:	/s/Jack R.Benintende Jack R. Benintende Treasurer and Principal Financial and Accounting Officer

Date:	March 28, 2013